Semi-Annual Report September 30, 2000


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                                                  THE PBHG FUNDS, INC.

                                                             Ticker Symbol
                                                           -----------------
PBHG GROWTH FUNDS
          PBHG Growth Fund - PBHG Class                          PBHGX
          PBHG Growth Fund - Advisor Class                       PBGWX
          PBHG Emerging Growth Fund                              PBEGX
          PBHG Large Cap Growth Fund                             PBHLX
          PBHG Select Equity Fund                                PBHEX
          PBHG Core Growth Fund                                  PBCRX
          PBHG Limited Fund                                      PBLDX
          PBHG Large Cap 20 Fund                                 PLCPX
          PBHG New Opportunities Fund                            PBNOX

PBHG VALUE FUNDS
          PBHG Large Cap Value Fund                              PLCVX
          PBHG Mid-Cap Value Fund                                PBMCX
          PBHG Small Cap Value Fund                              PBSVX
          PBHG Focused Value Fund                                PBFVX

PBHG SPECIALTY FUNDS
          PBHG International Fund                                PBHIX
          PBHG Cash Reserves Fund                                PBCXX
          PBHG Technology &
             Communications Fund                                 PBTCX
          PBHG Strategic Small Company Fund                      PSSCX
          PBHG Global Technology &
             Communications Fund                                 PBGTX



                                [LOGO omitted] 1

THE PBHG FUNDS, INC.


TABLE OF CONTENTS
---------------------------------------------------------------

Message to Shareholders                                       3

      PBHG GROWTH FUNDS
---------------------------------------------------------------
      PBHG Growth Fund                                        4
      PBHG Emerging Growth Fund                               8
      PBHG Large Cap Growth Fund                             12
      PBHG Select Equity Fund                                16
      PBHG Core Growth Fund                                  19
      PBHG Limited Fund                                      22
      PBHG Large Cap 20 Fund                                 25
      PBHG New Opportunities Fund                            27

      PBHG VALUE FUNDS
---------------------------------------------------------------
      PBHG Large Cap Value Fund                              30
      PBHG Mid-Cap Value Fund                                33
      PBHG Small Cap Value Fund                              38
      PBHG Focused Value Fund                                44

      PBHG SPECIALTY FUNDS
---------------------------------------------------------------
      PBHG International Fund                                47
      PBHG Cash Reserves Fund                                50
      PBHG Technology &
         Communications Fund                                 52
      PBHG Strategic Small
         Company Fund                                        55
      PBHG Global Technology &
         Communications Fund                                 62

Statements of Assets and Liabilities                         65
Statements of Operations                                     66
Statements of Changes in Net Assets                          68
Financial Highlights                                         73
Notes to Financial Statements                                76


                                [logo omitted] 2

                                             THE PBHG FUNDS, INC.

                                                         MESSAGE TO SHAREHOLDERS


DEAR FELLOW SHAREHOLDERS:
   Investors continued to be rocked by severe turbulence in the U.S. equity markets during the six-months ended September 30. Strong forces, both positive and negative, kept the market vacillating throughout the period. During April and May, we experienced a "correction". Although the market's decline helped to wring out speculative excesses in the valuations of some companies, the outsized market volatility that characterized the so-called "tech wreck" proved treacherous for many individual investors. Economic data released in June suggested that the Federal Reserve's program of six rate increases had accomplished what was intended -- providing a soft landing for the economy in which growth was slowed enough to keep inflation in check. As a result, most growth equity indexes soared that month, regaining some of the altitude lost during the previous two. Conversely, July's negative returns were impacted by reports that second quarter economic growth had not, in fact, been as slow as hoped. That information ignited fears that the Fed might raise rates again. Also in July, a negative earnings warning from Nokia sent the tech sector into a tailspin. Negative sentiment took a rest in August, and the market responded with a relatively smooth ascent. But in September, market participants found themselves back on the all-too-familiar, bumpy flight, influenced this time by investor concerns over factors including high energy prices, the weak euro and short-term earnings.
   In short, volatility was at the helm for the last six months. Yet, somehow, the results of the indexes fail to fully capture the seat-gripping experience investors endured. The Nasdaq Composite Index fell 19.68% for the six-month period ended September 30, 2000, finishing the period down 9.74% for the year-to-date. The S&P 500 Index slid 3.60%, ending the period with a year-to-date return of -1.39%. A wide disparity existed between growth and value investing styles for the last six months, with the Russell 2000 Growth and Value Indexes returning -11.05% and +9.43%, respectively.
   We are happy to report that the majority of PBHG Funds beat the returns of their benchmarks for the six-month period ended September 30, 2000. While heavy weighting in technology subjected many of the growth funds to a high level of volatility, that same overweighting and favorable stock selection within the technology sector has benefited returns for the year-to-date and trailing 12-month periods. Our disciplined approach to growth investing met with success across the market-cap spectrum during the period. PBHG Large Cap Growth and Large Cap 20 returned +4.35% and -2.35%, respectively, versus -3.60% for their benchmark, the S&P 500. PBHG Core Growth delivered a return of +4.83%, versus -5.07% for the Russell MidCap Growth Index. PBHG Growth Fund, PBHG Class and Emerging Growth Fund, although down 7.85% and 2.92%, respectively, for the period still compared favorably to the -11.05% return of the Russell 2000 Growth Index. Performance has also been favorable for our value mutual funds. PBHG Small Cap Value returned +10.51%, versus -2.72% for the Russell 2000 Index. PBHG Mid-Cap Value gained +9.41%, compared with a gain of 8.45% for the S&P Mid Cap 400 Index. PBHG Large Cap Value grew an impressive 11.03%, against a decline of 3.60% for its benchmark, the S&P 500 Index.
   While we don't attempt to predict the direction of the economy or markets, we continue to believe the backdrop of the U.S. economy and equity market remains favorable. We are also confident that technological innovations will continue to enhance productivity and foster economic growth over the long-term. We remain focused on our bottom-up research and disciplined growth and value investment processes, looking to invest in the most attractive companies that we find in the investment universe for each of the funds. Regardless of the turbulence we may experience along the way, we are confident in our approach. We continuously strive to maintain steady hands in an environment of exaggerated volatility and to deliver the long-term results our shareholders expect.

We thank you for your continuing confidence in the PBHG Funds.

Sincerely,

/s/ HAROLD J. BAXTER  [PHOTO OMITTED]     /s/ GARY L. PILGRIM    [PHOTO OMITTED]
Harold J. Baxter                          Gary L. Pilgrim
CHAIRMAN                                  PRESIDENT
THE PBHG FUNDS, INC.                      THE PBHG FUNDS, INC.


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


            THE PBHG FUNDS, INC.

PBHG GROWTH FUND (UNAUDITED)

 PBHG GROWTH FUND PBHGX


   INVESTMENT FOCUS
        STYLE

Value    Blend    Growth
------------------------
                         Large
------------------------
                         Medium       MARKET CAPITALIZATION
---------------------X--
                         Small
------------------------


                          AVERAGE ANNUAL TOTAL RETURN 1
                            AS OF SEPTEMBER 30, 2000

-----------------------------------------------------------------------------------------------
                                   One     Annualized    Annualized    Annualized    Annualized
                         6        Year       3 Year        5 Year        10 Year     Inception
                      Months2    Return      Return        Return        Return       to Date
-----------------------------------------------------------------------------------------------
 PBHG Growth Fund -
  PBHG Class 3        (7.85)%    87.96%      26.43%        20.85%        27.96%        21.68%
-----------------------------------------------------------------------------------------------
 PBHG Growth Fund -
  Advisor Class 4     (7.94)%    87.55%      26.12%        20.61%        27.84%        21.60%
-----------------------------------------------------------------------------------------------


                     COMPARISON OF CHANGE IN THE VALUE OF A
                   $10,000 INVESTMENT IN THE PBHG GROWTH FUND,
                PBHG CLASS, VERSUS THE RUSSELL 2000 GROWTH INDEX
                   AND THE LIPPER MID-CAP GROWTH FUNDS AVERAGE

                              [LINE GRAPH OMITTED]

                              PLOT POINTS FOLLOWS:

                PBHG Growth Fund,         Russell 2000     Lipper Mid-Cap Growth
                   PBHG Class            Growth Index 5       Funds Average 6

12/31/85             10,000                  10,000               10,000
1/31/86              10,250                  10,228               10,284
2/28/86              11,080                  10,983               11,064
3/31/86              11,510                  11,482               11,509
4/30/86              11,640                  11,763               11,577
5/31/86              12,580                  12,194               12,140
6/30/86              12,680                  12,233               12,232
7/31/86              11,700                  10,918               11,180
8/31/86              12,380                  11,153               11,587
9/30/86              11,240                  10,245               10,736
10/31/86             12,193                  10,766               11,289
11/30/86             12,676                  10,718               11,476
12/31/86             12,394                  10,358               11,192
1/31/87              14,728                  11,691               12,462
2/28/87              16,509                  12,823               13,569
3/31/87              16,871                  13,175               13,706
4/30/87              16,911                  12,767               13,506
5/31/87              17,046                  12,677               13,597
6/30/87              16,508                  12,991               13,726
7/31/87              16,604                  13,302               14,205
8/31/87              17,548                  13,687               14,775
9/30/87              17,524                  13,413               14,538
10/31/87             12,898                   8,994               10,582
11/30/87             11,840                   8,399                9,909
12/31/87             13,832                   9,273               11,117
1/31/88              13,566                   9,454               11,222
2/29/88              14,814                  10,334               12,015
3/31/88              14,660                  10,888               12,193
4/30/88              15,011                  11,151               12,470
5/31/88              14,576                  10,783               12,318
6/30/88              15,684                  11,579               13,209
7/31/88              14,969                  11,363               12,817
8/31/88              14,099                  10,950               12,462
9/30/88              14,744                  11,260               12,933
10/31/88             14,449                  11,073               12,743
11/30/88             14,119                  10,642               12,442
12/31/88             14,780                  11,162               13,000
1/31/89              15,792                  11,638               13,839
2/28/89              15,553                  11,667               13,780
3/31/89              15,244                  11,991               14,136
4/30/89              16,467                  12,588               15,047
5/31/89              18,020                  13,191               15,897
6/30/89              17,004                  12,767               15,406
7/31/89              18,401                  13,365               16,488
8/31/89              19,177                  13,749               17,058
9/30/89              19,896                  13,907               17,273
10/31/89             18,852                  13,146               16,544
11/30/89             18,698                  13,263               16,710
12/31/89             19,109                  13,413               16,908
1/31/90              17,501                  12,029               15,446
2/28/90              18,537                  12,485               15,934
3/31/90              19,377                  13,057               16,680
4/30/90              18,948                  12,669               16,381
5/31/90              21,627                  13,799               18,142
6/30/90              21,823                  13,881               18,280
7/31/90              20,716                  13,250               17,638
8/31/90              17,984                  11,332               15,531
9/30/90              15,483                  10,259               14,324
10/31/90             14,787                   9,683               13,927
11/30/90             16,614                  10,574               15,187
12/31/90             17,266                  11,078               15,985
1/31/91              19,518                  12,118               17,420
2/28/91              20,782                  13,510               18,803
3/31/91              22,659                  14,462               20,026
4/30/91              22,284                  14,290               19,711
5/31/91              23,271                  14,980               20,726
6/30/91              20,664                  13,961               19,398
7/31/91              22,323                  14,593               20,775
8/31/91              23,449                  15,238               21,801
9/30/91              23,074                  15,467               21,856
10/31/91             23,745                  16,126               22,638
11/30/91             22,724                  15,285               21,715
12/31/91             26,179                  16,748               24,766
1/31/92              27,174                  18,064               25,521
2/29/92              27,447                  18,257               25,853
3/31/92              25,782                  17,207               24,477
4/30/92              24,862                  16,208               23,315
5/31/92              24,688                  16,171               23,347
6/30/92              23,544                  15,140               22,369
7/31/92              23,420                  15,615               23,132
8/31/92              22,649                  15,014               22,591
9/30/92              23,644                  15,433               23,194
10/31/92             25,061                  16,068               24,196
11/30/92             28,298                  17,568               26,112
12/31/92             33,612                  18,050               27,000
1/31/93              33,003                  18,274               27,451
2/28/93              30,891                  17,281               26,114
3/31/93              34,668                  17,726               27,205
4/30/93              33,868                  17,164               26,520
5/31/93              37,613                  18,193               28,344
6/30/93              39,822                  18,236               28,676
7/31/93              40,302                  18,418               28,845
8/31/93              43,375                  19,300               30,616
9/30/93              47,344                  19,938               31,963
10/31/93             48,145                  20,514               32,309
11/30/93             46,320                  19,684               31,071
12/31/93             49,312                  20,461               32,500
1/31/94              51,258                  21,006               33,404
2/28/94              51,777                  20,913               33,237
3/31/94              47,592                  19,629               31,253
4/30/94              47,884                  19,659               31,250
5/31/94              45,192                  19,218               30,675
6/30/94              41,591                  18,397               29,141
7/31/94              42,888                  18,659               29,785
8/31/94              47,657                  20,028               32,028
9/30/94              49,052                  20,112               32,220
10/31/94             50,577                  20,326               33,051
11/30/94             49,571                  19,504               31,888
12/31/94             51,654                  19,964               32,618
1/31/95              49,122                  19,557               32,236
2/28/95              51,849                  20,461               33,726
3/31/95              54,219                  21,058               35,078
4/30/95              53,667                  21,375               35,257
5/31/95              54,089                  21,655               35,937
6/30/95              59,998                  23,147               38,791
7/31/95              67,238                  24,951               42,263
8/31/95              67,141                  25,258               42,905
9/30/95              70,712                  25,779               44,278
10/31/95             72,660                  24,510               43,016
11/30/95             75,550                  25,591               44,883
12/31/95             77,660                  26,158               45,215
1/31/96              74,186                  25,942               45,093
2/29/96              79,673                  27,125               47,239
3/31/96              82,140                  27,662               48,368
4/30/96              89,056                  29,786               52,707
5/31/96              93,114                  31,314               55,137
6/30/96              89,348                  29,278               52,573
7/31/96              80,128                  25,704               47,026
8/31/96              84,218                  27,606               50,182
9/30/96              91,621                  29,027               53,790
10/31/96             85,192                  27,776               51,633
11/30/96             87,465                  28,548               52,686
12/31/96             85,290                  29,105               52,665
1/31/97              85,225                  29,832               54,240
2/28/97              76,102                  28,031               50,584
3/31/97              68,375                  26,052               47,043
4/30/97              68,667                  25,751               46,874
5/31/97              77,141                  29,621               52,761
6/30/97              80,420                  30,626               55,362
7/31/97              85,972                  32,195               59,487
8/31/97              84,153                  33,161               59,874
9/30/97              90,192                  35,808               64,532
10/31/97             85,160                  33,656               60,731
11/30/97             82,465                  32,855               59,401
12/31/97             82,433                  32,874               59,787
1/31/98              80,290                  32,436               58,872
2/28/98              87,757                  35,299               63,941
3/31/98              91,653                  36,780               67,049
4/30/98              92,010                  37,006               67,538
5/31/98              83,569                  34,317               63,216
6/30/98              88,212                  34,668               65,991
7/31/98              80,095                  31,773               61,833
8/31/98              60,388                  24,439               48,613
9/30/98              65,063                  26,917               52,337
10/31/98             66,524                  28,320               54,551
11/30/98             72,530                  30,517               59,390
12/31/98             82,920                  33,279               66,903
1/31/99              84,705                  34,776               69,545
2/28/99              76,167                  31,595               64,135
3/31/99              79,576                  32,720               68,842
4/30/99              76,102                  35,610               71,713
5/31/99              78,764                  35,666               71,512
6/30/99              88,764                  37,545               78,184
7/31/99              87,530                  36,384               77,551
8/31/99              89,803                  35,023               77,551
9/30/99              96,978                  35,699               79,738
10/31/99            105,776                  36,614               86,850
11/30/99            122,561                  40,485               97,794
12/31/99            159,576                  47,621              116,276
1/31/00             159,543                  47,177              114,683
2/29/00             216,428                  58,154              143,848
3/31/00             197,803                  52,041              135,619
4/30/00             166,851                  46,786              121,312
5/31/00             151,392                  42,689              110,624
6/30/00             180,997                  48,204              126,786
7/31/00             168,367                  44,073              120,320
8/31/00             198,511                  48,709              135,529
9/30/00             182,277                  46,289              130,365

1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
2 The six month returns have not been annualized.
3 The PBHG Growth Fund-PBHG Class commenced operations on December 19, 1985.
4 The performance shown for the Advisor Class (formerly known as the Trust
  Class) prior to its inception on August 16, 1996, is based on the performance and expenses of the PBHG Class. Subsequent to August 16, 1996, the performance is that of the Advisor Class and reflects the expenses specific to the Advisor Class, which will cause its returns to be less than those of the PBHG Class. The average annual total return of the Advisor Class from its inception date to September 30, 2000 was 23.95%.
5 The Russell 2000 Growth Index is an unmanaged index comprised of those securities in the Russell 2000 Index with a greater-than-average growth orientation. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance.
6 The Lipper Mid-Cap Growth Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Mid-Cap Growth category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Fund's past or future performance.


SECTOR WEIGHTINGS - AT SEPTEMBER 30, 2000

[PIE CHART OMITTED]

PLOT POINTS FOLLOWS:

Consumer Cyclical    16%
Health Care          12%
Industrial           8%
Services             4%
Technology           49%
Cash                 11%

% of Total Portfolio Investments



TOP TEN HOLDINGS - SEPTEMBER 30, 2000

Micromuse                                         3.3%
Polycom                                           3.2%
Gemstar-TV Guide International                    3.1%
Flextronics International                         2.8%
Micrel                                            2.6%
Minimed                                           2.6%
Transwitch                                        2.5%
King Pharmaceuticals                              2.3%
Extreme Networks                                  2.3%
Art Technology                                    2.3%
------------------------------------------------------
% of Total Portfolio Investments                 27.0%

                                [LOGO OMITTED] 4

                                        THE PBHG FUNDS, INC.

                                                         STATEMENT OF NET ASSETS
                                                         -----------------------
                                            As of September 30, 2000 (UNAUDITED)

 PBHG GROWTH FUND PBHGX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 94.2%

CONSUMER CYCLICAL -- 17.4%

AUDIO/VIDEO PRODUCTS -- 3.4%
Polycom*                            2,986,400     $   199,995
                                                  -----------
                                                      199,995
--------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE -- 0.8%
Fastenal                              846,000          48,751
                                                  -----------
                                                       48,751
--------------------------------------------------------------------------------
E-COMMERCE -- 0.4%
Purchasepro.com*                      240,000          21,090
                                                  -----------
                                                       21,090
--------------------------------------------------------------------------------
MOTION PICTURES & SERVICES -- 2.4%
Macrovision*                        1,733,800         140,438
Zomax*                                422,600           2,958
                                                  -----------
                                                      143,396
--------------------------------------------------------------------------------
MULTIMEDIA -- 3.3%
Gemstar-TV Guide International*     2,251,100         196,268
                                                  -----------
                                                      196,268
--------------------------------------------------------------------------------
RADIO -- 0.7%
Hispanic Broadcasting*              1,601,700          44,647
                                                  -----------
                                                       44,647
--------------------------------------------------------------------------------
RETAIL-BEDDING -- 0.2%
Bed Bath & Beyond*                    574,500          14,012
                                                  -----------
                                                       14,012
--------------------------------------------------------------------------------
RETAIL-COMPUTER EQUIPMENT -- 2.3%
CDW Computer Centers*               1,955,800         134,950
                                                  -----------
                                                      134,950
--------------------------------------------------------------------------------
RETAIL-DISCOUNT -- 1.4%
Dollar Tree Stores*                 2,067,450          83,861
                                                  -----------
                                                       83,861
--------------------------------------------------------------------------------
RETAIL-JEWELRY -- 1.5%
Tiffany & Company                   2,354,800          90,807
                                                  -----------
                                                       90,807
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 1.0%
Starbucks*                          1,564,600          62,682
                                                  -----------
                                                       62,682
                                                  -----------
OTAL CONSUMER CYCLICAL (COST $566,726)             1,040,459
                                                  -----------
--------------------------------------------------------------------------------
HEALTH CARE -- 12.6%
MEDICAL INFORMATION SYSTEMS -- 0.2%
Allscripts*                           800,100          11,301
                                                  -----------
                                                       11,301
--------------------------------------------------------------------------------
MEDICAL INSTRUMENTS -- 1.7%
Techne*                               913,300         102,290
                                                  -----------
                                                      102,290
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 2.8%
Minimed*                            1,861,500     $   166,372
                                                  -----------
                                                      166,372
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 2.2%
Incyte Pharmaceuticals*             1,669,800          68,670
Invitrogen*                           874,500          62,199
                                                  -----------
                                                      130,869
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 4.3%
Celgene*                            1,860,900         110,724
King Pharmaceuticals*               4,338,193         145,058
                                                  -----------
                                                      255,782
--------------------------------------------------------------------------------
PHARMACY SERVICES -- 1.4%
Express Scripts, Cl A*+             1,196,500          86,447
                                                  -----------
                                                       86,447
                                                  -----------
TOTAL HEALTH CARE (COST $466,295)                     753,061
                                                  -----------
--------------------------------------------------------------------------------
INDUSTRIAL -- 8.9%
BUILDING & CONSTRUCTION-MISCELLANEOUS -- 1.2%
Dycom Industries*                   1,738,700          72,373
                                                  -----------
                                                       72,373
--------------------------------------------------------------------------------
CIRCUIT BOARDS -- 1.8%
Jabil Circuit*                      1,896,300         107,615
                                                  -----------
                                                      107,615
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS -- 3.9%
Flextronics International*          2,128,700         174,819
Gentex*                             2,361,900          59,048
                                                  -----------
                                                      233,867
--------------------------------------------------------------------------------
INDUSTRIAL AUTOMATION/ROBOTICS -- 0.6%
Cognex*                               864,500          34,094
                                                  -----------
                                                       34,094
--------------------------------------------------------------------------------
INSTRUMENTS-SCIENTIFIC -- 0.9%
PerkinElmer                           507,100          52,929
                                                  -----------
                                                       52,929
--------------------------------------------------------------------------------
LASERS-SYSTEMS/COMPONENTS -- 0.5%
Cymer*                                942,600          28,926
                                                  -----------
                                                       28,926
                                                  -----------
TOTAL INDUSTRIAL (COST $332,948)                      529,804
                                                  -----------
--------------------------------------------------------------------------------
SERVICES -- 3.9%
ADVERTISING SALES  -- 1.1%
Lamar Advertising*                  1,774,400          67,205
                                                  -----------
                                                       67,205
--------------------------------------------------------------------------------
ADVERTISING SERVICES -- 0.8%
Getty Images*                       1,624,600          49,449
                                                  -----------
                                                       49,449
--------------------------------------------------------------------------------

                                [LOGO OMITTED] 5

            THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
-----------------------
AS OF SEPTEMBER 30, 2000 (UNAUDITED)

 PBHG GROWTH FUND PBHGX

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 1.2%
Wireless Facilities*                1,274,100    $     73,500
                                                 ------------
                                                       73,500
--------------------------------------------------------------------------------
COMPUTER SERVICES -- 0.8%
MarchFIRST*                         2,970,500          46,600
                                                 ------------
                                                       46,600
                                                  -----------
TOTAL SERVICES (COST $249,600)                        236,754
                                                 ------------
--------------------------------------------------------------------------------
TECHNOLOGY -- 51.4%
APPLICATIONS SOFTWARE -- 3.5%
Peregrine Systems*                  4,135,900          78,324
Quest Software*                     1,320,800          82,034
VA Linux Systems*                     995,500          46,042
                                                 ------------
                                                      206,400
--------------------------------------------------------------------------------
CELLULAR TELECOMMUNICATION -- 0.4%
Triton PCS Holdings*                  865,500          23,801
                                                 ------------
                                                       23,801
--------------------------------------------------------------------------------
COMPUTER DATA SECURITY -- 0.2%
RSA Security*                         221,200           9,539
                                                 ------------
                                                        9,539
--------------------------------------------------------------------------------
COMPUTER GRAPHICS -- 1.8%
Nvidia*                             1,317,900         107,903
                                                 ------------
                                                      107,903
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 0.5%
Silicon Storage Technology*         1,033,200          28,090
                                                 ------------
                                                       28,090
--------------------------------------------------------------------------------
DECISION SUPPORT SOFTWARE -- 1.0%
Advent Software*                      828,200          57,870
                                                 ------------
                                                       57,870
--------------------------------------------------------------------------------
EDUCATIONAL SOFTWARE -- 2.0%
Smartforce ADR*                     2,520,300         119,399
                                                 ------------
                                                      119,399
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 12.0%
Actel*                                874,500          31,427
Cree*                                 517,800          60,194
Dallas Semiconductor                1,229,200          40,410
Lattice Semiconductor*              1,035,200          55,642
Microchip Technology*               3,672,675         121,428
Qlogic*                             1,189,200         104,650
Semtech*                            2,214,400          95,496
Transwitch*                         2,461,900         156,946
Virata*                               816,800          54,011
                                                 ------------
                                                      720,204
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 2.0%
Informatica*                        1,280,600         119,416
                                                 ------------
                                                      119,416
--------------------------------------------------------------------------------



                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
INTERNET CONTENT -- 2.1%
Go2Net*                             1,447,500    $     78,549
Infospace*                          1,490,600          45,091
                                                 ------------
                                                      123,640
--------------------------------------------------------------------------------
INTERNET SOFTWARE -- 9.0%
Agile Software*                       402,000          36,155
Art Technology*                     1,497,600         141,898
E.Piphany*                            499,500          38,493
Interwoven*                         1,043,500         117,981
Real Network*                       1,034,500          41,121
Software.com*                         680,200         123,414
Vignette*                           1,303,700          38,948
                                                 ------------
                                                      538,010
--------------------------------------------------------------------------------
NETWORK SOFTWARE -- 3.4%
Micromuse*                          1,026,000         206,162
                                                 ------------
                                                      206,162
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 4.1%
Cobalt Networks*                      888,000          51,393
Extreme Networks*                   1,257,400         143,972
JNI*                                  570,200          50,748
                                                 ------------
                                                      246,113
--------------------------------------------------------------------------------
SATELLITE TELECOMMUNICATIONS -- 0.6%
Gilat Satellite*                      494,400          38,007
                                                 ------------
                                                       38,007
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 3.9%
Cypress Semiconductor*              1,533,500          63,736
Micrel*                             2,491,700         166,944
                                                 ------------
                                                      230,680
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 0.9%
Credence Systems*                     791,579          23,748
Helix Technology                      479,100          14,313
Varian Semiconductor Equipment*       467,500          17,502
                                                 ------------
                                                       55,563
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 3.3%
Advanced Fibre*                     1,351,500          51,187
Audiocodes Limited*+                  976,500          83,125
Ditech Communications*              1,035,600          42,459
Terayon Communication*                695,100          23,590
                                                 ------------
                                                      200,361
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT-FIBER OPTICS -- 0.2%
Newport                                76,500          12,184
                                                 ------------
                                                       12,184
--------------------------------------------------------------------------------
TELECOMMUNICATIONS SERVICES -- 0.5%
Inet Technologies*                  1,047,500          30,639
                                                 ------------
                                                       30,639
--------------------------------------------------------------------------------
TOTAL TECHNOLOGY (COST $2,077,447)                  3,073,981
                                                 ------------
TOTAL COMMON STOCK (COST $3,693,016)                5,634,059
                                                 ------------
--------------------------------------------------------------------------------

                                [LOGO OMITTED] 6

                                        THE PBHG FUNDS, INC.

                                                         STATEMENT OF NET ASSETS
                                                 -------------------------------
                                            AS OF SEPTEMBER 30, 2000 (UNAUDITED)


                                                          PBHG GROWTH FUND PBHGX


                                               Face             Market
Description                                Amount (000)       Value (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 11.2%
Barclays
   6.55%, dated 09/29/00, matures 10/02/00,
   repurchase price $113,514,061 (collateralized
   by U.S. Government Agency Instruments:
   total market value $115,721,662)(A)          $113,452      $    113,452
Deutsche
   6.55%, dated 09/29/00, matures 10/02/00,
   repurchase price $154,582,924 (collateralized
   by U.S. Government Agency Instruments:
   total market value $157,588,980) (A)          154,499           154,499
Greenwich Capital
   6.55%, dated 09/29/00, matures 10/02/00,
   repurchase price $42,716,596 (collateralized
   by U.S. Government Agency Instruments:
   total market value $43,549,463) (A)            42,693            42,693
J.P. Morgan
   6.55%, dated 09/29/00, matures 10/02/00,
   repurchase price $133,117,606 (collateralized
   by U.S. Government Agency Instruments:
   total market value $135,706,118) (A)          133,045           133,045
J.P. Morgan
   6.55%, dated 09/29/00, matures 10/02/00,
   repurchase price $63,076,676 (collateralized
   by U.S. Government Agency Instruments:
   total market value $64,303,111) (A)            63,042            63,042
Morgan Stanley
   6.55%, dated 09/29/00, matures 10/02/00,
   repurchase price $82,678,749 (collateralized
   by U.S. Government Agency Instruments:
   total market value $85,212,715) (A)            82,634            82,634
Prudential
   6.55%, dated 09/29/00, matures 10/02/00,
   repurchase price $82,540,628 (collateralized
   by U.S. Government Agency Instruments:
   total market value $84,145,579) (A)            82,496            82,496
                                                              ------------
TOTAL REPURCHASE AGREEMENTS (COST $671,861)                        671,861
                                                              ------------
TOTAL INVESTMENTS-- 105.4% (COST $4,364,877)                     6,305,920
                                                              ------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (5.4)%
Payable for Capital Shares Redeemed                               (395,368)
Other Assets and Liabilities, Net                                   69,305
                                                              ------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                           (326,063)
                                                              ------------
--------------------------------------------------------------------------------

                                                                  Market
Description                                                     Value (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class (authorized 400 million
   shares -- $0.001 par value) based on 108,069,119
   outstanding shares of common stock                           $2,987,961
Fund Shares of Advisor Class (authorized 200 million
   shares -- $0.001 par value)
   based on 2,446,819 outstanding shares of common stock            70,713
Accumulated net investment loss                                    (19,449)
Accumulated net realized gain on investments                       999,589
Net unrealized appreciation on investments                       1,941,043
                                                              ------------
TOTAL NET ASSETS -- 100.0%                                      $5,979,857
                                                              ------------
                                                              ------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- PBHG CLASS                                     $54.12
                                                              ------------
                                                              ------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- ADVISOR CLASS                                  $53.57
                                                              ------------
                                                              ------------

* Non-Income Producing Security
(A) -- Tri-Party Repurchase Agreement
ADR -- American Depository Receipt
Cl --  Class
+Considered an affiliated company as the Fund owns more than 5% of the outstanding voting securities of such company. The total market value of investments in affiliated companies as of September 30, 2000 was $169,571,688.



The accompanying notes are an integral part of the financial statements.

                                [LOGO OMITTED] 7

            THE PBHG FUNDS, INC.

PBHG EMERGING GROWTH FUND (UNAUDITED)


PBHG EMERGING GROWTH FUND PBEGX



    INVESTMENT FOCUS
         STYLE

Value    Blend    Growth
------------------------
                         Large
------------------------
                         Medium       MARKET CAPITALIZATION
------------------------
                    X    Small
------------------------

                          AVERAGE ANNUAL TOTAL RETURN 1
                            AS OF SEPTEMBER 30, 2000

-------------------------------------------------------------------------------------------
                                              One    Annualized    Annualized    Annualized
                                     6       Year      3 Year        5 Year      Inception
                                  Months2   Return     Return        Return       to Date 3
-------------------------------------------------------------------------------------------
  PBHG Emerging Growth Fund      (2.92)%    65.35%     15.01%        16.03%         23.82%
-------------------------------------------------------------------------------------------


                     COMPARISON OF CHANGE IN THE VALUE OF A
                 $10,000 INVESTMENT IN THE PBHG EMERGING GROWTH
                   FUND, VERSUS THE RUSSELL 2000 GROWTH INDEX
                  AND THE LIPPER SMALL-CAP GROWTH FUNDS AVERAGE

                              [LINE GRAPH OMITTED]

                              PLOT POINTS FOLLOWS:

              PBHG Emerging         Russell 2000         Lipper Small-Cap Growth
               Growth Fund          Growth Index 4          Funds Average 5
6/30/93           10,000               10,000                    10,000
7/31/93           10,198               10,100                    10,055
8/31/93           11,304               10,583                    10,596
9/30/93           12,500               10,933                    11,053
10/31/93          13,063               11,249                    11,194
11/30/93          12,332               10,794                    10,784
12/31/93          13,100               11,220                    11,293
1/31/94           13,636               11,519                    11,614
2/28/94           14,075               11,468                    11,619
3/31/94           13,100               10,764                    10,948
4/30/94           13,261               10,780                    10,924
5/31/94           12,854               10,539                    10,647
6/30/94           12,008               10,088                    10,106
7/31/94           12,372               10,232                    10,283
8/31/94           13,689               10,983                    11,023
9/30/94           14,621               11,029                    11,158
10/31/94          15,628               11,146                    11,419
11/30/94          15,435               10,695                    11,031
12/31/94          16,216               10,947                    11,261
1/31/95           15,518               10,724                    11,085
2/28/95           16,130               11,220                    11,570
3/31/95           17,290               11,548                    11,960
4/30/95           17,666               11,721                    12,070
5/31/95           17,762               11,875                    12,217
6/30/95           19,384               12,693                    13,124
7/31/95           21,328               13,682                    14,267
8/31/95           21,575               13,851                    14,451
9/30/95           22,359               14,136                    14,880
10/31/95          21,682               13,441                    14,450
11/30/95          22,982               14,033                    15,061
12/31/95          24,072               14,344                    15,332
1/31/96           23,498               14,226                    15,160
2/29/96           24,838               14,874                    15,999
3/31/96           25,963               15,169                    16,469
4/30/96           29,722               16,334                    18,106
5/31/96           31,084               17,171                    19,078
6/30/96           29,159               16,055                    18,121
7/31/96           25,142               14,095                    16,234
8/31/96           27,122               15,138                    17,368
9/30/96           29,643               15,918                    18,434
10/31/96          28,068               15,231                    17,809
11/30/96          28,011               15,655                    18,140
12/31/96          28,184               15,960                    18,356
1/31/97           28,475               16,359                    18,804
2/28/97           24,311               15,371                    17,612
3/31/97           22,403               14,286                    16,400
4/30/97           21,345               14,121                    16,148
5/31/97           25,567               16,243                    18,445
6/30/97           27,033               16,794                    19,524
7/31/97           27,882               17,655                    20,815
8/31/97           28,184               18,184                    21,252
9/30/97           30,918               19,636                    22,978
10/31/97          28,347               18,455                    21,838
11/30/97          27,289               18,016                    21,395
12/31/97          27,149               18,027                    21,461
1/31/98           26,823               17,787                    21,167
2/28/98           28,766               19,357                    22,985
3/31/98           30,045               20,169                    24,144
4/30/98           30,255               20,293                    24,392
5/31/98           27,568               18,818                    22,751
6/30/98           28,417               19,011                    23,244
7/31/98           26,009               17,423                    21,627
8/31/98           21,147               13,401                    16,953
9/30/98           23,020               14,760                    18,272
10/31/98          22,740               15,530                    19,135
11/30/98          24,532               16,735                    20,774
12/31/98          27,964               18,249                    22,964
1/31/99           28,058               19,070                    23,455
2/28/99           24,800               17,326                    21,333
3/31/99           24,064               17,943                    22,239
4/30/99           23,481               19,527                    23,189
5/31/99           24,496               19,558                    23,453
6/30/99           27,252               20,588                    25,536
7/31/99           26,610               19,952                    25,521
8/31/99           26,353               19,206                    25,184
9/30/99           28,443               19,576                    25,889
10/31/99          30,335               20,078                    27,282
11/30/99          33,604               22,201                    30,853
12/31/99          41,484               26,114                    36,619
1/31/00           39,861               25,870                    36,213
2/29/00           53,014               31,889                    45,422
3/31/00           48,448               28,537                    42,874
4/30/00           42,392               25,656                    38,063
5/31/00           37,244               23,409                    34,877
6/30/00           46,958               26,433                    40,838
7/31/00           42,731               24,168                    38,192
8/31/00           49,756               26,710                    42,691
9/30/00           47,031               25,383                    41,000


1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
2 The six month return has not been annualized.
3 The PBHG Emerging Growth Fund commenced operations on June 14, 1993.
4 The Russell 2000 Growth Index is an unmanaged index comprised of those securities in the Russell 2000 Index with a greater-than-average growth orientation. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance.
5 The Lipper Small-Cap Growth Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Small-Cap Growth category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Fund's past or future performance.


SECTOR WEIGHTINGS - AT SEPTEMBER 30, 2000

[PIE CHART OMITTED]

PLOT POINT FOLLOWS:

Consumer Cyclical 7%
Health Care       9%
Industrial        6%
Services          8%
Technology        56%
Cash              14%

% of Total Portfolio Investments



TOP TEN HOLDINGS - SEPTEMBER 30, 2000

Micromuse                                         3.6%
Polycom                                           3.6%
Advent Software                                   2.9%
Transwitch                                        2.8%
MMC Networks                                      2.7%
Business Objects ADR                              2.6%
Natural Microsystems                              2.5%
Diamond Technology Partners, Cl A                 2.2%
Actuate                                           2.2%
InFocus                                           2.1%
------------------------------------------------------
% of Total Portfolio Investments                 27.2%

                                [LOGO OMITTED] 8

                                        THE PBHG FUNDS, INC.

                                                         STATEMENT OF NET ASSETS
                                                         -----------------------
                                            AS OF SEPTEMBER 30, 2000 (UNAUDITED)

                                                 PBHG EMERGING GROWTH FUND PBEGX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 93.3%
CONSUMER CYCLICAL -- 8.1%
AUDIO/VIDEO PRODUCTS -- 3.9%
Polycom*                              713,000    $     47,749
                                                 ------------
                                                       47,749
--------------------------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 0.7%
Charlotte Russe Holding*              304,800           4,039
Hot Topic*                            145,300           4,359
                                                 ------------
                                                        8,398
--------------------------------------------------------------------------------
RETAIL-COMPUTER EQUIPMENT -- 1.2%
Insight Enterprises*                  528,450          14,400
                                                 ------------
                                                       14,400
--------------------------------------------------------------------------------
RETAIL-CONSUMER ELECTRONICS -- 0.7%
Tweeter Home Entertainment Group*     230,200           8,359
                                                 ------------
                                                        8,359
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 0.6%
California Pizza Kitchen*             263,700           7,384
                                                 ------------
                                                        7,384
--------------------------------------------------------------------------------
RETAIL-VARIETY STORE -- 1.0%
99 Cents Only Stores*                 247,700          12,431
                                                 ------------
                                                       12,431
                                                 ------------
TOTAL CONSUMER CYCLICAL (COST $46,141)                 98,721
                                                 ------------
--------------------------------------------------------------------------------
HEALTH CARE -- 9.7%
MEDICAL INFORMATION SYSTEMS -- 1.3%
Allscripts*                           275,500           3,891
Dendrite International*               447,800          12,007
                                                 ------------
                                                       15,898
--------------------------------------------------------------------------------
MEDICAL INSTRUMENTS -- 0.9%
Techne*                                97,000          10,864
                                                 ------------
                                                       10,864
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 1.8%
Minimed*                              243,200          21,736
                                                 ------------
                                                       21,736
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 1.4%
Myriad Genetics*                      192,000          16,584
                                                 ------------
                                                       16,584
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 2.6%
Medicis Pharmaceutical, Cl A*         320,550          19,714
Priority Healthcare, Cl B*            150,000          11,437
                                                 ------------
                                                       31,151
--------------------------------------------------------------------------------
PHARMACY SERVICES -- 0.8%
Accredo Health*                       200,000           9,775
                                                 ------------
                                                        9,775
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
RESPIRATORY PRODUCTS -- 0.9%
Resmed*                               367,900    $     11,497
                                                 ------------
                                                       11,497
                                                 ------------
TOTAL HEALTH CARE (COST $75,008)                      117,505
                                                 ------------
--------------------------------------------------------------------------------
INDUSTRIAL -- 6.4%
BUILDING & CONSTRUCTION-MISCELLANEOUS -- 1.0%
Dycom Industries*                     296,000          12,321
                                                 ------------
                                                       12,321
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 0.5%
GSI Lumonics*                         352,100           5,810
                                                 ------------
                                                        5,810
--------------------------------------------------------------------------------
ELECTRONIC CONNECTORS -- 0.6%
Merix*                                103,300           6,695
                                                 ------------
                                                        6,695
--------------------------------------------------------------------------------
ELECTRONIC MEASURING INSTRUMENTS -- 1.2%
Molecular Devices*                    151,300          14,865
                                                 ------------
                                                       14,865
--------------------------------------------------------------------------------
INSTRUMENTS-CONTROLS -- 0.3%
Photon Dynamics*                      105,600           3,986
                                                 ------------
                                                        3,986
--------------------------------------------------------------------------------
INSTRUMENTS-SCIENTIFIC -- 0.5%
Varian*                               136,400           5,874
                                                 ------------
                                                        5,874
--------------------------------------------------------------------------------
LASERS-SYSTEMS/COMPONENts -- 1.4%
Cymer*                                122,500           3,759
Electro Scientific Industries*        391,100          13,737
                                                 ------------
                                                       17,496
--------------------------------------------------------------------------------
POWER CONVERSION/SUPPLY EQUIPMENT -- 0.9%
Advanced Energy Industries*           326,900          10,788
                                                 ------------
                                                       10,788
                                                 ------------
TOTAL INDUSTRIAL (COST $77,130)                        77,835
                                                 ------------
--------------------------------------------------------------------------------
SERVICES -- 8.4%
ADVERTISING SERVICES -- 1.4%
Getty Images*                         550,400          16,753
                                                 ------------
                                                       16,753
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 0.5%
Plexus*                                94,200           6,641
                                                 ------------
                                                        6,641
--------------------------------------------------------------------------------
COMPUTER SERVICES -- 1.4%
Factset Research Systems              438,900          16,503
                                                 ------------
                                                       16,503
--------------------------------------------------------------------------------


                                [LOGO OMITTED] 9

            THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2000 (UNAUDITED)


 PBHG EMERGING GROWTH FUND PBEGX



                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
CONSULTING SERVICES -- 3.8%
Diamond Technology Partners, Cl A*    393,650      $   29,228
Forrester Research*                   274,900          17,525
                                                   ----------
                                                       46,753
--------------------------------------------------------------------------------
RESEARCH & DEVELOPMENT -- 1.3%
Albany Molecular Research*            278,200          15,631
                                                   ----------
                                                       15,631
                                                   ----------
TOTAL SERVICES (COST $53,706)                         102,281
                                                   ----------
--------------------------------------------------------------------------------
TECHNOLOGY -- 60.7%
APPLICATIONS SOFTWARE -- 6.8%
Actuate*                              839,300          28,995
Genomica*                              51,200             995
Peregrine Systems*                    706,700          13,383
Quest Software*                       405,300          25,173
Resonate*                             163,100           6,443
Silverstream Software*                248,100           7,474
                                                   ----------
                                                       82,463
--------------------------------------------------------------------------------
COMPUTER GRAPHICS -- 2.0%
Nvidia*                               297,800          24,382
                                                   ----------
                                                       24,382
--------------------------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 0.1%
NetScout Systems*                      75,800           1,800
                                                   ----------
                                                        1,800
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 0.5%
M-Systems Flash Disk Pioneers*        104,400           3,987
Simple Technology*                    259,100           2,510
                                                   ----------
                                                        6,497
--------------------------------------------------------------------------------
COMPUTERS-PERIPHERAL EQUIPMENT -- 2.3%
InFocus*                              527,400          27,952
                                                   ----------
                                                       27,952
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 0.8%
Documentum*                           113,800           9,239
                                                   ----------
                                                        9,239
--------------------------------------------------------------------------------
DECISION SUPPORT SOFTWARE -- 4.2%
Advent Software*                      546,900          38,215
Netiq*                                196,000          12,875
                                                   ----------
                                                       51,090
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 7.1%
Actel*                                235,000           8,445
Cree*                                 166,300          19,332
Integrated Silicon Solution*          444,000           6,299
Omnivision Technologies*              197,700           7,154
Silicon Image*                        295,800           7,340
Transwitch*                           573,450          36,558
                                                   ----------
                                                       85,128
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE SERVICE -- 5.3%
Avantgo*                              111,400      $    2,228
Business Objects ADR*                 304,700          34,450
Informatica*                          291,100          27,145
                                                   ----------
                                                       63,823
--------------------------------------------------------------------------------
INTERNET CONTENT -- 0.9%
Digital Think*                         67,000           2,822
Jupiter Media Metrix*                 212,435           3,386
Mainspring*                           102,500             762
Vastera*                              197,500           4,345
                                                   ----------
                                                       11,315
--------------------------------------------------------------------------------
INTERNET SOFTWARE -- 5.3%
Agile Software*                       200,000          17,988
Art Technology*                       143,200          13,568
Clarent*                              109,500           4,312
Commerce One*                         212,320          16,667
Integrated Information Systems*       265,700           1,262
Matrixone*                             48,500           1,940
Niku*                                 227,700           5,550
Tumbleweed*                            65,000           3,315
                                                   ----------
                                                       64,602
--------------------------------------------------------------------------------
NETWORK SOFTWARE -- 3.9%
Micromuse*                            238,500          47,924
                                                   ----------
                                                       47,924
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 2.9%
MMC Networks*                         279,600          35,369
                                                   ----------
                                                       35,369
--------------------------------------------------------------------------------
SATELLITE TELECOMMUNICATIONS -- 0.7%
Celeritek*                            241,400           9,098
                                                   ----------
                                                        9,098
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 4.0%
Micrel*                               312,100          20,911
O2Micro International*                259,100           4,458
Sipex*                                292,500          12,303
Triquint Semiconductor*               300,000          10,931
                                                   ----------
                                                       48,603
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 2.4%
Credence Systems*                     244,200           7,326
Dupont Photomasks*                     41,700           2,450
LTX*                                  156,800           2,969
Rudolph Technologies*                  28,500             953
Varian Semiconductor Equipment*       419,200          15,694
                                                   ----------
                                                       29,392
--------------------------------------------------------------------------------

                                [LOGO OMITTED] 10

                                        THE PBHG FUNDS, INC.

                                                         STATEMENT OF NET ASSETS
                                                         -----------------------
                                            AS OF SEPTEMBER 30, 2000 (UNAUDITED)

                                                 PBHG EMERGING GROWTH FUND PBEGX


                                     Shares/Face       Market
Description                         Amount (000)     Value (000)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 9.2%
Anaren Microwave*                      62,400      $    8,463
Audiocodes Limited*                   256,000          21,792
Digital Lightwave*                    125,000           9,078
Ditech Communications*                171,300           7,023
MCK Communications*                   515,700          11,668
Natural Microsystems*                 607,200          32,665
Tut Systems*                          227,600          19,645
                                                   ----------
                                                      110,334
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT-FIBER OPTICS -- 0.7%
MRV Communications*                   183,200           8,301
                                                   ----------
                                                        8,301
--------------------------------------------------------------------------------
TELECOMMUNICATIONS SERVICES -- 0.1%
Latitude Communications*              160,600           1,245
                                                   ----------
                                                        1,245
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 1.5%
Netro*                                131,900           7,815
Powerwave Technologies*               286,800          10,890
                                                   ----------
                                                       18,705
                                                   ----------
TOTAL TECHNOLOGY (COST $394,843)                      737,262
                                                   ----------
TOTAL COMMON STOCK (COST $646,828)                  1,133,604
                                                   ----------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 15.0%
J.P. Morgan
   6.58%, dated 09/29/00, matures 10/02/00,
   repurchase price $89,614,915 (collateralized
   by U.S. Government Agency Instruments:
   total market value $91,357,531) (A)     $89,566     89,566
Morgan Stanley
   6.58%, dated 09/29/00, matures 10/02/00,
   repurchase price $37,041,919 (collateralized
   by U.S. Government Agency Instruments:
   total market value $37,786,089) (A)      37,022     37,022
Prudential
   6.58%, dated 09/29/00, matures 10/02/00,
   repurchase price $56,478,259 (collateralized
   by U.S. Government Agency Instruments:
   total market value $57,579,682) (A)      56,447     56,447
                                                   ----------
TOTAL REPURCHASE AGREEMENTS (COST $183,035)           183,035
                                                   ----------
TOTAL INVESTMENTS-- 108.3% (COST $829,863)          1,316,639
                                                   ----------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (8.3)%
Payable for Capital Shares Redeemed                  (120,106)
Other Assets and Liabilities, Net                      19,048
                                                   ----------
TOTAL OTHER ASSETS AND LIABILITIES, NET              (101,058)
                                                   ----------
--------------------------------------------------------------------------------

                                                       Market
Description                                          Value (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class (authorized 400 million
   shares -- $0.001 par value)
   based on 31,306,269
   outstanding shares of common stock              $  710,213
Accumulated net investment loss                        (3,740)
Accumulated net realized gain on investments           22,332
Net unrealized appreciation on investments            486,776
                                                   ----------
TOTAL NET ASSETS-- 100.0%                          $1,215,581
                                                   ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                     $38.83
                                                       ======
* Non-Income Producing Security
(A) -- Tri-Party Repurchase Agreement
ADR -- American Depository Receipt
Cl --  Class


The accompanying notes are an integral part of the financial statements.


                                [LOGO OMITTED] 11

            THE PBHG FUNDS, INC.

PBHG LARGE CAP GROWTH FUND (UNAUDITED)


 PBHG LARGE CAP GROWTH FUND PBHLX


Value    Blend    Growth
------------------------
                    X    Large
------------------------
                         Medium       MARKET CAPITALIZATION
------------------------
                         Small
------------------------



                          AVERAGE ANNUAL TOTAL RETURN1
                            AS OF SEPTEMBER 30, 2000

----------------------------------------------------------------------------------------
                                      One      Annualized     Annualized      Annualized
                         6           Year        3 Year         5 Year        Inception
                      Months 2      Return       Return         Return         to Date 3
----------------------------------------------------------------------------------------
  PBHG Large Cap
     Growth Fund       4.35%        106.15%      41.35%         34.01%         37.35%
----------------------------------------------------------------------------------------


            COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT
                  IN THE PBHG LARGE CAP GROWTH FUND, VERSUS THE
           S&P 500 INDEX AND THE LIPPER MULTI-CAP GROWTH FUNDS AVERAGE

                              [LINE GRAPH OMITTED]

                               PLOT POINT FOLLOWS:


                PBHG Large Cap                           Lipper Multi-Cap Growth
                 Growth Fund          S&P 500 Index 4       Funds Average 5
4/30/95             10,000                10,000                10,000
5/31/95             10,070                10,399                10,211
6/30/95             10,920                10,640                10,872
7/31/95             11,740                10,993                11,619
8/31/95             12,310                11,020                11,743
9/30/95             13,160                11,485                12,079
10/31/95            13,510                11,444                11,878
11/30/95            13,720                11,946                12,307
12/31/95            13,383                12,176                12,354
1/31/96             14,146                12,590                12,492
2/29/96             14,827                12,707                12,921
3/31/96             14,992                12,830                13,096
4/30/96             15,880                13,019                13,814
5/31/96             16,509                13,354                14,282
6/30/96             16,158                13,405                13,875
7/31/96             15,023                12,813                12,769
8/31/96             15,601                13,083                13,401
9/30/96             16,870                13,819                14,332
10/31/96            16,365                14,200                14,174
11/30/96            16,994                15,273                14,851
12/31/96            16,514                14,970                14,643
1/31/97             17,247                15,905                15,333
2/28/97             16,504                16,030                14,703
3/31/97             14,727                15,372                13,834
4/30/97             15,626                16,289                14,122
5/31/97             17,330                17,280                15,465
6/30/97             18,197                18,054                16,035
7/31/97             19,860                19,490                17,456
8/31/97             18,941                18,399                17,135
9/30/97             20,139                19,406                18,240
10/31/97            19,282                18,759                17,399
11/30/97            19,365                19,626                17,427
12/31/97            20,206                19,963                17,591
1/31/98             19,893                20,184                17,524
2/28/98             22,450                21,639                18,989
3/31/98             23,681                22,746                19,916
4/30/98             23,817                22,974                20,123
5/31/98             23,160                22,580                19,254
6/30/98             24,861                23,496                20,197
7/31/98             24,621                23,247                19,502
8/31/98             19,945                19,890                16,013
9/30/98             21,458                21,164                17,229
10/31/98            21,573                22,886                18,154
11/30/98            22,993                24,273                19,501
12/31/98            26,353                25,672                21,718
1/31/99             27,213                26,745                22,889
2/28/99             25,671                25,914                21,591
3/31/99             27,447                26,951                23,007
4/30/99             27,157                27,995                23,686
5/31/99             26,029                27,334                23,324
6/30/99             27,950                28,851                25,026
7/31/99             26,933                27,951                24,551
8/31/99             27,135                27,811                24,620
9/30/99             27,593                27,048                24,696
10/31/99            30,363                28,760                26,597
11/30/99            34,284                29,345                29,119
12/31/99            44,025                31,073                34,049
1/31/00             44,792                29,512                33,344
2/29/00             56,129                28,953                39,102
3/31/00             54,509                31,786                38,969
4/30/00             48,628                30,829                35,622
5/31/00             44,409                30,197                33,182
6/30/00             52,833                30,941                36,663
7/31/00             52,876                30,458                35,570
8/31/00             59,709                32,349                39,511
9/30/00             56,882                30,642                37,646


1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
2 The six month return has not been annualized.
3 The PBHG Large Cap Growth Fund commenced operations on April 5, 1995.
4 The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Index is unmanaged and reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance.
5 The Lipper Multi-Cap Growth Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Multi-Cap Growth category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Fund's past or future performance.


SECTOR WEIGHTINGS - AT SEPTEMBER 30, 2000

[PIE CHART OMITTED]

PLOT POINT FOLLOWS:

Consumer Cyclical         10%
Consumer Non-Cyclical      2%
Financial                  9%
Health Care               10%
Industrial                11%
Services                   2%
Technology                42%
Utilities                  3%
Cash                      11%

% of Total Portfolio Investments



TOP TEN HOLDINGS - SEPTEMBER 30, 2000

Citigroup                                         2.5%
Polycom                                           2.5%
Tyco International                                2.4%
Siebel Systems                                    2.4%
Verisign                                          2.4%
Nortel Networks                                   2.3%
Pfizer                                            2.3%
General Electric                                  2.2%
Corning                                           2.2%
Network Appliance                                 2.2%
------------------------------------------------------
% of Total Portfolio Investments                 23.4%

                                [LOGO OMITTED] 12

                                        THE PBHG FUNDS, INC.

                                                         STATEMENT OF NET ASSETS
                                                         -----------------------
                                            AS OF SEPTEMBER 30, 2000 (UNAUDITED)


 PBHG LARGE CAP GROWTH FUND PBHLX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 89.3%

CONSUMER CYCLICAL -- 10.3%
AUDIO/VIDEO PRODUCTS -- 2.5%
Polycom*                              185,300    $     12,408
                                                 ------------
                                                       12,408
--------------------------------------------------------------------------------
BROADCAST SERVICE/PROGRAMMING -- 0.6%
AT&T-- Liberty Media, Cl A*           176,200           3,172
                                                 ------------
                                                        3,172
--------------------------------------------------------------------------------
MULTIMEDIA -- 2.4%
Entravision Communication*             71,700           1,246
Gemstar-TV Guide International*       122,600          10,689
                                                 ------------
                                                       11,935
--------------------------------------------------------------------------------
RETAIL-BEDDING -- 1.3%
Bed Bath & Beyond*                    267,100           6,515
                                                 ------------
                                                        6,515
--------------------------------------------------------------------------------
RETAIL-BUILDING PRODUCTS -- 0.8%
Home Depot                             78,650           4,173
                                                 ------------
                                                        4,173
--------------------------------------------------------------------------------
RETAIL-CONSUMER ELECTRONICS -- 0.8%
Best Buy*                              63,500           4,040
                                                 ------------
                                                        4,040
--------------------------------------------------------------------------------
RETAIL-DISCOUNT -- 0.4%
Wal-Mart Stores                        40,000           1,925
                                                 ------------
                                                        1,925
--------------------------------------------------------------------------------
RETAIL-JEWELRY -- 0.3%
Tiffany & Company                      39,400           1,519
                                                 ------------
                                                        1,519
--------------------------------------------------------------------------------
RETAIL-REGIONAL DEPARTMENT STORE -- 0.6%
Kohl's*                                51,200           2,954
                                                 ------------
                                                        2,954
--------------------------------------------------------------------------------
TELEVISION -- 0.6%
Univision Communications*              83,000           3,102
                                                 ------------
                                                        3,102
                                                 ------------
TOTAL CONSUMER CYCLICAL (COST $41,951)                 51,743
                                                 ------------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 1.7%
FOOD-RETAIL -- 1.7%
Safeway*                              181,800           8,488
                                                 ------------
                                                        8,488
                                                 ------------
TOTAL CONSUMER NON-CYCLICAL (COST $9,260)               8,488
                                                 ------------
--------------------------------------------------------------------------------
FINANCIAL -- 8.7%
COMMERCIAL BANKS-WESTERN US -- 0.9%
Zions                                  92,400           4,726
                                                 ------------
                                                        4,726
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 2.5%
Citigroup                             231,866    $     12,535
                                                 ------------
                                                       12,535
--------------------------------------------------------------------------------
FINANCE-CONSUMER LOANS -- 1.6%
Household International               146,000           8,267
                                                 ------------
                                                        8,267
--------------------------------------------------------------------------------
FINANCE-INVESTMENT BANKER/BROKER -- 1.0%
Goldman Sachs                          45,000           5,127
                                                 ------------
                                                        5,127
--------------------------------------------------------------------------------
INTERNET BROKER -- 1.5%
Schwab, Charles                       216,200           7,675
                                                 ------------
                                                        7,675
--------------------------------------------------------------------------------
SUPER-REGIONAL BANKS-US -- 1.2%
Wells Fargo                           132,000           6,064
                                                 ------------
                                                        6,064
                                                 ------------
TOTAL FINANCIAL (COST $41,055)                         44,394
                                                 ------------
--------------------------------------------------------------------------------
HEALTH CARE -- 9.9%
DRUG DELIVERY SYSTEMS -- 1.1%
Alza*                                  62,600           5,415
                                                 ------------
                                                        5,415
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 0.9%
Serono Sa ADR*                        155,900           4,716
                                                 ------------
                                                        4,716
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 1.1%
Genentech*                             31,100           5,775
                                                 ------------
                                                        5,775
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 5.8%
Biovail*                               48,900           3,982
Forest Labs*                           58,800           6,744
Medimmune*                             56,200           4,341
Pfizer                                253,600          11,396
Shire Pharmaceuticals ADR*             49,397           2,550
                                                 ------------
                                                       29,013
--------------------------------------------------------------------------------
THERAPEUTICS -- 1.0%
Gilead Sciences*                       44,600           4,892
                                                 ------------
                                                        4,892
                                                 ------------
TOTAL HEALTH CARE (COST $37,025)                       49,811
                                                 ------------
--------------------------------------------------------------------------------
INDUSTRIAL -- 11.0%
CIRCUIT BOARDS -- 0.4%
Jabil Circuit*                         46,300           2,627
                                                 ------------
                                                        2,627
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 4.7%
General Electric                      196,300          11,324
Tyco International                    234,000          12,139
                                                 ------------
                                                       23,463
--------------------------------------------------------------------------------


                                [LOGO OMITTED] 13

            THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2000 (UNAUDITED)

 PBHG LARGE CAP GROWTH FUND PBHLX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS -- 2.2%
Celestica*                             55,100      $    3,816
Flextronics International*             85,971           7,060
                                                   ----------
                                                       10,876
--------------------------------------------------------------------------------
ELECTRONIC MEASURING INSTRUMENTS -- 1.3%
Tektronix                              82,500           6,337
                                                   ----------
                                                        6,337
--------------------------------------------------------------------------------
INSTRUMENTS-SCIENTIFIC -- 1.9%
Pe Corp-Pe Biosystems Group            83,200           9,693
                                                   ----------
                                                        9,693
--------------------------------------------------------------------------------
POWER CONVERSION/SUPPLY EQUIPMENT -- 0.5%
Capstone Turbine*                      38,700           2,680
                                                   ----------
                                                        2,680
                                                   ----------
TOTAL INDUSTRIAL (COST $41,857)                        55,676
                                                   ----------
--------------------------------------------------------------------------------
SERVICES -- 2.0%
COMPUTER SERVICES -- 1.3%
DST Systems*                           54,900           6,451
                                                   ----------
                                                        6,451
--------------------------------------------------------------------------------
TELEPHONE-INTEGRATED -- 0.7%
Telefonos De Mexico ADR                67,000           3,564
                                                   ----------
                                                        3,564
                                                   ----------
TOTAL SERVICES (COST $8,098)                           10,015
                                                   ----------
--------------------------------------------------------------------------------
TECHNOLOGY -- 42.0%
APPLICATIONS SOFTWARE -- 2.9%
Rational Software*                     36,400           2,525
Siebel Systems*                       108,000          12,022
                                                   ----------
                                                       14,547
--------------------------------------------------------------------------------
COMPUTERS -- 2.2%
Sun Microsystems                       93,900          10,963
                                                   ----------
                                                       10,963
--------------------------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 0.8%
Brocade Communications Systems*        17,600           4,154
                                                   ----------
                                                        4,154
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 3.5%
EMC*                                   95,000           9,417
Veritas Software*                      58,300           8,278
                                                   ----------
                                                       17,695
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 2.6%
Automatic Data Processing             131,400           8,787
Fiserv*                                75,100           4,497
                                                   ----------
                                                       13,284
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTOR - 2.2%
Broadcom*                              22,400           5,460
PMC-Sierra*                            26,900           5,790
                                                   ----------
                                                       11,250
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 2.5%
BEA Systems*                           12,500      $      973
I2 Technologies*                       26,800           5,013
Oracle*                                82,400           6,489
                                                   ----------
                                                       12,475
--------------------------------------------------------------------------------
INTERNET CONTENT -- 1.0%
Infospace*                            166,000           5,022
                                                   ----------
                                                        5,022
--------------------------------------------------------------------------------
INTERNET SOFTWARE -- 4.6%
Alteon Websystems*                     31,800           3,446
Ariba*                                 54,100           7,751
Verisign*                              58,800          11,911
                                                   ----------
                                                       23,108
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 5.8%
Cisco Systems*                        143,400           7,923
Juniper Networks*                      46,200          10,114
Network Appliance*                     86,200          10,980
                                                   ----------
                                                       29,017
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 2.5%
Globespan*                             60,500           7,381
Integrated Circuit Systems*           126,600           2,342
Linear Technology                      44,600           2,888
                                                   ----------
                                                       12,611
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 2.3%
Applied Materials*                    106,900           6,341
KLA-Tencor*                           125,600           5,173
                                                   ----------
                                                       11,514
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 2.3%
Nortel Networks^                      196,900          11,728
                                                   ----------
                                                       11,728
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT-FIBER OPTICS -- 6.3%
Corning                                37,100          11,018
JDS Uniphase*                          62,580           5,926
SDL*                                   24,800           7,671
Sycamore Networks*                     65,700           7,096
                                                   ----------
                                                       31,711
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 0.5%
Nextel Partners, Cl A*                 82,300           2,397
                                                   ----------
                                                        2,397
                                                   ----------
TOTAL TECHNOLOGY (COST $154,135)                      211,476
                                                   ----------
--------------------------------------------------------------------------------
UTILITIES -- 3.7%
ELECTRIC-GENERATION -- 1.1%
AES*                                   82,500           5,651
                                                   ----------
                                                        5,651
--------------------------------------------------------------------------------


                                [LOGO OMITTED] 14

                                        THE PBHG FUNDS, INC.

                                                         STATEMENT OF NET ASSETS
                                                         -----------------------
                                            AS OF SEPTEMBER 30, 2000 (UNAUDITED)


                                                PBHG LARGE CAP GROWTH FUND PBHLX


                                    Shares/Face        Market
Description                        Amount (000)      Value (000)
--------------------------------------------------------------------------------
INDEPENDENT POWER PRODUCER -- 2.6%
Calpine*                               86,000      $    8,976
Southern Energy*                      124,800           3,916
                                                   ----------
                                                       12,892
                                                   ----------
TOTAL UTILITIES (COST $8,713)                          18,543
                                                   ----------
TOTAL COMMON STOCK (COST $342,094)                    450,146
                                                   ----------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 11.1%
J.P. Morgan
   6.57%, dated 09/29/00, matures 10/02/00,
   repurchase price $23,472,451 (collateralized
   by U.S. Government Agency Instruments:
   total market value $23,928,799) (A)      $23,460    23,460
Prudential
   6.57%, dated 09/29/00, matures 10/02/00,
   repurchase price $32,532,310 (collateralized
   by U.S. Government Agency Instruments:
   total market value $33,165,602) (A)       32,515    32,515
                                                   ----------
TOTAL REPURCHASE AGREEMENTS (COST $55,975)             55,975
                                                   ----------
TOTAL INVESTMENTS-- 100.4% (COST $398,069)            506,121
                                                   ----------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.4)%
TOTAL OTHER ASSETS AND LIABILITIES, NET                (2,258)
                                                   ----------
--------------------------------------------------------------------------------

                                                       Market
Description                                          Value (000)
--------------------------------------------------------------------------------
Net Assets:
Fund Shares of PBHG Class (authorized 200 million
   shares -- $0.001 par value) based on 12,585,406
   outstanding shares of common stock              $  371,498
Accumulated net investment loss                          (311)
Accumulated net realized gain on investments           24,624
Net unrealized appreciation on investments            108,052
                                                   ----------
TOTAL NET ASSETS-- 100.0%                          $  503,863
                                                   ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                     $40.04
                                                   ==========
* Non-Income Producing Security
(A) -- Tri-Party Repurchase Agreement
ADR -- American Depository Receipt
Cl --  Class
^The fund held Canadian securities as of September 30, 2000. The total market value of investments is $11,727,856 and represented 2.3% of the fund.


The accompanying notes are an integral part of the financial statements.


                                [LOGO OMITTED] 15

            THE PBHG FUNDS, INC.

PBHG SELECT EQUITY FUND (UNAUDITED)

 PBHG SELECT EQUITY FUND PBHEX


    INVESTMENT FOCUS
         STYLE

Value    Blend    Growth
------------------------
                         Large
------------------------
                    X    Medium       MARKET CAPITALIZATION
------------------------
                         Small
------------------------



                          AVERAGE ANNUAL TOTAL RETURN 1
                            AS OF SEPTEMBER 30, 2000

------------------------------------------------------------------------------------
                                     One      Annualized    Annualized   Annualized
                           6        Year        3 Year        5 Year      Inception
                        Months 2   Return       Return        Return      to Date 3
------------------------------------------------------------------------------------
  PBHG Select Equity
     Fund               (2.40)%    206.07%      57.59%        43.14%       49.11%
------------------------------------------------------------------------------------


            COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT
                   IN THE PBHG SELECT EQUITY FUND, VERSUS THE
           S&P 500 INDEX AND THE LIPPER MULTI-CAP GROWTH FUNDS AVERAGE

                              [LINE GRAPH OMITTED]

                               PLOT POINT FOLLOWS:

               PBHG Select          S&P 500             Lipper Multi-Cap Growth
               Equity Fund          Index 4                  Funds Average 5
4/30/95          10,000             10,000                      10,000
5/31/95          10,402             10,399                      10,211
6/30/95          11,685             10,640                      10,872
7/31/95          13,399             10,993                      11,619
8/31/95          13,947             11,020                      11,743
9/30/95          14,545             11,485                      12,079
10/31/95         14,985             11,444                      11,878
11/30/95         15,367             11,946                      12,307
12/31/95         15,510             12,176                      12,354
1/31/96          15,851             12,590                      12,492
2/29/96          17,025             12,707                      12,921
3/31/96          17,326             12,830                      13,096
4/30/96          18,811             13,019                      13,814
5/31/96          20,376             13,354                      14,282
6/30/96          19,603             13,405                      13,875
7/31/96          17,687             12,813                      12,769
8/31/96          18,861             13,083                      13,401
9/30/96          21,118             13,819                      14,332
10/31/96         19,904             14,200                      14,174
11/30/96         20,366             15,273                      14,851
12/31/96         19,852             14,970                      14,643
1/31/97          20,338             15,905                      15,333
2/28/97          17,947             16,030                      14,703
3/31/97          16,123             15,372                      13,834
4/30/97          16,579             16,289                      14,122
5/31/97          18,808             17,280                      15,465
6/30/97          19,568             18,054                      16,035
7/31/97          21,402             19,490                      17,456
8/31/97          20,338             18,399                      17,135
9/30/97          22,335             19,406                      18,240
10/31/97         20,794             18,759                      17,399
11/30/97         20,176             19,626                      17,427
12/31/97         21,210             19,963                      17,591
1/31/98          20,784             20,184                      17,524
2/28/98          22,902             21,639                      18,989
3/31/98          24,473             22,746                      19,916
4/30/98          24,422             22,974                      20,123
5/31/98          22,993             22,580                      19,254
6/30/98          25,922             23,496                      20,197
7/31/98          23,824             23,247                      19,502
8/31/98          19,193             19,890                      16,013
9/30/98          21,048             21,164                      17,229
10/31/98         19,781             22,886                      18,154
11/30/98         21,261             24,273                      19,501
12/31/98         25,243             25,672                      21,718
1/31/99          25,577             26,745                      22,889
2/28/99          23,257             25,914                      21,591
3/31/99          26,277             26,951                      23,007
4/30/99          25,365             27,995                      23,686
5/31/99          24,280             27,334                      23,324
6/30/99          26,388             28,851                      25,026
7/31/99          25,821             27,951                      24,551
8/31/99          27,736             27,811                      24,620
9/30/99          28,557             27,048                      24,696
10/31/99         34,303             28,760                      26,597
11/30/99         43,575             29,345                      29,119
12/31/99         65,858             31,073                      34,049
1/31/00          69,092             29,512                      33,344
2/29/00          99,040             28,953                      39,102
3/31/00          89,556             31,786                      38,969
4/30/00          69,748             30,829                      35,622
5/31/00          61,737             30,197                      33,182
6/30/00          84,515             30,941                      36,663
7/31/00          81,856             30,458                      35,570
8/31/00          95,518             32,349                      39,511
9/30/00          87,404             30,642                      37,646

1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
2 The six month return has not been annualized.
3 The PBHG Select Equity Fund commenced operations on April 5, 1995.
4 The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Index is unmanaged and reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance.
5 The Lipper Multi-Cap Growth Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Multi-Cap Growth category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Fund's past or future performance.


SECTOR WEIGHTINGS - AT SEPTEMBER 30, 2000

[PIE CHART OMITTED]

PLOT POINT FOLLOWS:

Consumer Cyclical   6%
Health Care         2%
Industrial          3%
Technology         78%
Cash               11%

% of Total Portfolio Investments



TOP TEN HOLDINGS - SEPTEMBER 30, 2000

Juniper Networks                                  6.4%
Siebel Systems                                    5.8%
Brocade Communications Systems                    4.4%
Gemstar-TV Guide International                    4.2%
Art Technology                                    4.0%
JDS Uniphase                                      3.9%
Network Appliance                                 3.9%
Broadcom                                          3.7%
SDL                                               3.7%
Verisign                                          3.6%
------------------------------------------------------
% of Total Portfolio Investments                 43.6%


                                [LOGO OMITTED] 16

                                        THE PBHG FUNDS, INC.

                                                         STATEMENT OF NET ASSETS
                                                         -----------------------
                                            AS OF SEPTEMBER 30, 2000 (UNAUDITED)


                                                   PBHG SELECT EQUITY FUND PBHEX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 91.0%
CONSUMER CYCLICAL -- 6.3%
MULTIMEDIA -- 4.4%
Gemstar-TV Guide International*     1,022,300    $     89,132
                                                 ------------
                                                       89,132
--------------------------------------------------------------------------------
TELEVISION -- 1.9%
Univision Communications*           1,059,200          39,587
                                                 ------------
                                                       39,587
                                                 ------------
TOTAL CONSUMER CYCLICAL (COST $120,877)               128,719
                                                 ------------
--------------------------------------------------------------------------------
HEALTH CARE -- 2.1%
MEDICAL-BIOMEDICAL/GENETIC -- 2.1%
Immunex*                              995,000          43,283
                                                 ------------
                                                       43,283
                                                 ------------
TOTAL HEALTH CARE (COST $48,534)                       43,283
                                                 ------------
--------------------------------------------------------------------------------
INDUSTRIAL -- 2.5%
CIRCUIT BOARDS -- 2.5%
Jabil Circuit*                        922,000          52,324
                                                 ------------
                                                       52,324
                                                 ------------
TOTAL INDUSTRIAL (COST $42,790)                        52,324
                                                 ------------
--------------------------------------------------------------------------------
TECHNOLOGY -- 80.1%
APPLICATIONS SOFTWARE -- 8.2%
Quest Software*                       753,700          46,812
Siebel Systems*                     1,098,400         122,265
                                                 ------------
                                                      169,077
--------------------------------------------------------------------------------
COMPUTERS -- 1.0%
Sun Microsystems*                     175,900          20,536
                                                 ------------
                                                       20,536
--------------------------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 6.0%
Brocade Communications Systems*       391,700          92,441
Redback Networks*                     189,400          31,062
                                                 ------------
                                                      123,503
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 2.9%
Veritas Software*                     421,925          59,913
                                                 ------------
                                                       59,913
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 6.8%
Broadcom*                             321,700          78,415
PMC-Sierra*                           285,400          61,432
                                                 ------------
                                                      139,847
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 6.4%
I2 Technologies*                      392,500          73,422
Oracle*                               738,000          58,118
                                                 ------------
                                                      131,540
--------------------------------------------------------------------------------
INTERNET CONTENT -- 1.8%
Infospace*                          1,215,400          36,766
                                                 ------------
                                                       36,766
--------------------------------------------------------------------------------

                                    Shares/Face        Market
Description                        Amount (000)      Value (000)
--------------------------------------------------------------------------------
INTERNET SOFTWARE -- 16.1%
Alteon Websystems*                    445,400   $      48,277
Ariba*                                514,400          73,696
Art Technology*                       883,300          83,692
E.Piphany*                            358,100          27,596
Verisign*                             375,775          76,118
Vignette*                             664,100          19,840
                                                 ------------
                                                      329,219
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 13.1%
Foundry Networks*                     785,600          52,586
Juniper Networks*                     619,100         135,544
Network Appliance*                    644,400          82,081
                                                 ------------
                                                      270,211
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 2.1%
KLA-Tencor*                         1,049,700          43,235
                                                 ------------
                                                       43,235
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 4.8%
Audiocodes Limited*                   325,200          27,683
Nortel Networks^                    1,197,500          71,326
                                                 ------------
                                                       99,009
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT-FIBER OPTICS -- 10.9%
JDS Uniphase*                         871,800          82,548
SDL*                                  252,800          78,194
Sycamore Networks*                    579,200          62,554
                                                 ------------
                                                      223,296
                                                 ------------
TOTAL TECHNOLOGY (COST $1,183,439)                  1,646,152
                                                 ------------
TOTAL COMMON STOCK (COST $1,395,640)                1,870,478
                                                 ------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 11.3%
Morgan Stanley
   6.57%, dated 09/29/00, matures 10/02/00,
   repurchase price $85,337,712
   (collateralized by U.S. Government
   Agency Instruments: total market value
   $88,656,785) (A)                   $85,291          85,291
J.P. Morgan
   6.57%, dated 09/29/00, matures 10/02/00,
   repurchase price $60,751,617
   (collateralized by U.S. Government
   Agency Instruments: total market value
   $61,933,549) (A)                    60,718          60,718
Prudential
   6.57%, dated 09/29/00, matures 10/02/00,
   repurchase price $86,619,809
   (collateralized by U.S. Government
   Agency Instruments: total market value
   $88,304,474) (A)                    86,572          86,572
                                                 ------------
TOTAL REPURCHASE AGREEMENTS    (COST $232,581)        232,581
                                                 ------------
TOTAL INVESTMENTS-- 102.3% (COST $1,628,221)        2,103,059
                                                 ------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (2.3)%
TOTAL OTHER ASSETS AND LIABILITIES, NET               (47,196)
                                                 ------------
--------------------------------------------------------------------------------


                               [LOGO OMITTED] 17

            THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2000 (UNAUDITED)

 PBHG SELECT EQUITY FUND PBHEX


                                                       Market
Description                                          Value (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class (authorized 200 million
   shares -- $0.001 par value) based on 27,072,836
   outstanding shares of common stock              $1,748,844
Accumulated net investment loss                        (4,940)
Accumulated net realized loss on investments         (162,879)
Net unrealized appreciation on investments            474,838
                                                 ------------
TOTAL NET ASSETS-- 100.0%                          $2,055,863
                                                 ============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                     $75.94
                                                       ======
* Non-Income Producing Security
(A) -- Tri-Party Repurchase Agreement
^ The fund held Canadian securities as of September 30, 2000. The total market value of investments is $71,326,094 and represented 3.5% of the fund.


The accompanying notes are an integral part of the financial statements.

                                [LOGO OMITTED] 18

                                        THE PBHG FUNDS, INC.

                                               PBHG CORE GROWTH FUND (UNAUDITED)

                                                     PBHG CORE GROWTH FUND PBCRX


    INVESTMENT FOCUS
          STYLE
Value    Blend    Growth
------------------------
                         Large
------------------------
                     X   Medium       MARKET CAPITALIZATION
------------------------
                         Small
------------------------

                          AVERAGE ANNUAL TOTAL RETURN 1
                            AS OF SEPTEMBER 30, 2000

------------------------------------------------------------------------------------
                                                One       Annualized     Annualized
                                   6           Year         3 Year        Inception
                                Months 2      Return        Return        to Date 3
------------------------------------------------------------------------------------
  PBHG Core Growth Fund          4.83%        92.77%        34.99%         27.53%
------------------------------------------------------------------------------------


            COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT
                    IN THE PBHG CORE GROWTH FUND, VERSUS THE
   RUSSELL MID CAP GROWTH INDEX AND THE LIPPER MULTI-CAP GROWTH FUNDS AVERAGE

                              [LINE CHART OMITTED]

                               PLOT POINT FOLLOWS:

                 PBHG Core          Russell Mid Cap         Lipper Multi-Cap
                Growth Fund          Growth Index 4      Growth Funds Average 5
12/31/95          10,000               10,000                  10,000
1/31/96           10,590               10,177                  10,112
2/29/96           11,450               10,562                  10,459
3/31/96           11,820               10,645                  10,601
4/30/96           13,310               11,159                  11,182
5/31/96           14,230               11,387                  11,561
6/30/96           13,800               11,043                  11,232
7/31/96           12,040               10,186                  10,336
8/31/96           13,000               10,736                  10,848
9/30/96           14,200               11,418                  11,601
10/31/96          13,410               11,284                  11,473
11/30/96          13,740               11,949                  12,022
12/31/96          13,280               11,748                  11,853
1/31/97           13,300               12,268                  12,412
2/28/97           11,690               11,997                  11,902
3/31/97           10,340               11,319                  11,198
4/30/97           10,200               11,597                  11,431
5/31/97           11,680               12,636                  12,518
6/30/97           12,230               12,986                  12,980
7/31/97           12,990               14,228                  14,130
8/31/97           12,480               14,090                  13,870
9/30/97           12,890               14,803                  14,765
10/31/97          12,280               14,061                  14,084
11/30/97          11,910               14,209                  14,107
12/31/97          11,990               14,395                  14,239
1/31/98           11,470               14,136                  14,185
2/28/98           12,830               15,465                  15,371
3/31/98           13,530               16,113                  16,121
4/30/98           13,620               16,332                  16,289
5/31/98           12,540               15,660                  15,585
6/30/98           13,560               16,103                  16,349
7/31/98           12,540               15,413                  15,787
8/31/98            9,680               12,471                  12,962
9/30/98           10,790               13,415                  13,946
10/31/98          10,520               14,402                  14,695
11/30/98          11,260               15,374                  15,785
12/31/98          12,880               16,966                  17,580
1/31/99           13,420               17,475                  18,528
2/28/99           12,670               16,620                  17,477
3/31/99           14,060               17,546                  18,624
4/30/99           14,160               18,346                  19,173
5/31/99           13,890               18,110                  18,880
6/30/99           15,530               19,374                  20,258
7/31/99           15,560               18,757                  19,873
8/31/99           16,300               18,562                  19,929
9/30/99           16,450               18,404                  19,991
10/31/99          17,990               19,827                  21,530
11/30/99          20,130               21,881                  23,571
12/31/99          25,450               25,669                  27,561
1/31/00           25,140               25,664                  26,991
2/29/00           34,490               31,060                  31,652
3/31/00           30,250               31,092                  31,545
4/30/00           25,710               28,074                  28,835
5/31/00           23,230               26,027                  26,860
6/30/00           29,900               28,789                  29,677
7/31/00           27,850               26,966                  28,793
8/31/00           33,470               31,033                  31,983
9/30/00           31,710               29,516                  30,474


1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
2 The six month return has not been annualized.
3 The PBHG Core Growth Fund commenced operations on December 29, 1995.
4 The Russell Mid Cap Growth Index is an unmanaged index comprised of those securities in the Russell 1000 Index with a higher price to book ratio and higher forecasted growth values. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance.
5 The Lipper Multi-Cap Growth Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Multi-Cap Growth category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Fund's past or future performance.



SECTOR WEIGHTINGS - AT SEPTEMBER 30, 2000

[PIE CHART OMITTED]

PLOT POINT FOLLOWS:

Consumer Cyclical   3%
Energy              8%
Financial           2%
Health Care        11%
Industrial          4%
Services            3%
Technology         61%
Cash                8%

% of Total Portfolio Investments



TOP TEN HOLDINGS - SEPTEMBER 30, 2000

Verisign                                          3.1%
Teva Pharmaceutical ADR                           3.0%
Redback Networks                                  2.8%
Extreme Networks                                  2.8%
Globespan                                         2.7%
MMC Networks                                      2.5%
Newport                                           2.5%
Brocade Communications Systems                    2.5%
BEA Systems                                       2.5%
Ariba                                             2.3%
------------------------------------------------------
% of Total Portfolio Investments                 26.7%

                                [LOGO OMITTED] 19

            THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
-----------------------
AS OF SEPTEMBER 30, 2000 (UNAUDITED)

 PBHG CORE GROWTH FUND PBCRX

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 93.6%
CONSUMER CYCLICAL -- 3.2%
AUDIO/VIDEO PRODUCTS -- 1.3%
Polycom*                               36,800   $       2,464
                                                -------------
                                                        2,464
--------------------------------------------------------------------------------
RETAIL-JEWELRY -- 1.9%
Tiffany & Company                      42,100           1,624
Zale*                                  62,200           2,018
                                                -------------
                                                        3,642
                                                -------------
TOTAL CONSUMER CYCLICAL (COST $5,721)                   6,106
                                                -------------
--------------------------------------------------------------------------------
ENERGY -- 7.9%
OIL COMPANIES-EXPLORATION & PRODUCTION -- 1.1%
EOG Resources                          55,800           2,169
                                                -------------
                                                        2,169
--------------------------------------------------------------------------------
OIL FIELD MACHINERY & EQUIPMENT -- 1.2%
Cooper Cameron*                        30,700           2,262
                                                -------------
                                                        2,262
--------------------------------------------------------------------------------
OIL & GAS DRILLING -- 4.6%
Diamond Offshore Drilling              42,900           1,760
Ensco International                    92,900           3,553
Global Marine*                         36,400           1,124
Santa Fe International                 52,000           2,343
                                                -------------
                                                        8,780
--------------------------------------------------------------------------------
OIL-FIELD SERVICES -- 1.0%
BJ Services*                           29,600           1,809
                                                -------------
                                                        1,809
                                                -------------
TOTAL ENERGY (COST $11,875)                            15,020
                                                -------------
--------------------------------------------------------------------------------
FINANCIAL -- 1.5%
INVESTMENT MANAGEMENT/ADVISOR SERVICES -- 1.5%
T. Rowe Price & Associates             61,700           2,896
                                                -------------
                                                        2,896
                                                -------------
TOTAL FINANCIAL (COST $2,913)                           2,896
                                                -------------
--------------------------------------------------------------------------------
HEALTH CARE -- 11.6%
DRUG DELIVERY SYSTEMS -- 1.8%
ANDRX*                                 36,400           3,399
                                                -------------
                                                        3,399
--------------------------------------------------------------------------------
MEDICAL INSTRUMENTS -- 1.0%
Biomet                                 27,300             956
Techne*                                 8,300             930
                                                -------------
                                                        1,886
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETICS -- 1.0%
Incyte Pharmaceuticals*                20,500             843
Inhale Therapeutic Systems*            19,700           1,110
                                                -------------
                                                        1,953
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 7.8%
Celgene*                               67,100   $       3,993
Medicis Pharmaceuticals, Cl A*         42,900           2,638
Medimmune*                             31,900           2,464
Teva Pharmaceutical ADR                80,000           5,855
                                                -------------
                                                       14,950
                                                -------------
TOTAL HEALTH CARE (COST $13,902)                       22,188
                                                -------------
--------------------------------------------------------------------------------
INDUSTRIAL -- 4.4%
CAPACITORS -- 0.8%
Kemet*                                 54,200           1,498
                                                -------------
                                                        1,498
--------------------------------------------------------------------------------
ELECTRIC PRODUCTS-MISCELLANEOUS -- 1.0%
APW Limited                            40,000           1,950
                                                -------------
                                                        1,950
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS -- 0.7%
Celestica*                             19,700           1,364
                                                -------------
                                                        1,364
--------------------------------------------------------------------------------
INSTRUMENTS-CONTROLS -- 1.9%
Mettler-Toledo International*          84,300           3,709
                                                -------------
                                                        3,709
                                                -------------
TOTAL INDUSTRIAL (COST $7,115)                          8,521
                                                -------------
--------------------------------------------------------------------------------
SERVICES -- 2.6%
ADVERTISING SALES -- 0.3%
Lamar Advertising*                     16,300             617
                                                -------------
                                                          617
--------------------------------------------------------------------------------
ADVERTISING SERVICES -- 1.0%
Getty Images*                          64,900           1,976
                                                -------------
                                                        1,976
--------------------------------------------------------------------------------
HUMAN RESOURCES -- 1.3%
Robert Half International*             68,300           2,369
                                                -------------
                                                        2,369
                                                -------------
TOTAL SERVICES (COST $5,718)                            4,962
                                                -------------
--------------------------------------------------------------------------------
TECHNOLOGY -- 62.4%
APPLICATIONS SOFTWARE -- 0.8%
Quest Software*                        23,900           1,484
                                                -------------
                                                        1,484
--------------------------------------------------------------------------------
COMPUTER DATA SECURITY -- 1.6%
Checkpoint Software*                   19,000           2,993
                                                -------------
                                                        2,993
--------------------------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 5.4%
Brocade Communications Systems*        20,600           4,861
Redback Networks*                      33,400           5,478
                                                -------------
                                                       10,339
--------------------------------------------------------------------------------


                               [LOGO OMITTED] 20

                                        THE PBHG FUNDS, INC.

                                                         STATEMENT OF NET ASSETS
                                                         -----------------------
                                            AS OF SEPTEMBER 30, 2000 (UNAUDITED)

                                                     PBHG CORE GROWTH FUND PBCRX

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 0.8%
Sandisk*                               21,600   $       1,442
                                                -------------
                                                        1,442
--------------------------------------------------------------------------------
EDUCATIONAL SOFTWARE -- 0.7%
Smartforce ADR*                        25,800           1,222
                                                -------------
                                                        1,222
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 4.5%
Applied Micro Circuits*                19,000           3,934
Microchip Technology*                  33,000           1,091
Virata*                                53,900           3,564
                                                -------------
                                                        8,589
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICE -- 2.5%
BEA Systems*                           61,800           4,813
                                                -------------
                                                        4,813
--------------------------------------------------------------------------------
INTERNET CONTENT -- 1.4%
Infospace*                             75,500           2,284
Rare Medium Group*                     53,600             399
                                                -------------
                                                        2,683
--------------------------------------------------------------------------------
INTERNET SOFTWARE -- 12.4%
Ariba*                                 31,100           4,455
Art Technology*                        37,900           3,591
At Road*                               89,600             644
Commerce One*                          31,500           2,473
Niku*                                  81,600           1,989
Support.com*                            5,500             168
Verisign*                              29,625           6,001
Vitria Technology*                     94,000           4,383
                                                -------------
                                                       23,704
--------------------------------------------------------------------------------
NETWORK SOFTWARE -- 1.5%
Micromuse*                             14,600           2,934
                                                -------------
                                                        2,934
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 8.4%
Extreme Networks*                      47,500           5,440
Inrange Technologies*                   3,000             159
Juniper Networks*                      19,400           4,247
MMC Networks*                          39,100           4,946
Turnstone Systems*                     25,800           1,196
                                                -------------
                                                       15,988
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 4.9%
Analog Devices*                        20,100           1,660
Globespan*                             42,900           5,234
Triquint Semiconductor*                68,700           2,503
                                                -------------
                                                        9,397
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 1.1%
ATMI*                                  33,000             771
Credence Systems*                      45,500           1,365
                                                -------------
                                                        2,136
--------------------------------------------------------------------------------

                                    Shares/Face        Market
Description                        Amount (000)      Value (000)
--------------------------------------------------------------------------------
SOFTWARE TOOLS -- 1.4%
Mercury Interactive*                   17,100   $       2,680
                                                -------------
                                                        2,680
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 3.8%
Advanced Fibre*                        38,900           1,473
Audiocodes Limited*                    18,100           1,541
Ditech Communications*                 24,700           1,013
Natural Microsystems*                  19,700           1,060
Sonus Networks*                        10,800           1,365
Tekelec*                               23,900             785
                                                -------------
                                                        7,237
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT-FIBER OPTICS -- 10.2%
Avanex*                                13,700           1,475
C-Cor.net                              26,200             401
Finisar*                               38,300           1,853
MRV Communications*                    72,500           3,285
New Focus*                             15,200           1,202
Newport                                30,700           4,889
SDL*                                   13,300           4,114
Sycamore Networks*                     21,200           2,290
                                                -------------
                                                       19,509
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 1.0%
Ceragon Networks Limited*               2,600              70
Netro*                                 29,200           1,730
Triton Network Systems*                 6,500              85
                                                -------------
                                                        1,885
                                                -------------
TOTAL TECHNOLOGY (COST $84,233)                       119,035
                                                -------------
TOTAL COMMON STOCK (COST $131,477)                    178,728
                                                -------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 8.5%
Morgan Stanley
   6.60%, dated 09/29/00, matures 10/02/00,
   repurchase price $16,332,011 (collateralized
   by U.S. Government Agency Instruments:
   total market value $16,649,494) (A)  $16,323        16,323
                                                -------------
TOTAL REPURCHASE AGREEMENT (COST $16,323)              16,323
                                                -------------
TOTAL INVESTMENTS-- 102.1% (COST $147,800)            195,051
                                                -------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (2.1)%
TOTAL OTHER ASSETS AND LIABILITIES, NET                (4,071)
                                                -------------
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class (authorized 200 million
   shares -- $0.001 par value)
   based on 6,022,243 outstanding shares of common
   stock                                              133,392
Accumulated net investment loss                          (663)
Accumulated net realized gain on investments           11,000
Net unrealized appreciation on investments             47,251
                                                -------------
TOTAL NET ASSETS-- 100.0%                          $  190,980
                                                =============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                     $31.71
                                                       ======
* Non-Income Producing Security
(A) -- Tri-Party Repurchase Agreement
ADR -- American Depository Receipt
Cl --  Class


The accompanying notes are an integral part of the financial statements.

                                [LOGO OMITTED] 21

            THE PBHG FUNDS, INC.

PBHG LIMITED FUND (UNAUDITED)

 PBHG LIMITED FUND PBLDX

   INVESTMENT FOCUS
         STYLE

Value    Blend    Growth
------------------------
                         Large
------------------------
                         Medium       MARKET CAPITALIZATION
------------------------
                    X    Small
------------------------

                          AVERAGE ANNUAL TOTAL RETURN 1
                            AS OF SEPTEMBER 30, 2000

------------------------------------------------------------------------------------
                                                 One      Annualized     Annualized
                                    6           Year        3 Year        Inception
                                 Months 2      Return       Return        to Date 3
------------------------------------------------------------------------------------
  PBHG Limited Fund               0.82%        86.60%       31.67%         30.51%
------------------------------------------------------------------------------------


            COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT
                      IN THE PBHG LIMITED FUND, VERSUS THE
     RUSSELL 2000 GROWTH INDEX AND THE LIPPER SMALL-CAP GROWTH FUNDS AVERAGE

                              [LINE GRAPH OMITTED]

                               PLOT POINT FOLLOWS:


                                     Russell 2000      Lipper Small-Cap Growth
             PBHG Limited Fund       Growth Index 4         Funds Average 5
6/30/96           10,000                10,000                  10,000
7/31/96            9,950                 8,779                   8,959
8/31/96           10,320                 9,429                   9,584
9/30/96           11,010                 9,914                  10,173
10/31/96          10,570                 9,487                   9,828
11/30/96          10,560                 9,751                  10,011
12/31/96          11,082                 9,941                  10,130
1/31/97           11,273                10,189                  10,377
2/28/97           10,048                 9,574                   9,719
3/31/97            9,085                 8,898                   9,050
4/30/97            8,984                 8,795                   8,911
5/31/97           10,741                10,117                  10,179
6/30/97           11,454                10,460                  10,775
7/31/97           12,016                10,996                  11,487
8/31/97           12,257                11,326                  11,728
9/30/97           13,622                12,230                  12,680
10/31/97          13,070                11,495                  12,051
11/30/97          12,809                11,221                  11,807
12/31/97          12,864                11,228                  11,843
1/31/98           12,708                11,078                  11,681
2/28/98           13,756                12,056                  12,685
3/31/98           14,606                12,562                  13,324
4/30/98           14,720                12,639                  13,461
5/31/98           13,621                11,721                  12,555
6/30/98           14,057                11,841                  12,828
7/31/98           13,154                10,852                  11,935
8/31/98           10,509                 8,347                   9,356
9/30/98           11,691                 9,193                  10,084
10/31/98          11,681                 9,673                  10,559
11/30/98          12,770                10,423                  11,464
12/31/98          14,542                11,366                  12,673
1/31/99           15,053                11,878                  12,944
2/28/99           13,422                10,791                  11,773
3/31/99           12,998                11,176                  12,273
4/30/99           12,965                12,163                  12,797
5/31/99           13,966                12,182                  12,943
6/30/99           15,989                12,823                  14,092
7/31/99           15,380                12,427                  14,084
8/31/99           15,358                11,962                  13,898
9/30/99           16,663                12,193                  14,287
10/31/99          18,077                12,505                  15,056
11/30/99          20,524                13,828                  17,026
12/31/99          24,968                16,265                  20,209
1/31/00           24,821                16,113                  19,984
2/29/00           32,988                19,862                  25,066
3/31/00           30,840                17,774                  23,660
4/30/00           26,583                15,980                  21,005
5/31/00           23,407                14,581                  19,247
6/30/00           29,946                16,464                  22,537
7/31/00           27,677                15,053                  21,076
8/31/00           30,787                16,636                  23,559
9/30/00           31,093                15,810                  22,626


1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
2 The six month return has not been annualized.
3 The PBHG Limited Fund commenced operations on June 28, 1996.
4 The Russell 2000 Growth Index is an unmanaged index comprised of those securities in the Russell 2000 Index with a greater-than-average growth orientation. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance.
5 The Lipper Small-Cap Growth Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Small-Cap Growth category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Fund's past or future performance.


SECTOR WEIGHTINGS - AT SEPTEMBER 30, 2000

[PIE CHART OMITTED]

PLOT POINT FOLLOWS:

Basic Materials    3%
Consumer Cyclical 12%
Health Care        8%
Industrial         4%
Services          14%
Technology        49%
Cash              10%

% of Total Portfolio Investments


TOP TEN HOLDINGS - SEPTEMBER 30, 2000

Actuate                                           4.1%
Micromuse                                         3.8%
Polycom                                           3.8%
Pericom Semiconductors                            3.7%
InFocus                                           3.6%
Anaren Microwave                                  3.2%
Advent Software                                   3.1%
Informatica                                       3.0%
Forrester Research                                3.0%
Transwitch                                        2.9%
------------------------------------------------------
% of Total Portfolio Investments                 34.2%


                                [LOGO OMITTED] 22

                                        THE PBHG FUNDS, INC.

                                                         STATEMENT OF NET ASSETS
                                                         -----------------------
                                            AS OF SEPTEMBER 30, 2000 (UNAUDITED)

                                                         PBHG LIMITED FUND PBLDX

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 88.7%
BASIC MATERIALS -- 2.5%
Advanced Materials/Products -- 2.5%
Surmodics*                             67,300   $       3,685
                                                -------------
                                                        3,685
                                                -------------
TOTAL BASIC MATERIALS (COST $1,081)                     3,685
                                                -------------
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- 11.7%
AUDIO/VIDEO PRODUCTS -- 3.7%
Polycom*                               79,800           5,344
                                                -------------
                                                        5,344
--------------------------------------------------------------------------------
FOOTWEAR & RELATED APPAREL -- 0.4%
Skechers Foot Wear*                    38,600             584
                                                -------------
                                                          584
--------------------------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 1.0%
Charlotte Russe Holdings*             103,800           1,375
                                                -------------
                                                        1,375
--------------------------------------------------------------------------------
RETAIL-CONSUMER ELECTRONICS -- 2.2%
Tweeter Home Entertainment Group*      24,700             897
Ultimate Electronics*                  55,400           2,278
                                                -------------
                                                        3,175
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 4.4%
Buca*                                 166,700           1,771
California Pizza Kitchen*              44,800           1,254
Rare Hospitality International*       166,950           3,402
                                                -------------
                                                        6,427
                                                -------------
TOTAL CONSUMER CYCLICAL (COST $9,475)                  16,905
                                                -------------
--------------------------------------------------------------------------------
HEALTH CARE -- 7.8%
MEDICAL-DRUGS -- 5.0%
Cima Labs*                             73,000           3,800
Medicis Pharmaceutical, Cl A*          56,925           3,501
                                                -------------
                                                        7,301
--------------------------------------------------------------------------------
MEDICAL INFORMATION SYSTEMS -- 0.3%
Allscripts*                            31,000             438
                                                -------------
                                                          438
--------------------------------------------------------------------------------
PHARMACY SERVICES -- 1.5%
Accredo Health*                        45,050           2,202
                                                -------------
                                                        2,202
--------------------------------------------------------------------------------
RESPIRATORY PRODUCTS -- 1.0%
Resmed*                                44,500           1,391
                                                -------------
                                                        1,391
                                                -------------
TOTAL HEALTH CARE (COST $4,901)                        11,332
                                                -------------
--------------------------------------------------------------------------------
INDUSTRIAL -- 4.0%
ELECTRONIC CONNECTORS -- 2.3%
Merix*                                 50,900           3,299
                                                -------------
                                                        3,299
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
ELECTRONIC MEASURING INSTRUMENTS -- 1.4%
Molecular Devices*                     21,200   $       2,083
                                                -------------
                                                        2,083
--------------------------------------------------------------------------------
INSTRUMENTS-CONTROLS -- 0.3%
Photon Dynamics*                       12,300             464
                                                -------------
                                                          464
                                                -------------
TOTAL INDUSTRIAL (COST $3,922)                          5,846
                                                -------------
--------------------------------------------------------------------------------
SERVICES -- 14.0%
COMPUTER SERVICES -- 5.4%
Factset Research Systems               76,200           2,865
Manhattan Associates*                  29,100           1,782
Netegrity*                             45,150           3,161
                                                -------------
                                                        7,808
--------------------------------------------------------------------------------
CONSULTING SERVICES -- 5.7%
Diamond Technology Partners*           53,250           3,954
Forrester Research*                    66,700           4,252
                                                -------------
                                                        8,206
--------------------------------------------------------------------------------
HUMAN RESOURCES -- 2.3%
Hall Kinion & Associates*             116,600           3,316
                                                -------------
                                                        3,316
--------------------------------------------------------------------------------
RESEARCH & DEVELOPMENT -- 0.6%
Albany Molecular Research*             15,000             843
                                                -------------
                                                          843
                                                -------------
TOTAL SERVICES (COST $7,801)                           20,173
                                                -------------
--------------------------------------------------------------------------------
TECHNOLOGY -- 48.7%
APPLICATIONS SOFTWARE -- 4.9%
Actuate*                              167,000           5,769
Exchange Applications*                 11,500              52
Genomica*                               4,900              95
Great Plains Software*                 13,900             391
Silverstream Software*                 27,200             819
                                                -------------
                                                        7,126
--------------------------------------------------------------------------------
COMMUNICATIONS SOFTWARE -- 1.0%
Witness Systems*                       84,000           1,517
                                                -------------
                                                        1,517
--------------------------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 0.5%
NetScout Systems*                      31,100             739
                                                -------------
                                                          739
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 0.6%
M-Systems Flash Disk Pioneers*         16,000             611
Simple Technology*                     29,500             286
                                                -------------
                                                          897
--------------------------------------------------------------------------------
COMPUTERS-PERIPHERAL EQUIPMENT -- 3.6%
InFocus*                               97,500           5,168
                                                -------------
                                                        5,168
--------------------------------------------------------------------------------


                                [LOGO OMITTED] 23

            THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
-----------------------
AS OF SEPTEMBER 30, 2000 (UNAUDITED)

 PBHG LIMITED FUND PBLDX

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
DECISION SUPPORT SOFTWARE -- 4.0%
Advent Software*                       63,300  $        4,423
Interactive Intelligence*               1,700              67
Netiq*                                 20,200           1,327
                                                -------------
                                                        5,817
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 3.3%
Integrated Silicon Solution*           48,100             682
Transwitch*                            64,850           4,134
                                                -------------
                                                        4,816
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICE -- 5.7%
Avantgo*                               12,500             250
Business Objects ADR*                  33,300           3,765
Informatica*                           46,100           4,299
                                                -------------
                                                        8,314
--------------------------------------------------------------------------------
INTERNET CONTENT -- 0.4%
Jupiter Media Metrix*                  24,810             395
Mainspring*                            15,900             118
                                                -------------
                                                          513
--------------------------------------------------------------------------------
INTERNET SOFTWARE -- 2.5%
C-Bridge Net Solutions*                29,200             547
Commerce One*                          33,680           2,644
Integrated Information Systems         47,900             228
Intraware*                             18,600             139
                                                -------------
                                                        3,558
--------------------------------------------------------------------------------
NETWORK SOFTWARE -- 3.8%
Micromuse*                             27,100           5,445
                                                -------------
                                                        5,445
--------------------------------------------------------------------------------
SATELLITE TELECOMMUNICATIONS -- 0.8%
Celeritek*                             29,500           1,112
                                                -------------
                                                        1,112
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 4.9%
O2Micro International*                 26,400             454
Pericom Semiconductors*               140,200           5,266
Sipex*                                 32,900           1,384
                                                -------------
                                                        7,104
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 1.9%
August Technology*                     24,800             329
LTX*                                   17,600             333
Rudolph Technologies*                   3,100             104
Varian Semiconductor Equipment*        54,700           2,048
                                                -------------
                                                        2,814
--------------------------------------------------------------------------------
SOFTWARE TOOLS -- 0.7%
Broadbase Software*                    75,200           1,020
                                                -------------
                                                        1,020
--------------------------------------------------------------------------------

                                     Shares/Face       Market
Description                         Amount (000)     Value (000)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 9.4%
Anaren Microwave*                      33,900  $        4,598
Ditech Communications*                 20,100             824
MCK Communications*                    52,400           1,186
Natural Microsystems*                  68,500           3,685
Tut Systems*                           38,300           3,306
                                                -------------
                                                       13,599
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT-FIBER OPTICS -- 0.7%
MRV Communications*                    22,300           1,010
                                                -------------
                                                        1,010
                                                -------------
TOTAL TECHNOLOGY (COST $29,243)                        70,569
                                                -------------
TOTAL COMMON STOCK (COST $56,423)                     128,510
                                                -------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 9.6%
J.P. Morgan
   6.60%, dated 09/29/00, matures 10/02/00,
   repurchase price $1,663,582
   (collateralized by U.S. Government
   Agency Instruments: total market value
   $1,696,241) (A)                     $1,663           1,663
J.P. Morgan
   6.60%, dated 09/29/00, matures 10/02/00,
   repurchase price $12,225,526
   (collateralized by U.S. Government Agency
   Instruments: total market value
   $12,463,182) (A)                    12,219          12,219
                                                -------------
TOTAL REPURCHASE AGREEMENTS (COST $13,882)             13,882
                                                -------------
TOTAL INVESTMENTS -- 98.3% (COST $70,305)             142,392
                                                -------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 1.7%
TOTAL OTHER ASSETS AND LIABILITIES, NET                 2,512
                                                -------------
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class (authorized 200 million
   shares -- $0.001 par value) based on 6,219,043
   outstanding shares of common stock                  47,211
Accumulated net investment loss                          (368)
Accumulated net realized gain on investments           25,974
Net unrealized appreciation on investments             72,087
                                                -------------
TOTAL NET ASSETS-- 100.0%                          $  144,904
                                                =============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                     $23.30
                                                       ======

* Non-Income Producing Security
(A) -- Tri-Party Repurchase Agreement
ADR -- American Depository Receipt
Cl -- Class


The accompanying notes are an integral part of the financial statements.


                                [LOGO OMITTED] 24

THE PBHG FUNDS, INC.

PBHG LARGE CAP 20 FUND (UNAUDITED)

PBHG LARGE CAP 20 FUND PLCPX


    INVESTMENT FOCUS
          STYLE

Value    Blend    Growth
------------------------
                    X    Large
------------------------
                         Medium       MARKET CAPITALIZATION
------------------------
                         Small
------------------------



                          AVERAGE ANNUAL TOTAL RETURN 1
                            AS OF SEPTEMBER 30, 2000


------------------------------------------------------------------------------------
                                               One        Annualized     Annualized
                                   6          Year          3 Year        Inception
                                Months 2     Return         Return        to Date 3
------------------------------------------------------------------------------------
  PBHG Large Cap 20 Fund        (2.35)%       104.62%       59.01%         53.59%
------------------------------------------------------------------------------------


            COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT
                    IN THE PBHG LARGE CAP 20 FUND, VERSUS THE
           S&P 500 INDEX AND THE LIPPER LARGE-CAP GROWTH FUNDS AVERAGE

                              [LINE CHART OMITTED]

                               PLOT POINT FOLLOWS:


                PBHG Large Cap                           Lipper Large-Cap Growth
                  20 Fund           S&P 500 Index 4          Funds Average 5
11/30/96          10,000                10,000                   10,000
12/31/96           9,841                 9,802                    9,748
1/31/97           10,462                10,414                   10,367
2/28/97           10,001                10,496                   10,161
3/31/97            9,260                10,065                    9,632
4/30/97            9,881                10,666                   10,136
5/31/97           10,912                11,315                   10,834
6/30/97           11,523                11,821                   11,288
7/31/97           12,854                12,761                   12,367
8/31/97           12,234                12,047                   11,789
9/30/97           12,914                12,706                   12,423
10/31/97          12,424                12,283                   11,978
11/30/97          12,494                12,851                   12,222
12/31/97          13,084                13,071                   12,333
1/31/98           13,355                13,216                   12,520
2/28/98           15,097                14,168                   13,532
3/31/98           15,998                14,893                   14,177
4/30/98           16,278                15,043                   14,401
5/31/98           15,848                14,785                   14,028
6/30/98           17,589                15,385                   14,915
7/31/98           17,609                15,221                   14,809
8/31/98           14,516                13,023                   12,354
9/30/98           16,708                13,858                   13,280
10/31/98          17,069                14,985                   14,121
11/30/98          18,320                15,893                   15,121
12/31/98          21,960                16,809                   16,801
1/31/99           23,995                17,512                   17,958
2/28/99           22,294                16,968                   17,195
3/31/99           24,400                17,647                   18,247
4/30/99           23,337                18,330                   18,289
5/31/99           22,527                17,897                   17,684
6/30/99           24,178                18,891                   18,975
7/31/99           23,540                18,301                   18,419
8/31/99           24,512                18,210                   18,465
9/30/99           25,372                17,711                   18,325
10/31/99          28,136                18,831                   19,631
11/30/99          33,614                19,214                   20,789
12/31/99          44,567                20,346                   23,423
1/31/00           43,320                19,324                   22,482
2/29/00           51,964                18,958                   24,233
3/31/00           53,163                20,813                   25,433
4/30/00           47,264                20,186                   23,818
5/31/00           41,293                19,772                   22,362
6/30/00           49,926                20,259                   24,129
7/31/00           49,542                19,943                   23,627
8/31/00           56,665                21,181                   25,796
9/30/00           51,916                20,063                   24,021


1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
2 The six month return has not been annualized.
3 The PBHG Large Cap 20 Fund commenced operations on November 29, 1996.
4 The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Index is unmanaged and reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance.
5 The Lipper Large-Cap Growth Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Large-Cap Growth category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Fund's past or future performance.


SECTOR WEIGHTINGS - AT SEPTEMBER 30, 2000

[PIE CHART OMITTED]

PLOT POINT FOLLOWS:

Consumer Cyclical  4%
Financial          6%
Industrial        10%
Technology        68%
Cash              12%

% of Total Portfolio Investments



TOP TEN HOLDINGS - SEPTEMBER 30, 2000

Juniper Networks                                  8.3%
EMC                                               7.3%
Nortel Networks                                   6.7%
Citigroup                                         6.3%
Flextronics International                         5.7%
Siebel Systems                                    5.3%
Sun Microsystems                                  5.2%
Cisco Systems                                     4.8%
Broadcom                                          4.6%
Gemstar-TV Guide International                    4.2%
------------------------------------------------------
% of Total Portfolio Investments                 58.4%


                                [LOGO OMITTED] 25

            THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
-----------------------
AS OF SEPTEMBER 30, 2000 (UNAUDITED)


 PBHG LARGE CAP 20 FUND PLCPX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK  -- 90.5%
CONSUMER CYCLICAL -- 4.3%
MULTIMEDIA -- 4.3%
Gemstar-TV Guide International*       571,700    $     49,845
                                                 ------------
                                                       49,845
                                                 ------------
TOTAL CONSUMER CYCLICAL (COST $21,498)                 49,845
                                                 ------------
--------------------------------------------------------------------------------
FINANCIAL -- 6.5%
DIVERSIFIED FINANCIAL SERVICES -- 6.5%
Citigroup                           1,390,500          75,174
                                                 ------------
                                                       75,174
                                                 ------------
TOTAL FINANCIAL (COST $65,729)                         75,174
                                                 ------------
--------------------------------------------------------------------------------
INDUSTRIAL -- 9.7%
ELECTRONIC COMPONENTS-MISCELLANEOUS -- 5.9%
Flextronics International*            827,900          67,991
                                                 ------------
                                                       67,991
--------------------------------------------------------------------------------
INSTRUMENTS-SCIENTIFIC -- 3.8%
Pe Corp-Pe Biosystems Group           380,600          44,340
                                                 ------------
                                                       44,340
                                                 ------------
TOTAL INDUSTRIAL (COST $84,393)                       112,331
                                                 ------------
--------------------------------------------------------------------------------
TECHNOLOGY -- 70.0%
APPLICATIONS SOFTWARE -- 5.4%
Siebel Systems*                       564,400          62,825
                                                 ------------
                                                       62,825
--------------------------------------------------------------------------------
COMPUTERS -- 5.3%
Sun Microsystems*                     526,900          61,516
                                                 ------------
                                                       61,516
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 11.6%
EMC*                                  881,400          87,369
Veritas Software*                     325,600          46,235
                                                 ------------
                                                      133,604
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 8.7%
Broadcom*                             226,000          55,087
PMC-Sierra*                           210,200          45,246
                                                 ------------
                                                      100,333
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 5.1%
I2 Technologies*                       62,200          11,635
Oracle*                               601,000          47,329
                                                 ------------
                                                       58,964
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 13.5%
Cisco Systems*                      1,029,400          56,874
Juniper Networks*                     449,800          98,478
                                                 ------------
                                                      155,352
--------------------------------------------------------------------------------

                                    Shares/Face        Market
Description                        Amount (000)      Value (000)
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 2.7%
Applied Materials*                    523,400   $      31,044
                                                 ------------
                                                       31,044
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 7.1%
Cosine Communications*                 47,500           2,640
Nortel Networks^                    1,338,180          79,705
                                                 ------------
                                                       82,345
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT-FIBER-OPTICS -- 10.6%
Corning                               155,200          46,094
JDS Uniphase*                         475,000          44,977
SDL*                                  100,500          31,086
                                                 ------------
                                                      122,157
                                                 ------------
TOTAL TECHNOLOGY (COST $513,098)                      808,140
                                                 ------------
TOTAL COMMON STOCK (COST $684,718)                  1,045,490
                                                 ------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 12.6%
J.P. Morgan
   6.58%, dated 09/29/00, matures 10/02/00,
   repurchase price $62,631,094
   (collateralized by U.S. Government
   Agency Instruments: total market value
   $63,849,657) (A)                  $62,597           62,597
Morgan Stanley
   6.58%, dated 09/29/00, matures 10/02/00,
   repurchase price $39,326,654
   (collateralized by U.S. Government Agency
   Instruments: total market value
   $40,106,481) (A)                   39,305           39,305
Prudential
   6.58%, dated 09/29/00, matures 10/02/00,
   repurchase price $43,689,949
   (collateralized by U.S. Government Agency
   Instruments: total market value
   $44,540,109) (A)                   43,666           43,666
                                                 ------------
TOTAL REPURCHASE AGREEMENTS (COST $145,568)           145,568
                                                 ------------
TOTAL INVESTMENTS -- 103.1% (COST $830,286)         1,191,058
                                                 ------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (3.1)%
TOTAL OTHER ASSETS AND LIABILITIES, NET               (35,494)
                                                 ------------
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class (authorized 200
   million shares -- $0.001 par value)
   based on 26,690,094 outstanding shares
   of common stock                                    671,346
Accumulated net investment loss                        (2,613)
Accumulated net realized gain on investments          126,059
Net unrealized appreciation on investments            360,772
                                                 ------------
TOTAL NET ASSETS-- 100.0%                          $1,155,564
                                                 ============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                     $43.30
                                                       ======
* Non-Income Producing Security
(A) -- Tri-Party Repurchase Agreement
^ The fund held Canadian securities as of September 30, 2000. The total market value of investments is $79,705,346 and represented 6.9% of the fund.


The accompanying notes are an integral part of the financial statements.


                                [LOGO OMITTED] 26

                                        The PBHG FUNDS, INC.

                                         PBHG NEW OPPORTUNITIES FUND (UNAUDITED)

                                               PBHG NEW OPPORTUNITIES FUND PBNOX


    INVESTMENT FOCUS
          STYLE

Value    Blend    Growth
------------------------
                         Large
------------------------
                         Medium       MARKET CAPITALIZATION
------------------------
                     X    Small
------------------------



                          AVERAGE ANNUAL TOTAL RETURN1
                            AS OF SEPTEMBER 30, 2000

----------------------------------------------------------------------------------
                                                             One        Annualized
                                              6             Year         Inception
                                           Months 2        Return        to Date 3
----------------------------------------------------------------------------------
  PBHG New Opportunities Fund             (19.29)%         204.27%        205.49%
----------------------------------------------------------------------------------




            COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT
                 IN THE PBHG NEW OPPORTUNITIES FUND, VERSUS THE
     RUSSELL 2000 GROWTH INDEX AND THE LIPPER MULTI-CAP GROWTH FUNDS AVERAGE

                              [LINE CHART OMITTED]

                               PLOT POINT FOLLOWS:


                   PBHG                Russell 2000      Lipper Multi-Cap Growth
             New Opportunities Fund   Growth Index 4         Funds Average 5
2/28/99          10,000                   10,000                  10,000
3/31/99          11,714                   10,356                  10,656
4/30/99          12,134                   11,271                  10,970
5/31/99          12,795                   11,289                  10,803
6/30/99          17,255                   11,883                  11,591
7/31/99          18,770                   11,516                  11,371
8/31/99          19,047                   11,085                  11,403
9/30/99          19,573                   11,299                  11,438
10/31/99         24,780                   11,588                  12,319
11/30/99         33,314                   12,814                  13,487
12/31/99         51,830                   15,072                  15,770
1/31/00          54,784                   14,932                  15,443
2/29/00          82,487                   18,406                  18,111
3/31/00          73,791                   16,471                  18,049
4/30/00          53,461                   14,808                  16,499
5/31/00          50,447                   13,511                  15,368
6/30/00          67,177                   15,257                  16,981
7/31/00          53,694                   13,949                  16,475
8/31/00          60,488                   15,417                  18,300
9/30/00          59,556                   14,651                  17,436

1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
2 The six month return has not been annualized.
3 The PBHG New Opportunities Fund commenced operations on February 12, 1999.
4 The Russell 2000 Growth Index is an unmanaged index comprised of those securities in the Russell 2000 Index with a greater-than-average growth orientation. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance.
5 The Lipper Multi-Cap Growth Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Multi-Cap Growth category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Fund's past or future performance.


SECTOR WEIGHTINGS - AT SEPTEMBER 30, 2000

[PIE CHART OMITTED]

PLOT POINT FOLLOWS:


Consumer Cyclical  7%
Health Care       19%
Industrial         4%
Services           8%
Technology        58%
Cash               4%

% of Total Portfolio Investments



TOP TEN HOLDINGS - SEPTEMBER 30, 2000

JNI                                               6.9%
Albany Molecular Research                         6.7%
Pericom Semiconductors                            5.1%
Noven Pharmaceuticals                             4.9%
Anaren Microwave                                  4.7%
Serena Software                                   4.6%
Elantec Semiconductor                             4.6%
MapInfo                                           4.3%
Priority Healthcare, Cl B                         4.2%
Dendrite International                            4.0%
------------------------------------------------------
% of Total Portfolio Investments                 50.0%


                                [LOGO OMITTED] 27

            THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
-----------------------
AS OF SEPTEMBER 30, 2000 (UNAUDITED)

 PBHG NEW OPPORTUNITIES FUND PBNOX

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 92.8%
CONSUMER CYCLICAL -- 6.4%
RETAIL-COMPUTER EQUIPMENT -- 3.7%
PC Connection*                         98,000   $       5,586
                                                -------------
                                                        5,586
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 2.7%
California Pizza Kitchen*              59,700           1,672
P.F Chang's China Bistro*              70,000           2,419
                                                -------------
                                                        4,091
                                                -------------
TOTAL CONSUMER CYCLICAL (COST $6,703)                   9,677
                                                -------------
--------------------------------------------------------------------------------
HEALTH CARE -- 18.3%
DIAGNOSTIC KITS -- 2.7%
Biosite Diagnostics*                  103,000           4,107
                                                -------------
                                                        4,107
--------------------------------------------------------------------------------
DRUG DELIVERY SYSTEMS -- 4.7%
Noven Pharmaceuticals*                166,000           7,097
                                                -------------
                                                        7,097
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 4.1%
Priority Healthcare, Cl B*             80,500           6,138
                                                -------------
                                                        6,138
--------------------------------------------------------------------------------
MEDICAL INFORMATION SYSTEMS -- 3.9%
Dendrite International*               217,000           5,818
                                                -------------
                                                        5,818
--------------------------------------------------------------------------------
MEDICAL LABS & TESTING SERVICES -- 2.9%
Impath*                                70,000           4,418
                                                -------------
                                                        4,418
                                                -------------
TOTAL HEALTH CARE (COST $19,048)                       27,578
                                                -------------
--------------------------------------------------------------------------------
INDUSTRIAL -- 3.8%
POWER CONVERSION/SUPPLY EQUIPMENT -- 3.8%
C & D Technologies                    102,000           5,789
                                                -------------
                                                        5,789
                                                -------------
TOTAL INDUSTRIAL (COST $3,735)                          5,789
                                                -------------
--------------------------------------------------------------------------------
SERVICES -- 7.6%
CONSULTING SERVICES -- 1.2%
Corporate Executive Board*             44,000           1,771
                                                -------------
                                                        1,771
--------------------------------------------------------------------------------
RESEARCH & DEVELOPMENT -- 6.4%
Albany Molecular Research*            172,000           9,664
                                                -------------
                                                        9,664
                                                -------------
TOTAL SERVICES (COST $5,854)                           11,435
                                                -------------
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
TECHNOLOGY -- 56.7%
APPLICATIONS SOFTWARE -- 14.1%
Exchange Applications*                 38,900   $         176
MapInfo*                              201,000           6,294
Pinnacle Systems*                     214,000           2,408
Serena Software*                      146,000           6,725
WebTrends*                            147,000           5,494
                                                -------------
                                                       21,097
--------------------------------------------------------------------------------
COMPUTER DATA SECURITY -- 1.2%
Internet Security Systems*             24,000           1,803
                                                -------------
                                                        1,803
--------------------------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 3.4%
Henry (Jack) & Associates             117,500           5,097
                                                -------------
                                                        5,097
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 2.6%
Actel*                                110,400           3,968
                                                -------------
                                                        3,968
--------------------------------------------------------------------------------
INTERNET CONTENT -- 0.8%
Jupiter Media Matrix*                  77,469           1,234
                                                -------------
                                                        1,234
--------------------------------------------------------------------------------
INTERNET SOFTWARE -- 1.6%
Intranet Solutions*                    47,000           2,350
                                                -------------
                                                        2,350
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 6.7%
JNI*                                  112,500          10,012
                                                -------------
                                                       10,012
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 9.4%
Elantec Semiconductor*                 67,000           6,675
Pericom Semiconductors*               199,000           7,475
                                                -------------
                                                       14,150
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 13.1%
Anaren Microwave*                      50,000           6,781
Audiocodes Limited*                    49,100           4,180
Aware*                                111,000           4,274
Tut Systems*                           52,000           4,488
                                                -------------
                                                       19,723
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 3.8%
Proxim*                               128,000           5,696
                                                -------------
                                                        5,696
                                                -------------
TOTAL TECHNOLOGY (COST $61,910)                        85,130
                                                -------------
TOTAL COMMON STOCK (COST $97,250)                     139,609
                                                -------------
--------------------------------------------------------------------------------


                                [LOGO OMITTED] 28

                                        THE PBHG FUNDS, INC.

                                                         STATEMENT OF NET ASSETS
                                                         -----------------------
                                            AS OF SEPTEMBER 30, 2000 (UNAUDITED)

                                               PBHG NEW OPPORTUNITIES FUND PBNOX

                                        Face           Market
Description                         Amount (000)     Value (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.7%
J.P. Morgan
   6.60%, dated 09/29/00, matures 10/02/00,
   repurchase price $5,637,016 (collateralized
   by U.S. Government Agency Instruments:
   total market value $5,746,596) (A)  $5,634   $       5,634
                                                -------------
TOTAL REPURCHASE AGREEMENT (COST $5,634)                5,634
                                                -------------
TOTAL INVESTMENTS-- 96.5% (COST $102,884)             145,243
                                                -------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 3.5%
TOTAL OTHER ASSETS AND LIABILITIES, NET                 5,199
                                                -------------
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class (authorized 200 million
   shares -- $0.001 par value) based on 1,898,524
   outstanding shares of common stock                  62,231
Accumulated net investment loss                          (614)
Accumulated net realized gain on investments           46,466
Net unrealized appreciation on investments             42,359
                                                   ----------
TOTAL NET ASSETS-- 100.0%                          $  150,442
                                                   ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                     $79.24
                                                       ======
* Non-Income Producing Security
(A) -- Tri-Party Repurchase Agreement
Cl --  Class


The accompanying notes are an integral part of the financial statements.

                                [LOGO OMITTED] 29

            THE PBHG FUNDS, INC.

PBHG LARGE CAP VALUE FUND (UNAUDITED)

 PBHG LARGE CAP VALUE FUND PLCVX


 INVESTMENT FOCUS
      STYLE

Value    Blend    Growth
------------------------
  X                      Large
------------------------
                         Medium       MARKET CAPITALIZATION
------------------------
                         Small
------------------------



                          AVERAGE ANNUAL TOTAL RETURN 1
                            AS OF SEPTEMBER 30, 2000

------------------------------------------------------------------------------------
                                                 One       Annualized     Annualized
                                     6          Year         3 Year        Inception
                                  Months 2     Return        Return        to Date 3
------------------------------------------------------------------------------------
  PBHG Large Cap Value Fund      11.03%        20.58%        20.00%         22.67%
------------------------------------------------------------------------------------




            COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT
                  IN THE PBHG LARGE CAP VALUE FUND, VERSUS THE
           S&P 500 INDEX AND THE LIPPER LARGE-CAP VALUE FUNDS AVERAGE

                              [LINE CHART OMITTED]

                                  PLOT FOLLOWS:

             PBHG Large Cap                               Lipper Large-Cap Value
               Value Fund         S&P 500 Index 4            Funds Average 5
12/31/96         10,000              10,000                      10,000
1/31/97          10,240              10,624                      10,381
2/28/97          10,430              10,708                      10,468
3/31/97          10,110              10,269                      10,132
4/30/97          10,380              10,881                      10,426
5/31/97          11,080              11,543                      11,084
6/30/97          11,560              12,060                      11,480
7/31/97          12,400              13,019                      12,320
8/31/97          12,000              12,291                      12,027
9/30/97          12,450              12,963                      12,633
10/31/97         12,110              12,531                      12,152
11/30/97         12,390              13,110                      12,421
12/31/97         12,562              13,335                      12,613
1/31/98          12,540              13,483                      12,553
2/28/98          13,407              14,455                      13,414
3/31/98          14,101              15,194                      13,993
4/30/98          14,198              15,347                      14,053
5/31/98          14,101              15,084                      13,748
6/30/98          14,339              15,696                      13,781
7/31/98          14,318              15,529                      13,322
8/31/98          12,312              13,287                      11,346
9/30/98          13,201              14,138                      11,863
10/31/98         14,578              15,288                      12,787
11/30/98         15,553              16,214                      13,353
12/31/98         16,925              17,149                      13,758
1/31/99          17,244              17,866                      13,791
2/28/99          16,509              17,311                      13,395
3/31/99          16,962              18,003                      13,765
4/30/99          17,415              18,701                      14,829
5/31/99          17,550              18,259                      14,769
6/30/99          18,701              19,272                      15,245
7/31/99          18,297              18,671                      14,850
8/31/99          17,991              18,578                      14,367
9/30/99          17,844              18,069                      13,773
10/31/99         18,787              19,212                      14,212
11/30/99         19,142              19,602                      14,276
12/31/99         18,796              20,757                      14,697
1/31/00          18,634              19,714                      14,030
2/29/00          17,372              19,341                      13,463
3/31/00          19,379              21,233                      14,878
4/30/00          19,962              20,594                      14,814
5/31/00          20,723              20,172                      14,940
6/30/00          20,270              20,669                      14,659
7/31/00          19,460              20,346                      14,721
8/31/00          20,771              21,610                      15,686
9/30/00          21,516              20,469                      15,473

1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
2 The six month return has not been annualized.
3 The PBHG Large Cap Value Fund commenced operations on December 31, 1996.
4 The S&P 500 Index is a capitalization weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Index is unmanaged and reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance.
5 The Lipper Large-Cap Value Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Large-Cap Value category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Fund's past or future performance.


SECTOR WEIGHTINGS - AT SEPTEMBER 30, 2000

[PIE CHART OMITTED]

PLOT POINT FOLLOWS:

Basic Materials             2%
Consumer Cyclical           3%
Consumer Non-Cyclical      16%
Energy                      6%
Financial                  20%
Health Care                11%
Industrial                  6%
Services                    6%
Technology                 12%
Utilities                   1%
Cash                       17%

% of Total Portfolio Investments



TOP TEN HOLDINGS - SEPTEMBER 30, 2000

General Electric                                  4.1%
Burlington Resources                              3.8%
Citigroup                                         3.5%
Heinz (H.J.)                                      3.5%
Pitney Bowes                                      3.4%
Sara Lee                                          3.0%
Microsoft                                         2.8%
Bank of America                                   2.8%
IMS Health                                        2.7%
Schering-Plough                                   2.6%
------------------------------------------------------
% of Total Portfolio Investments                 32.2%

                                [LOGO OMITTED] 30

                                        THE PBHG FUNDS, INC.

                                                         SCHEDULE OF INVESTMENTS
                                                         -----------------------
                                            AS OF SEPTEMBER 30, 2000 (UNAUDITED)

                                                 PBHG LARGE CAP VALUE FUND PLCVX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 94.3%
BASIC MATERIALS -- 1.9%
CHEMICALS-DIVERSIFIED -- 1.9%
Dow Chemical                           51,100   $       1,274
                                                -------------
                                                        1,274
                                                -------------
TOTAL BASIC MATERIALS (COST $1,230)                     1,274
                                                -------------
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- 3.7%
CABLE TV -- 1.1%
Comcast Special, Cl A*                 17,000             696
                                                -------------
                                                          696
--------------------------------------------------------------------------------
MULTIMEDIA -- 1.8%
Gannett                                21,800           1,155
                                                -------------
                                                        1,155
--------------------------------------------------------------------------------
PUBLISHING-NEWSPAPERS -- 0.8%
Knight-Ridder                          10,000             508
                                                -------------
                                                          508
                                                -------------
TOTAL CONSUMER CYCLICAL (COST $2,264)                   2,359
                                                -------------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 18.5%
COSMETICS & TOILETRIES -- 1.2%
Avon Products                          19,500             797
                                                -------------
                                                          797
--------------------------------------------------------------------------------
FOOD-MISCELLANEOUS/DIVERSIFIED -- 13.5%
Campbell Soup                          23,500             608
Conagra Foods                          78,000           1,565
Heinz (H.J.)                           69,300           2,569
Kellogg                                77,700           1,879
Sara Lee                              108,900           2,212
                                                -------------
                                                        8,833
--------------------------------------------------------------------------------
FOOD-RETAIL -- 3.8%
Albertson's                            39,000             819
Kroger*                                72,900           1,645
                                                -------------
                                                        2,464
                                                -------------
TOTAL CONSUMER NON-CYCLICAL (COST $11,684)             12,094
                                                -------------
--------------------------------------------------------------------------------
ENERGY -- 7.0%
OIL COMPANIES-EXPLORATION & PRODUCTION -- 4.3%
Burlington Resources                   76,600           2,820
                                                -------------
                                                        2,820
--------------------------------------------------------------------------------
OIL COMPANIES-INTEGRATED -- 2.7%
Exxon Mobil                            12,000           1,069
USX-Marathon Group                     24,300             690
                                                -------------
                                                        1,759
                                                -------------
TOTAL ENERGY (COST $4,367)                              4,579
                                                -------------
--------------------------------------------------------------------------------
FINANCIAL -- 23.0%
DIVERSIFIED FINANCIAL SERVICES -- 4.0%
Citigroup                              48,333           2,613
                                                -------------
                                                        2,613
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
FINANCE-CONSUMER LOANS -- 2.1%
USA Education                          29,000   $       1,397
                                                -------------
                                                        1,397
--------------------------------------------------------------------------------
FINANCE-INVESTMENT BANKER/BROKER -- 2.4%
Morgan J.P.                             9,700           1,585
                                                -------------
                                                        1,585
--------------------------------------------------------------------------------
FINANCE-MORTGAGE LOAN/BANKER -- 5.6%
Countrywide Credit                     35,700           1,347
Federal National Mortgage              21,300           1,152
Federal Home Loan Mortgage             16,000           1,144
                                                -------------
                                                        3,643
--------------------------------------------------------------------------------
LIFE/HEALTH INSURANCE -- 2.3%
Aetna                                  25,500           1,481
                                                -------------
                                                        1,481
--------------------------------------------------------------------------------
MONEY CENTER BANKS -- 3.2%
Bank of America                        39,600           2,074
                                                -------------
                                                        2,074
--------------------------------------------------------------------------------
MULTI-LINE INSURANCE -- 2.1%
Allstate                               40,000           1,390
                                                -------------
                                                        1,390
--------------------------------------------------------------------------------
S & L THRIFTS-WESTERN US -- 1.3%
Washington Mutual                      21,700             864
                                                -------------
                                                          864
                                                -------------
TOTAL FINANCIAL (COST $14,270)                         15,047
                                                -------------
--------------------------------------------------------------------------------
HEALTH CARE -- 11.9%
MEDICAL-DRUGS -- 5.9%
Merck                                  25,100           1,869
Schering-Plough                        42,200           1,962
                                                -------------
                                                        3,831
--------------------------------------------------------------------------------
MEDICAL INFORMATION SYSTEMS -- 3.1%
IMS Health                             98,000           2,033
                                                -------------
                                                        2,033
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 2.9%
Becton Dickinson                       72,500           1,917
                                                -------------
                                                        1,917
                                                -------------
TOTAL HEALTH CARE (COST $7,108)                         7,781
                                                -------------
--------------------------------------------------------------------------------
INDUSTRIAL -- 7.0%
DIVERSIFIED MANUFACTURING OPERATIONS -- 4.6%
General Electric                       52,400           3,023
                                                -------------
                                                        3,023
--------------------------------------------------------------------------------
NON-HAZARDOUS WASTE DISPOSAL -- 2.4%
Waste Management                       90,000           1,569
                                                -------------
                                                        1,569
                                                -------------
TOTAL INDUSTRIAL (COST $4,718)                          4,592
                                                -------------
--------------------------------------------------------------------------------


                                [LOGO OMITTED] 31

            THE PBHG FUNDS, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2000 (UNAUDITED)

 PBHG LARGE CAP VALUE FUND PLCVX

                                     Shares/Face       Market
Description                         Amount (000)     Value (000)
--------------------------------------------------------------------------------
SERVICES -- 6.7%
COMPUTER SERVICES -- 1.9%
Electronic Data Systems                30,000   $       1,245
                                                -------------
                                                        1,245
--------------------------------------------------------------------------------
TELEPHONE-INTEGRATED -- 4.8%
AT&T                                   42,300           1,242
Sprint                                 23,800             698
Worldcom*                              40,000           1,215
                                                -------------
                                                        3,155
                                                -------------
TOTAL SERVICES (COST $4,233)                            4,400
                                                -------------
--------------------------------------------------------------------------------
TECHNOLOGY -- 13.8%
APPLICATIONS SOFTWARE -- 3.2%
Microsoft*                             35,000           2,111
                                                -------------
                                                        2,111
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 2.8%
First Data                             47,900           1,871
                                                -------------
                                                        1,871
--------------------------------------------------------------------------------
OFFICE AUTOMATION & EQUIPMENT -- 3.9%
Pitney Bowes                           64,900           2,560
                                                -------------
                                                        2,560
--------------------------------------------------------------------------------
PRINTERS & RELATED PRODUCTS -- 2.0%
Lexmark International*                 34,700           1,301
                                                -------------
                                                        1,301
--------------------------------------------------------------------------------
TELECOMMUNICATIONS SERVICES -- 1.9%
Verizon Communications                 25,000           1,211
                                                -------------
                                                        1,211
                                                -------------
TOTAL TECHNOLOGY (COST $8,725)                          9,054
                                                -------------
--------------------------------------------------------------------------------
UTILITIES -- 0.8%
INDEPENDENT POWER PRODUCER -- 0.8%
Southern Energy*                       15,900             499
                                                -------------
                                                          499
                                                -------------
TOTAL UTILITIES (COST $350)                               499
                                                -------------
TOTAL COMMON STOCK (COST $58,949)                      61,679
                                                -------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 19.2%
J.P. Morgan
   6.60%, dated 09/29/00, matures 10/02/00,
   repurchase price $12,558,741
   (collateralized by U.S. Government Agency
   Instruments: total market value
   $12,803,439) (A)                   $12,552          12,552
                                                -------------
TOTAL REPURCHASE AGREEMENT (COST $12,552)              12,552
                                                -------------
TOTAL INVESTMENTS-- 113.5% (COST $71,501)             $74,231
                                                =============

Percentages Are Based On Net Assets of $65,405,816
* Non-Income Producing Security
(A) -- Tri-Party Repurchase Agreement
Cl --  Class


The accompanying notes are an integral part of the financial statements.

                                [LOGO OMITTED] 32

                                        THE PBHG FUNDS, INC.

                                             PBHG MID-CAP VALUE FUND (UNAUDITED)

                                                   PBHG MID-CAP VALUE FUND PBMCX


   INVESTMENT FOCUS
         STYLE

Value    Blend    Growth
------------------------
                         Large
------------------------
   X                     Medium       MARKET CAPITALIZATION
------------------------
                         Small
------------------------



                          AVERAGE ANNUAL TOTAL RETURN 1
                            AS OF SEPTEMBER 30, 2000

-----------------------------------------------------------------------------------
                                               One        Annualized     Annualized
                                    6         Year          3 Year        Inception
                                 Months 2    Return         Return        to Date 3
-----------------------------------------------------------------------------------
  PBHG Mid-Cap Value Fund         9.41%      41.61%         23.83%         33.90%
-----------------------------------------------------------------------------------



                     COMPARISON OF CHANGE IN THE VALUE OF A
                  $10,000 INVESTMENT IN THE PBHG MID-CAP VALUE
                     FUND, VERSUS THE S&P MID CAP 400 INDEX,
    S&P BARRA MID CAP VALUE INDEX AND THE LIPPER MID-CAP VALUE FUNDS AVERAGE

                              [LINE GRAPH OMITTED]

                               PLOT POINT FOLLOWS:

                                                S&P Barra             Lipper
             PBHG Mid-Cap    S&P Mid-Cap 400     Mid Cap          Mid-Cap Value
              Value Fund         Index 4       Value Index 5     Funds Average 6
4/30/97         10,000           10,000            10,000             10,000
5/31/97         10,740           10,874            10,638             10,838
6/30/97         11,410           11,180            10,926             11,276
7/31/97         12,890           12,285            11,733             12,045
8/31/97         13,240           12,271            11,811             12,097
9/30/97         14,300           12,976            12,472             12,812
10/31/97        13,760           12,411            12,100             12,398
11/30/97        13,870           12,595            12,402             12,451
12/31/97        14,148           13,083            13,147             12,694
1/31/98         14,138           12,834            12,845             12,558
2/28/98         15,443           13,896            13,795             13,489
3/31/98         16,106           14,523            14,440             14,106
4/30/98         16,422           14,787            14,533             14,271
5/31/98         15,717           14,123            13,946             13,703
6/30/98         15,896           14,211            13,842             13,603
7/31/98         15,580           13,660            13,240             12,812
8/31/98         12,769           11,119            11,072             10,570
9/30/98         13,906           12,157            11,933             11,131
10/31/98        15,358           13,243            12,874             11,887
11/30/98        16,538           13,904            13,174             12,337
12/31/98        18,087           15,584            13,761             12,917
1/31/99         18,122           14,977            13,042             12,761
2/28/99         17,023           14,193            12,419             12,165
3/31/99         17,451           14,589            12,653             12,505
4/30/99         17,764           15,740            13,878             13,568
5/31/99         18,666           15,808            14,104             13,776
6/30/99         20,042           16,656            14,542             14,297
7/31/99         20,215           16,301            14,349             14,016
8/31/99         19,487           15,742            13,805             13,471
9/30/99         19,174           15,256            13,125             13,122
10/31/99        19,313           16,033            13,388             13,318
11/30/99        20,007           16,875            13,658             13,717
12/31/99        22,017           17,878            14,080             14,536
1/31/00         20,903           17,374            13,472             13,905
2/29/00         21,622           18,590            12,978             14,157
3/31/00         24,818           20,146            14,964             15,436
4/30/00         24,639           19,443            14,827             15,161
5/31/00         25,788           19,200            15,255             15,146
6/30/00         25,698           19,482            14,566             15,224
7/31/00         25,321           19,790            15,143             15,264
8/31/00         27,943           21,999            16,226             16,375
9/30/00         27,153           21,849            16,466             16,252

1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
2 The six month return has not been annualized.
3 The PBHG Mid-Cap Value Fund commenced operations on April 30, 1997.
4 The S&P Mid Cap 400 Index is an unmanaged capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance.
5 The S&P Barra Mid Cap Value Index is an unmanaged capitalization weighted index that consists of those securities in the S&P Mid Cap 400 Index with lower price to book ratios. The index reflects the reinvestments of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions or other expenses of investing. The Index is not intended to imply the Fund's past or future performance.
6 The Lipper Mid-Cap Value Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Mid-Cap Value category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Fund's past or future performance.


SECTOR WEIGHTINGS - AT SEPTEMBER 30, 2000

[PIE CHART OMITTED]

PLOT POINT FOLLOWS:

Basic Materials            3%
Consumer Cyclical         16%
Consumer Non-Cyclical      1%
Energy                    16%
Financial                 15%
Health Care                8%
Industrial                 7%
Services                   6%
Technology                13%
Utilities                  6%
Cash                       9%


TOP TEN HOLDINGS - SEPTEMBER 30, 2000

Adelphia Communications, Cl A                     2.0%
Devon Energy                                      2.0%
Inco Limited                                      1.7%
DTE Energy                                        1.6%
Cablevision Systems, Cl A                         1.6%
XL Capital Limited, Cl A                          1.5%
Quantum - DLT & Storage                           1.5%
Parametric                                        1.4%
TRW                                               1.4%
Harrah's Entertainment                            1.4%
------------------------------------------------------
% of Total Portfolio Investments                 16.1%


                                [LOGO OMITTED] 33

            THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
-----------------------
AS OF SEPTEMBER 30, 2000 (UNAUDITED)

 PBHG MID-CAP VALUE FUND PBMCX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 91.7%
BASIC MATERIALS -- 2.9%
CHEMICALS-SPECIALTY -- 1.2%
Crompton                              124,500     $       980
Cytec Industries*                      11,600             388
                                                  -----------
                                                        1,368
--------------------------------------------------------------------------------
METAL-DIVERSIFIED -- 1.7%
Inco Limited                          124,500           2,008
                                                  -----------
                                                        2,008
                                                  -----------
TOTAL BASIC MATERIALS (COST $3,652)                     3,376
                                                  -----------
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- 16.2%
APPLIANCES -- 0.9%
Maytag                                 35,100           1,090
                                                  -----------
                                                        1,090
--------------------------------------------------------------------------------
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 2.2%
Lear*                                  21,500             442
TRW                                    40,600           1,649
Visteon                                34,100             516
                                                  -----------
                                                        2,607
--------------------------------------------------------------------------------
BROADCAST SERVICE/PROGRAMMING -- 1.0%
Clear Channel Communication*           14,300             808
Unitedglobalcom, Cl A*                 13,700             411
                                                  -----------
                                                        1,219
--------------------------------------------------------------------------------
CABLE TV -- 3.7%
Adelphia Communications, Cl A*         86,800           2,393
Cablevision Systems, Cl A*             28,100           1,863
                                                  -----------
                                                        4,256
--------------------------------------------------------------------------------
CASINO HOTELS -- 1.4%
Harrah's Entertainment*                59,700           1,642
                                                  -----------
                                                        1,642
--------------------------------------------------------------------------------
HOTELS & MOTELS -- 0.8%
Starwood Hotels & Resorts Worldwide    29,300             916
                                                  -----------
                                                          916
--------------------------------------------------------------------------------
MULTIMEDIA -- 2.1%
Gannett                                17,600             933
Scripps (E.W.), Cl A                   25,600           1,382
                                                  -----------
                                                        2,315
--------------------------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 0.4%
Intimate Brands                        24,400             456
                                                  -----------
                                                          456
--------------------------------------------------------------------------------
RETAIL-DISCOUNT -- 0.7%
Family Dollar Stores                   45,000             866
                                                  -----------
                                                          866
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
RETAIL-DRUG STORE -- 0.6%
Longs Drug Stores                      39,300     $       752
                                                  -----------
                                                          752
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 0.8%
Wendy's International                  49,700             997
                                                  -----------
                                                          997
--------------------------------------------------------------------------------
TELEVISION -- 1.0%
Pegasus Communications*                25,500           1,232
                                                  -----------
                                                        1,232
--------------------------------------------------------------------------------
TRAVEL SERVICES -- 0.6%
Sabre Holdings, Cl A*                  25,100             726
                                                  -----------
                                                          726
                                                  -----------
TOTAL CONSUMER CYCLICAL (COST $19,335)                 19,074
                                                  -----------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 1.2%
CONSUMER PRODUCTS-MISCELLANEOUS -- 1.2%
Fortune Brands                         51,600           1,367
                                                  -----------
                                                        1,367
                                                  -----------
TOTAL CONSUMER NON-CYCLICAL (COST $1,261)               1,367
                                                  -----------
--------------------------------------------------------------------------------
ENERGY -- 16.3%
OIL COMPANIES-EXPLORATION & PRODUCTION -- 7.5%
Anadarko Petroleum                     14,611             971
Devon Energy                           39,292           2,364
EOG Resources                          37,000           1,438
Forest Oil*                            59,100             957
Louis Dreyfus Natural Gas*             27,000           1,070
Ocean Energy*                          49,000             756
Triton Energy Limited, Cl A*           29,800           1,162
                                                  -----------
                                                        8,718
--------------------------------------------------------------------------------
OIL COMPANIES-INTEGRATED -- 0.7%
Unocal                                 24,800             879
                                                  -----------
                                                          879
--------------------------------------------------------------------------------
OIL FIELD MACHINERY & EQUIPMENT -- 1.1%
Cooper Cameron*                         3,200             236
Grant Prideco*                         46,100           1,011
                                                  -----------
                                                        1,247
--------------------------------------------------------------------------------
OIL-FIELD SERVICES -- 2.9%
BJ Services*                           24,300           1,485
Hanover Compressor*                    23,100             761
Tidewater                              26,800           1,219
                                                  -----------
                                                        3,465
--------------------------------------------------------------------------------
OIL & GAS DRILLING -- 2.7%
Ensco International                    20,100             769
Global Marine*                         25,600             790
Nabors Industries*                     21,300           1,116
Noble Drilling*                        10,400             523
                                                  -----------
                                                        3,198
--------------------------------------------------------------------------------

                                [LOGO OMITTED] 34

                                        THE PBHG FUNDS, INC.

                                                         STATEMENT OF NET ASSETS
                                                         -----------------------
                                            AS OF SEPTEMBER 30, 2000 (UNAUDITED)

                                                   PBHG MID-CAP VALUE FUND PBMCX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
PIPELINES -- 1.4%
Columbia Energy Group                   7,200     $       511
Kinder Morgan                          28,800           1,179
                                                  -----------
                                                        1,690
                                                  -----------
TOTAL ENERGY (COST $15,349)                            19,197
                                                  -----------
--------------------------------------------------------------------------------
FINANCIAL -- 14.8%
COMMERCIAL BANKS-EASTERN US -- 0.7%
Mercantile                             23,100             838
                                                  -----------
                                                          838
--------------------------------------------------------------------------------
COMMERCIAL BANKS-SOUTHERN US -- 0.6%
Southtrust                             23,600             742
                                                  -----------
                                                          742
--------------------------------------------------------------------------------
FINANCE-COMMERCIAL -- 0.6%
CIT Group                              42,800             749
                                                  -----------
                                                          749
--------------------------------------------------------------------------------
FINANCE-CONSUMER LOANS -- 0.6%
Household International                11,900             674
                                                  -----------
                                                          674
--------------------------------------------------------------------------------
FINANCIAL GUARANTEE INSURANCE -- 0.6%
The PMI Group                          11,200             759
                                                  -----------
                                                          759
--------------------------------------------------------------------------------
LIFE/HEALTH INSURANCE -- 3.5%
Jefferson Pilot                        11,100             753
John Hancock Financial*                52,900           1,422
Torchmark                              30,100             837
Unumprovident                          37,600           1,025
                                                  -----------
                                                        4,037
--------------------------------------------------------------------------------
MULTI-LINE INSURANCE -- 0.7%
Allmerica Financial                    12,500             799
                                                  -----------
                                                          799
--------------------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE -- 1.5%
XL Capital Limited, Cl A               24,500           1,801
                                                  -----------
                                                        1,801
--------------------------------------------------------------------------------
REITS-DIVERSIFIED -- 0.7%
Pinnacle Holdings*                     31,600             841
                                                  -----------
                                                          841
--------------------------------------------------------------------------------
S & L/THRIFTS-CENTRAL US -- 1.2%
Charter One Financial                  56,495           1,377
                                                  -----------
                                                        1,377
--------------------------------------------------------------------------------
S & L/THRIFTS-EASTERN US -- 0.5%
Dime Bancorp                           25,100             541
                                                  -----------
                                                          541
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
S & L/THRIFTS-WESTERN US -- 2.3%
Golden State Bancorp*                  57,000     $     1,347
Golden West Financial                  14,900             799
Washington Mutual                      12,500             498
                                                  -----------
                                                        2,644
--------------------------------------------------------------------------------
SUPER-REGIONAL BANKS-US -- 1.3%
Comerica                               27,000           1,578
                                                  -----------
                                                        1,578
                                                  -----------
TOTAL FINANCIAL (COST $15,810)                         17,380
                                                  -----------
--------------------------------------------------------------------------------
HEALTH CARE -- 7.7%
DISPOSABLE MEDICAL PRODUCTS -- 0.3%
Bard (C.R.)                             9,500             401
                                                  -----------
                                                          401
--------------------------------------------------------------------------------
HEALTH CARE COST CONTAINMENT -- 0.7%
McKesson HBOC                          26,800             819
                                                  -----------
                                                          819
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 1.4%
Aclara Biosciences*                     5,900             180
Incyte Genomics*                       30,000           1,234
Inhale Therapeutic Systems*             4,900             276
                                                  -----------
                                                        1,690
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 0.2%
Cephalon*                               4,300             209
                                                  -----------
                                                          209
--------------------------------------------------------------------------------
MEDICAL-GENERIC DRUGS -- 2.5%
Mylan Labs                             49,700           1,339
Watson Pharmaceutical*                 24,500           1,589
                                                  -----------
                                                        2,928
--------------------------------------------------------------------------------
MEDICAL-HMO -- 0.7%
Trigon Healthcare*                     14,600             767
                                                  -----------
                                                          767
--------------------------------------------------------------------------------
MEDICAL INSTRUMENTS -- 0.4%
Boston Scientific*                     27,200             447
                                                  -----------
                                                          447
--------------------------------------------------------------------------------
MEDICAL LASER SYSTEMS -- 0.5%
Visx*                                  20,800             560
                                                  -----------
                                                          560
--------------------------------------------------------------------------------
PHARMACY SERVICES -- 1.0%
Omnicare                               74,600           1,203
                                                  -----------
                                                        1,203
                                                  -----------
TOTAL HEALTH CARE (COST $8,067)                         9,024
                                                  -----------
--------------------------------------------------------------------------------
INDUSTRIAL -- 6.8%
AEROSPACE/DEFENSE -- 0.7%
Litton Industries*                     17,900             800
                                                  -----------
                                                          800
--------------------------------------------------------------------------------


                                [LOGO OMITTED] 35

            THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
------------------------
AS OF SEPTEMBER 30, 2000 (UNAUDITED)

 PBHG MID-CAP VALUE FUND PBMCX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
BUILDING PRODUCTS-CEMENT/AGGREGATE-- 0.8%
Martin Marietta Materials              24,800     $       950
                                                  -----------
                                                          950
--------------------------------------------------------------------------------
CIRCUIT BOARDS -- 0.5%
Jabil Circuit*                         11,000             624
                                                  -----------
                                                          624
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 2.7%
Eaton                                  14,700             906
ITT Industries                         45,500           1,476
Textron                                16,500             761
                                                  -----------
                                                        3,143
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS -- 0.6%
Vishay Intertechnology*                21,500             661
                                                  -----------
                                                          661
--------------------------------------------------------------------------------
ELECTRONIC MEASURING INSTRUMENTS -- 0.7%
Tektronix                              11,200             860
                                                  ------------
                                                          860
--------------------------------------------------------------------------------
IDENTIFICATION SYSTEM/DEVICES -- 0.8%
Symbol Technologies                    27,000             970
                                                  -----------
                                                          970
                                                  -----------
TOTAL INDUSTRIAL (COST $8,098)                          8,008
                                                  -----------
--------------------------------------------------------------------------------
SERVICES -- 5.7%
COMMERCIAL SERVICES -- 1.2%
Quintiles Transnational*               85,900           1,369
                                                  -----------
                                                        1,369
--------------------------------------------------------------------------------
COMMERCIAL SERVICES-FINANCE -- 3.0%
Block (H&R)                            40,700           1,508
Concord EFS*                           39,900           1,417
Equifax                                21,400             577
                                                  -----------
                                                        3,502
--------------------------------------------------------------------------------
COMPUTER SERVICES -- 0.5%
Unisys*                                54,800             617
                                                  -----------
                                                          617
--------------------------------------------------------------------------------
CONSULTING SERVICES -- 1.0%
Comdisco                               64,000           1,220
                                                  -----------
                                                        1,220
                                                  -----------
TOTAL SERVICES (COST $6,422)                            6,708
                                                  -----------
--------------------------------------------------------------------------------
TECHNOLOGY -- 13.8%
APPLICATIONS SOFTWARE -- 3.0%
Citrix Systems*                        16,400             329
Intuit*                                26,300           1,499
Parametric*                           154,400           1,689
                                                  -----------
                                                        3,517
--------------------------------------------------------------------------------

                                                       Market
Description                            Shares        Value (000)
--------------------------------------------------------------------------------
COMPUTERS -- 0.1%
Micron Electronics*                    15,100     $       136
                                                  -----------
                                                          136
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 2.0%
Quantum-DLT & Storage*                118,800           1,789
Sandisk*                                8,800             587
                                                  -----------
                                                        2,376
--------------------------------------------------------------------------------
DECISION SUPPORT SOFTWARE -- 1.2%
Wind River Systems*                    30,300           1,453
                                                  -----------
                                                        1,453
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 1.0%
Advanced Micro Devices*                47,400           1,120
                                                  -----------
                                                        1,120
--------------------------------------------------------------------------------
NETWORK SOFTWARE -- 1.1%
Networks Associates*                   54,900           1,242
                                                  -----------
                                                        1,242
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 0.2%
Cabletron Systems*                      9,900             291
                                                  -----------
                                                          291
--------------------------------------------------------------------------------
OFFICE AUTOMATION & EQUIPMENT -- 1.0%
Pitney Bowes                           28,500           1,124
                                                  -----------
                                                        1,124
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 1.3%
Atmel*                                 62,000             942
Cypress Semiconductor*                 13,500             561
                                                  -----------
                                                        1,503
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 1.1%
Harris                                 47,100           1,339
                                                  -----------
                                                        1,339
--------------------------------------------------------------------------------
TELECOMMUNICATIONS SERVICES -- 1.4%
Broadwing                              38,900             994
RCN*                                   29,600             614
                                                  -----------
                                                        1,608
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 0.4%
Western Multiplex*                     29,800             479
                                                  -----------
                                                          479
                                                  -----------
TOTAL TECHNOLOGY (COST $16,040)                        16,188
                                                  -----------
--------------------------------------------------------------------------------
TRANSPORTATION -- 0.3%
TRANSPORTATION-TRUCK -- 0.3%
Swift Transportation*                  25,400             332
                                                  -----------
                                                          332
                                                  -----------
TOTAL TRANSPORTATION (COST $422)                          332
                                                  -----------
--------------------------------------------------------------------------------


                                [LOGO OMITTED] 36

                                        THE PBHG FUNDS, INC.

                                                         STATEMENT OF NET ASSETS
                                                         -----------------------
                                            AS OF SEPTEMBER 30, 2000 (UNAUDITED)

                                                   PBHG MID-CAP VALUE FUND PBMCX


                                    Shares/Face        Market
Description                        Amount (000)      Value (000)
--------------------------------------------------------------------------------
UTILITIES -- 6.0%
ELECTRIC-INTEGRATED -- 5.4%
Allete                                 48,200     $     1,067
CMS Energy                             12,600             339
Conectiv                               41,300             738
Constellation Energy Group             31,900           1,587
DQE                                    20,600             827
DTE Energy                             49,300           1,886
                                                  -----------
                                                        6,444
--------------------------------------------------------------------------------
GAS-DISTRIBUTION -- 0.6%
UGI                                    27,600             669
                                                  -----------
                                                          669
--------------------------------------------------------------------------------
TOTAL UTILITIES (COST $5,911)                           7,113
                                                  -----------
TOTAL COMMON STOCK (COST $100,367)                    107,767
                                                  -----------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 8.8%
Morgan Stanley
   6.58%, dated 09/29/00, matures 10/02/00,
   repurchase price $10,405,708
   (collateralized by U.S. Government
   Agency Instruments: total market
   value $10,663,748) (A)             $10,400          10,400
                                                  -----------
TOTAL REPURCHASE AGREEMENT (COST $10,400)              10,400
                                                  -----------
TOTAL INVESTMENTS -- 100.5% (COST $110,767)           118,167
                                                  -----------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.5)%
TOTAL OTHER ASSETS AND LIABILITIES, NET                  (600)
                                                  -----------
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class (authorized 200
   million shares -- $0.001 par value)
   based on 7,775,724 outstanding shares
   of common stock                                    108,325
Undistributed net investment income                       163
Accumulated net realized gain on investments            1,679
Net unrealized appreciation on investments              7,400
                                                  -----------
TOTAL NET ASSETS -- 100.0%                        $   117,567
                                                  ===========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                     $15.12
                                                       ======

* Non-Income Producing Security
(A) -- Tri-Party Repurchase Agreement
Cl --  Class


The accompanying notes are an integral part of the financial statements.

                                [LOGO OMITTED] 37

            THE PBHG FUNDS, INC.

PBHG SMALL CAP VALUE FUND (UNAUDITED)


PBHG SMALL CAP VALUE FUND PBSVX


    INVESTMENT FOCUS
          STYLE

Value    Blend    Growth
------------------------
                         Large
------------------------
                         Medium       MARKET CAPITALIZATION
------------------------
  X                      Small
------------------------




                          AVERAGE ANNUAL TOTAL RETURN 1
                            AS OF SEPTEMBER 30, 2000

-----------------------------------------------------------------------------------
                                                   One      Annualized   Annualized
                                      6           Year        3 Year      Inception
                                   Months 2      Return       Return      to Date 3
-----------------------------------------------------------------------------------
  PBHG Small Cap Value Fund        10.51%        54.40%       17.10%       28.14%
-----------------------------------------------------------------------------------




                     COMPARISON OF CHANGE IN THE VALUE OF A
                    $10,000 INVESTMENT IN THE PBHG SMALL CAP
                   VALUE FUND, VERSUS THE RUSSELL 2000 INDEX,
      RUSSELL 2000 VALUE INDEX AND THE LIPPER SMALL-CAP VALUE FUNDS AVERAGE

                              [LINE GRAPH OMITTED]

                               PLOT POINT FOLLOWS:

                                                                Lipper Small-Cap
           PBHG Small Cap         Russell       Russell 2000       Value Funds
            Value Fund          2000 Index 4    Value Index 5       Average 6
4/30/97       10,000              10,000           10,000              10,000
5/31/97       10,880              11,113           10,796              10,929
6/30/97       11,800              11,589           11,342              11,521
7/31/97       13,070              12,128           11,819              12,175
8/31/97       13,370              12,405           12,006              12,477
9/30/97       14,550              13,313           12,805              13,322
10/31/97      14,210              12,729           12,456              12,943
11/30/97      14,200              12,646           12,593              12,857
12/31/97      14,539              12,868           13,020              12,992
1/31/98       14,518              12,665           12,785              12,777
2/28/98       15,615              13,601           13,558              13,615
3/31/98       16,227              14,162           14,107              14,215
4/30/98       16,438              14,240           14,177              14,363
5/31/98       15,520              13,473           13,675              13,784
6/30/98       15,098              13,501           13,598              13,521
7/31/98       14,402              12,409           12,533              12,573
8/31/98       11,490               9,999           10,570              10,378
9/30/98       11,838              10,782           11,167              10,728
10/31/98      12,872              11,221           11,499              11,153
11/30/98      13,811              11,809           11,810              11,652
12/31/98      14,703              12,540           12,180              12,051
1/31/99       14,410              12,707           11,904              11,837
2/28/99       13,237              11,678           11,091              11,032
3/31/99       12,831              11,860           11,000              10,871
4/30/99       13,429              12,923           12,004              11,861
5/31/99       14,004              13,111           12,373              12,273
6/30/99       14,962              13,704           12,821              12,844
7/31/99       15,255              13,328           12,516              12,721
8/31/99       15,131              12,835           12,059              12,214
9/30/99       15,131              12,838           11,818              11,946
10/31/99      14,771              12,890           11,581              11,716
11/30/99      15,605              13,659           11,641              12,115
12/31/99      17,443              15,205           11,999              12,676
1/31/00       17,217              14,961           11,685              12,265
2/29/00       19,845              17,432           12,399              12,697
3/31/00       21,141              16,283           12,458              13,343
4/30/00       20,149              15,303           12,531              13,270
5/31/00       20,431              14,411           12,340              13,101
6/30/00       22,348              15,667           12,701              13,523
7/31/00       21,649              15,163           13,124              13,604
8/31/00       23,734              16,320           13,711              14,532
9/30/00       23,362              15,840           13,633              14,405

1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
2 The six month return has not been annualized.
3 The PBHG Small Cap Value Fund commenced operations on April 30, 1997.
4 The Russell 2000 Index is an unmanaged index comprised of the 2,000 smallest securities in the Russell 3000 Index. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance.
5 The Russell 2000 Value Index is an unmanaged index that measures the performance of those securities in the Russell 2000 Index with lower price to book ratios and lower forecasted growth values. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions or other expenses of investing. The Index is not intended to imply the Fund's past or future performance.
6 The Lipper Small-Cap Value Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Small-Cap Value category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Fund's past or future performance.


SECTOR WEIGHTINGS - AT SEPTEMBER 30, 2000

[PIE CHART OMITTED]

PLOT POINT FOLLOWS:

Basic Materials            3%
Consumer Cyclical         13%
Energy                    12%
Financial                 14%
Health Care               14%
Industrial                10%
Services                   3%
Technology                16%
Transportation             3%
Utilities                  3%
Cash                       9%

% of Total Portfolio Investments



TOP TEN HOLDINGS - SEPTEMBER 30, 2000

North American Scientific                         2.0%
Harman International                              2.0%
CTS                                               1.8%
S3                                                1.7%
Teledyne Technologies                             1.6%
Fair Issac & Company                              1.6%
Hooper Holmes                                     1.5%
Acneilson                                         1.5%
Telecom Semiconductor                             1.5%
Excelon                                           1.4%
------------------------------------------------------
% of Total Portfolio Investments                 16.6%


                                [LOGO OMITTED] 38

                                        THE PBHG FUNDS, INC.

                                                         STATEMENT OF NET ASSETS
                                                         -----------------------
                                            AS OF SEPTEMBER 30, 2000 (UNAUDITED)

                                                 PBHG SMALL CAP VALUE FUND PBSVX

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 90.5%
BASIC MATERIALS -- 2.7%
CHEMICALS-DIVERSIFIED -- 0.4%
Solutia                                65,300     $       743
                                                  -----------
                                                          743
--------------------------------------------------------------------------------
CHEMICALS-PLASTICS -- 0.4%
Polyone*                              102,800             752
                                                  -----------
                                                          752
--------------------------------------------------------------------------------
CHEMICALS-SPECIALTY -- 1.9%
Crompton                              233,700           1,841
Cytec*                                 58,000           1,939
W.R. Grace*                            43,100             296
                                                  -----------
                                                        4,076
--------------------------------------------------------------------------------
OTHER-NON-FERROUS -- 0.0%
USEC                                   10,200              43
                                                  -----------
                                                           43
                                                  -----------
TOTAL BASIC MATERIALS (COST $6,227)                     5,614
                                                  -----------
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- 12.7%
AUDIO/VIDEO PRODUCTS -- 2.0%
Harman International                  105,400           4,121
                                                  -----------
                                                        4,121
--------------------------------------------------------------------------------
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.9%
Delco Remy International*             117,500             896
Visteon                                60,000             908
                                                  -----------
                                                        1,804
--------------------------------------------------------------------------------
BUILDING-RESIDENTIAL/COMMERCIAL -- 0.3%
Centex                                 19,500             626
                                                  -----------
                                                          626
--------------------------------------------------------------------------------
CABLE TV -- 0.5%
Insight Communications*                61,400             975
                                                  -----------
                                                          975
--------------------------------------------------------------------------------
CASINO HOTELS -- 0.9%
Harrah's Entertainment*                72,500           1,994
                                                  -----------
                                                        1,994
--------------------------------------------------------------------------------
CASINO SERVICES -- 0.3%
International Game Technology          18,400             619
                                                  -----------
                                                          619
--------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE -- 1.1%
Bell Microproducts*                    71,900           2,247
                                                  -----------
                                                        2,247
--------------------------------------------------------------------------------
HOME FURNISHINGS -- 0.8%
Furniture Brands International*       104,000           1,729
                                                  -----------
                                                        1,729
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
PUBLISHING-NEWSPAPERS -- 0.9%
Journal Register*                      27,200     $       452
Pulitzer                               34,900           1,499
                                                  -----------
                                                        1,951
--------------------------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 0.9%
Ann Taylor Stores*                     44,000           1,691
Children's Place Stores*               11,200             288
                                                  -----------
                                                        1,979
--------------------------------------------------------------------------------
RETAIL-COMPUTER EQUIPMENT -- 0.3%
Electronics Boutique Holdings*         25,500             548
                                                  -----------
                                                          548
--------------------------------------------------------------------------------
RETAIL-CONSUMER ELECTRONICS -- 1.5%
Tweeter Home Entertainment Group*      14,000             508
Ultimate Electronics*                  66,700           2,743
                                                  -----------
                                                        3,251
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 1.6%
Papa John's International*             64,100           1,607
Wendy's International                  88,300           1,772
                                                  -----------
                                                        3,379
--------------------------------------------------------------------------------
TELEVISION -- 0.7%
Pegasus Communications*                29,600           1,430
                                                  -----------
                                                        1,430
                                                  -----------
TOTAL CONSUMER CYCLICAL (COST $22,766)                 26,653
                                                  -----------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 0.3%
CONSUMER PRODUCTS-MISCELLANEOUS -- 0.3%
Playtex Products*                      54,100             639
                                                  -----------
                                                          639
                                                  -----------
TOTAL CONSUMER NON-CYCLICAL (COST $618)                   639
                                                  ------------
--------------------------------------------------------------------------------
ENERGY -- 12.3%
OIL COMPANIES-EXPLORATION & PRODUCTION -- 6.7%
Barrett Resources*                     34,600           1,308
Comstock Resources*                    50,300             572
Devon Energy                           10,548             634
EOG Resources                          14,500             564
Forest Oil*                           115,800           1,875
Louis Dreyfus Natural Gas*             62,300           2,469
Newfield Exploration*                  15,500             724
Noble Affiliates                       57,400           2,131
Ocean Energy*                          88,900           1,372
Unit*                                  68,900           1,016
Vintage Petroleum                      70,300           1,599
                                                  -----------
                                                       14,264
--------------------------------------------------------------------------------
OIL-FIELD SERVICES -- 1.4%
Friede Goldman Halter*                222,900           1,574
Hanover Compressor*                    41,000           1,350
                                                  -----------
                                                        2,924
--------------------------------------------------------------------------------

                                [LOGO OMITTED] 39

            THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2000 (UNAUDITED)

 PBHG SMALL CAP VALUE FUND PBSVX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
OIL REFINING & MARKETING -- 1.3%
Tesoro Petroleum*                     145,600     $     1,447
Valero Energy                          34,800           1,225
                                                  -----------
                                                        2,672
--------------------------------------------------------------------------------
OIL & GAS DRILLING -- 2.1%
Atwood Oceanic*                        35,400           1,476
Key Energy Services*                  103,900           1,020
Patterson Energy*                      16,200             557
Precision Drilling*                     3,600             128
Pride International*                   43,200           1,145
                                                  -----------
                                                        4,326
--------------------------------------------------------------------------------
PIPELINES -- 0.8%
Kinder Morgan                          39,900           1,633
                                                  -----------
                                                        1,633
                                                  -----------
TOTAL ENERGY (COST $20,831)                            25,819
                                                  -----------
--------------------------------------------------------------------------------
FINANCIAL -- 14.2%
COMMERCIAL BANKS-EASTERN US -- 0.7%
Banknorth Group                        20,800             372
Commercial Bank of New York             8,400             113
Mercantile                             25,700             933
                                                  -----------
                                                        1,418
--------------------------------------------------------------------------------
COMMERCIAL BANKS-WESTERN US -- 1.9%
Bancwest                              132,400           2,574
City National                          39,000           1,506
                                                  -----------
                                                        4,080
--------------------------------------------------------------------------------
FINANCE-INVESTMENT BANKER/BROKEr -- 0.3%
Morgan Keegan                          36,100             632
                                                  -----------
                                                          632
--------------------------------------------------------------------------------
FINANCE-MORTGAGE LOAN/BANKER -- 0.2%
Doral Financial                        28,600             463
                                                  -----------
                                                          463
--------------------------------------------------------------------------------
INTERNET BROKER -- 0.3%
WIT Soundview Group*                   73,100             658
                                                  -----------
                                                          658
--------------------------------------------------------------------------------
INVESTMENT MANAGEMENT/ADVISORY SERVICES -- 1.5%
Affiliated Managers Group*             46,200           2,631
Waddell & Reed Financial, Cl A         21,000             651
                                                  -----------
                                                        3,282
--------------------------------------------------------------------------------
LIFE/HEALTH INSURANCE -- 1.8%
Liberty Financial                      36,100             848
Mony Group                             48,400           1,930
Torchmark                              34,300             954
                                                  -----------
                                                        3,732
--------------------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE -- 1.4%
Fidelity National Financial            69,400           1,718
First American Financial               31,100             649
Trenwick Group                         25,700             488
                                                  -----------
                                                        2,855
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT/SERVICES -- 0.3%
Trammell Crow*                         43,500     $       653
                                                  -----------
                                                          653
--------------------------------------------------------------------------------
REINSURANCE -- 0.6%
Annuity & Life                         55,100           1,329
                                                  -----------
                                                        1,329
--------------------------------------------------------------------------------
REITS-OFFICE PROPERTY -- 0.4%
Mack Cali Realty                       29,300             826
                                                  -----------
                                                          826
--------------------------------------------------------------------------------
REITS-SHOPPING CENTERS -- 0.5%
JP Realty                              56,200           1,015
                                                  -----------
                                                        1,015
--------------------------------------------------------------------------------
S&L/THRIFTS-CENTRAL US -- 1.1%
Bank United, Cl A                      20,800           1,054
Commercial Federal                     34,900             667
First Federal Bancshares*              45,400             582
                                                  -----------
                                                        2,303
--------------------------------------------------------------------------------
S&L/THRIFTS-EASTERN US -- 2.0%
Berkshire Hills Bancorp*              120,300           1,729
Dime Bancorp                          111,400           2,402
                                                  -----------
                                                        4,131
--------------------------------------------------------------------------------
S&L/THRIFTS-WESTERN US -- 1.2%
Golden State Bancorp*                  93,400           2,206
Washington Federal                     16,300             371
                                                  -----------
                                                        2,577
                                                  -----------
TOTAL FINANCIAL (COST $26,208)                         29,954
                                                  -----------
--------------------------------------------------------------------------------
HEALTH CARE -- 13.8%
DISPOSABLE MEDICAL PRODUCTS -- 0.4%
Bard (C.R.)                            18,900             799
                                                  -----------
                                                          799
--------------------------------------------------------------------------------
HEALTH CARE COST CONTAINMENT -- 1.4%
Hooper Holmes                         341,800           3,251
                                                  -----------
                                                        3,251
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 1.0%
Aclara Biosciences*                    10,700             325
Arena Pharmaceuticals*                 12,300             529
Cell Genesys*                          21,500             645
Inhale Therapeutic Systems*             9,400             530
                                                  -----------
                                                        2,029
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 2.5%
Cephalon*                              19,400             941
Dura Pharmaceuticals*                  60,700           2,147
Galen Holdings ADR*                    11,688             532
Medicis Pharmaceuticals, Cl A*         10,800             664
Pain Therapeutics*                     20,500             406
Pharmacopeia*                          20,700             528
                                                  -----------
                                                        5,218
--------------------------------------------------------------------------------


                                [LOGO OMITTED] 40

                                         THE PBHG FUNDS, INC.

                                                         STATEMENT OF NET ASSETS
                                                         -----------------------
                                            AS OF SEPTEMBER 30, 2000 (UNAUDITED)


                                                 PBHG SMALL CAP VALUE FUND PBSVX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
MEDICAL-GENERIC DRUGS -- 0.4%
Alpharma                               13,200     $       807
                                                  -----------
                                                          807
--------------------------------------------------------------------------------
MEDICAL-HMO -- 0.7%
Trigon Healthcare*                     26,700           1,403
                                                  -----------
                                                        1,403
--------------------------------------------------------------------------------
MEDICAL-HOSPITALS -- 0.1%
Triad Hospitals*                        9,500             279
                                                  -----------
                                                          279
--------------------------------------------------------------------------------
MEDICAL-NURSING HOMES -- 0.7%
Beverly Enterprises*                  258,800           1,537
                                                  -----------
                                                        1,537
--------------------------------------------------------------------------------
MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.3%
Lincare Holdings*                      23,000             660
                                                  -----------
                                                          660
--------------------------------------------------------------------------------
MEDICAL LABS & TESTING SERVICES -- 0.2%
Covance*                               41,900             343
                                                  -----------
                                                          343
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 3.4%
Haemonetics*                          103,500           2,639
North American Scientific*            132,200           4,197
Vital Signs                             9,000             239
                                                  -----------
                                                        7,075
--------------------------------------------------------------------------------
OPTICAL SUPPLIES -- 0.4%
Staar Surgical*                        52,000             900
                                                  -----------
                                                          900
--------------------------------------------------------------------------------
PHARMACY SERVICES -- 1.1%
Omnicare                              144,300           2,327
                                                  -----------
                                                        2,327
--------------------------------------------------------------------------------
THERAPEUTICS -- 1.2%
Inspire Pharmaceuticals*               43,400           1,302
Tularik*                               23,200             765
United Therapeutics*                    4,200             367
                                                  -----------
                                                        2,434
                                                  -----------
TOTAL HEALTH CARE (COST $23,506)                       29,062
                                                  -----------
--------------------------------------------------------------------------------
INDUSTRIAL -- 9.6%
AEROSPACE/DEFENSE -- 1.6%
Teledyne Technologies*                115,100           3,352
                                                  -----------
                                                        3,352
--------------------------------------------------------------------------------
BUILDING PRODUCTS-CEMENT/AGGREGATE -- 0.3%
Texas Industries                       20,900             666
                                                  -----------
                                                          666
--------------------------------------------------------------------------------
CERAMIC PRODUCTS -- 0.9%
Coorstek*                              52,200           1,997
                                                  -----------
                                                        1,997
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
CIRCUIT BOARDS -- 1.0%
Manufacturers Services*               151,200     $     1,796
SMTC*                                  11,200             241
                                                  -----------
                                                        2,037
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 0.9%
ITT Industries                         56,500           1,833
                                                  -----------
                                                        1,833
--------------------------------------------------------------------------------
ElECTRONIC COMPONENTS-MISCELLANEOUS -- 3.2%
Act Manufacturing*                      9,100             480
CTS                                    76,100           3,853
Kent Electronics*                      98,600           2,354
                                                  -----------
                                                        6,687
--------------------------------------------------------------------------------
ELECTRONIC MEASURING INSTRUMENTS -- 0.2%
Trimble Navigation Limited*            23,300             521
                                                  -----------
                                                          521
--------------------------------------------------------------------------------
HAZARDOUS WASTE DISPOSAL -- 0.3%
Stericycle*                            22,000             539
                                                  -----------
                                                          539
--------------------------------------------------------------------------------
METAL PROCESSORS & FABRICATORS -- 0.3%
Wolverine Tube*                        45,500             677
                                                  -----------
                                                          677
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING -- 0.7%
Aptargroup*                            58,200           1,393
                                                  -----------
                                                        1,393
--------------------------------------------------------------------------------
NON-HAZARDOUS WASTE DISPOSAL -- 0.1%
Waste Connections*                      5,100             131
                                                  -----------
                                                          131
--------------------------------------------------------------------------------
POWER CONVERSION/SUPPLY EQUIPMENT -- 0.1%
Applied Science & Technology*          21,200             313
                                                  -----------
                                                          313
                                                  -----------
TOTAL INDUSTRIAL (COST $19,491)                        20,146
                                                  -----------
--------------------------------------------------------------------------------
SERVICES-- 2.8%
COMMERCIAL SERVICES -- 1.5%
Acnielson*                            134,700           3,207
                                                  -----------
                                                        3,207
--------------------------------------------------------------------------------
COMPUTER SERVICES -- 0.5%
Tanning Technology*                    74,400           1,022
                                                  -----------
                                                        1,022
--------------------------------------------------------------------------------
CONSULTING SERVICES -- 0.4%
Comdisco                               40,700             776
                                                  -----------
                                                          776
--------------------------------------------------------------------------------
RESEARCH & DEVELOPMENT -- 0.4%
Pharmaceutical Product Development*    35,200             935
                                                  -----------
                                                          935
                                                  -----------
TOTAL SERVICES (COST $6,523)                            5,940
                                                  -----------
--------------------------------------------------------------------------------


                                [LOGO OMITTED] 41

            THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
-----------------------
AS OF SEPTEMBER 30, 2000 (UNAUDITED)

PBHG SMALL CAP VALUE FUND PBSVX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
TECHNOLOGY -- 16.5%
APPLICATIONS SOFTWARE -- 0.6%
Parametric Technology*                 76,800     $       840
Sonic Foundry*                         43,300             384
                                                  -----------
                                                        1,224
--------------------------------------------------------------------------------
CELLULAR TELECOMMUNICATIONS -- 0.1%
Alamosa PCS Holdings*                  11,600             188
                                                  -----------
                                                          188
--------------------------------------------------------------------------------
COMMUNICATIONS SOFTWARE -- 0.3%
Avid Technology*                       44,700             626
                                                  -----------
                                                          626
--------------------------------------------------------------------------------
COMPUTER DATA SECURITY -- 0.7%
Axent Technologies*                    73,000           1,574
                                                  -----------
                                                        1,574
--------------------------------------------------------------------------------
COMPUTERS -- 0.1%
Micron Electronics*                    30,200             272
                                                  -----------
                                                          272
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 0.6%
Sandisk*                                7,000             467
Simple Technology*                     41,700             404
Storage Technology*                    30,000             407
                                                  -----------
                                                        1,278
--------------------------------------------------------------------------------
COMPUTERS-PERIPHERAL EQUIPMENT -- 2.3%
Avocent*                               15,136             834
Mobility Electronics*                  39,800             363
S3*                                   348,400           3,593
                                                  -----------
                                                        4,790
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 3.2%
Acxiom*                                14,300             454
Excelon*                              239,100           2,959
Fair Isaac & Company                   77,500           3,308
                                                  -----------
                                                        6,721
--------------------------------------------------------------------------------
DECISION SUPPORT SOFTWARE -- 0.1%
Accrue Software*                       24,500             292
                                                  -----------
                                                          292
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.9%
Hi / Fn*                               19,400           1,322
Zoran*                                 11,000             536
                                                  -----------
                                                        1,858
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 0.4%
Hyperion Solutions*                    32,400             838
                                                  -----------
                                                          838
--------------------------------------------------------------------------------
INTERNET SOFTWARE -- 0.2%
Ravisent Technologies*                117,700             331
                                                  -----------
                                                          331
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 0.9%
Adaptec*                               43,500     $       870
MMC Networks*                           8,000           1,012
                                                  -----------
                                                        1,882
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 1.5%
Telcom Semiconductor*                 210,900           3,137
                                                  -----------
                                                        3,137
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 0.5%
Genus*                                 59,900             228
Photronics*                            37,400             816
                                                  -----------
                                                        1,044
--------------------------------------------------------------------------------
SOFTWARE TOOLS -- 0.5%
Cysive*                               146,500             980
                                                  -----------
                                                          980
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 0.8%
Commscope*                             50,000           1,225
MCK Communications*                    23,700             536
                                                  -----------
                                                        1,761
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT-FIBER OPTICS -- 0.1%
Exfo Electro-Optical Engineering*       6,800             296
                                                  -----------
                                                          296
--------------------------------------------------------------------------------
TELECOMMUNICATIONS SERVICES -- 1.9%
Adelphia Business Solutions*           38,900             460
Latitude Communications*               75,700             587
RCN*                                   52,400           1,087
Savvis Communications*                208,400           1,876
                                                  -----------
                                                        4,010
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 0.8%
Carrier Access*                        27,300             541
Glenayre Technologies*                 29,400             320
Western Multiplex*                     49,600             797
                                                  -----------
                                                        1,658
                                                  -----------
TOTAL TECHNOLOGY (COST $35,710)                        34,760
                                                  -----------
--------------------------------------------------------------------------------
TRANSPORTATION -- 2.9%
AIRLINES -- 0.3%
Midway Airlines*                      130,350             692
                                                  -----------
                                                          692
--------------------------------------------------------------------------------
TRANSPORTATION-AIR FREIGHT -- 0.6%
EGL*                                   43,100           1,304
                                                  -----------
                                                        1,304
--------------------------------------------------------------------------------

                                [LOGO OMITTED] 42

                                        THE PBHG FUNDS, INC.

                                                         STATEMENT OF NET ASSETS
                                                         -----------------------
                                            AS OF SEPTEMBER 30, 2000 (UNAUDITED)

                                                 PBHG SMALL CAP VALUE FUND PBSVX


                                     Shares/Face       Market
Description                         Amount (000)     Value (000)
--------------------------------------------------------------------------------
TRANSPORTATION-TRUCK -- 2.0%
American Freightways*                  12,500     $       198
Covenant Transportation*               80,100             746
Hunt (J.B.) Transportation Services    52,700             672
Landstar Systems*                      17,600             785
Swift Transportation*                  45,300             592
US Xpress Enterprises*                 89,500             565
Usfreightways                          26,100             592
                                                  -----------
                                                        4,150
                                                  -----------
TOTAL TRANSPORTATION (COST $7,416)                      6,146
                                                  -----------
--------------------------------------------------------------------------------
UTILITIES -- 2.7%
ELECTRIC-INTEGRATED -- 1.7%
CMS Energy                             27,400             738
Idacorp                                18,700             865
Western Resources                      90,700           1,961
                                                  -----------
                                                        3,564
--------------------------------------------------------------------------------
GAS-DISTRIBUTION -- 1.0%
Atmos Energy                           29,900             617
Semco Energy                           28,800             443
UGI                                    46,800           1,135
                                                  -----------
                                                        2,195
                                                  -----------
TOTAL UTILITIES (COST $5,079)                           5,759
                                                  -----------
TOTAL COMMON STOCK ($174,375)                         190,492
                                                  -----------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 9.6%
Morgan Stanley
   6.58%, dated 09/29/00, matures 10/02/00,
   repurchase price $20,105,278 (collateralized
   by U.S. Government Agency Instruments:
   total market value $20,610,050) (A)  $20,094        20,094
                                                  -----------
TOTAL REPURCHASE AGREEMENT (COST $20,094)              20,094
                                                  -----------
TOTAL INVESTMENTS-- 100.1% (COST $194,469)            210,586
                                                  -----------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.1)%
TOTAL OTHER ASSETS AND LIABILITIES, NET                  (126)
                                                  -----------
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class (authorized 200
   million shares -- $0.001 par value)
   based on 10,159,372 outstanding shares
   of common stock                                $   184,868
Accumulated net investment loss                           (98)
Accumulated net realized gain on investments            9,573
Net unrealized appreciation on investments             16,117
                                                  -----------
TOTAL NET ASSETS -- 100.0%                        $   210,460
                                                  ===========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                     $20.72
                                                       ======

* Non-Income Producing Security
(A) -- Tri-Party Repurchase Agreement
ADR -- American Depository Receipt
Cl --  Class


The accompanying notes are an integral part of the financial statements.


                                [LOGO OMITTED] 43

            THE PBHG FUNDS, INC.

PBHG FOCUSED VALUE FUND (UNAUDITED)


 PBHG FOCUSED VALUE FUND PBFVX


    INVESTMENT FOCUS
          STYLE

Value    Blend    Growth
------------------------
  X                      Large
------------------------
                         Medium       MARKET CAPITALIZATION
------------------------
                         Small
------------------------




                          AVERAGE ANNUAL TOTAL RETURN 1
                            AS OF SEPTEMBER 30, 2000

----------------------------------------------------------------------------------
                                                            One         Annualized
                                              6            Year          Inception
                                           Months 2      Return         to Date 3
----------------------------------------------------------------------------------
  PBHG Focused Value Fund                 (2.59)%          60.48%         46.60%
----------------------------------------------------------------------------------



            COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT
                   IN THE PBHG FOCUSED VALUE FUND, VERSUS THE
            S&P 500 INDEX AND THE LIPPER MULTI-CAP CORE FUNDS AVERAGE

                              [LINE GRAPH OMITTED]

                               PLOT POINT FOLLOWS:

                                                                      Lipper
                    PBHG Focused                                  Multi-Cap Core
                     Value Fund             S&P 500 Index4        Funds Average5
2/28/99                10,000                  10,000                  10,000
3/31/99                10,205                  10,400                  10,333
4/30/99                10,127                  10,803                  10,795
5/31/99                10,517                  10,548                  10,662
6/30/99                11,395                  11,133                  11,225
7/31/99                11,620                  10,786                  10,966
8/31/99                11,639                  10,732                  10,771
9/30/99                11,717                  10,438                  10,525
10/31/99               12,068                  11,098                  11,026
11/30/99               12,976                  11,324                  11,421
12/31/99               14,903                  11,991                  12,286
1/31/00                16,176                  11,388                  11,854
2/29/00                16,854                  11,173                  12,193
3/31/00                19,304                  12,266                  13,029
4/30/00                17,500                  11,897                  12,581
5/31/00                17,636                  11,653                  12,253
6/30/00                17,949                  11,940                  12,665
7/31/00                17,584                  11,753                  12,464
8/31/00                18,783                  12,483                  13,408
9/30/00                18,804                  11,824                  12,856

1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
2 The six month return has not been annualized.
3 The PBHG Focused Value Fund commenced operations on February 12, 1999.
4 The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Index is unmanaged and reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance.
5 The Multi-Cap Core Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Multi-Cap Core category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Fund's past or future performance.


SECTOR WEIGHTINGS - AT SEPTEMBER 30, 2000

[PIE CHART OMITTED]

PLOT POINT FOLLOWS:

Basic Materials            5%
Consumer Cyclical         13%
Consumer Non-Cyclical      3%
Energy                     5%
Financial                 19%
Health Care               11%
Services                   8%
Technology                22%
Utilities                  3%
Cash                      11%

% of Total Portfolio Investments



TOP TEN HOLDINGS - SEPTEMBER 30, 2000

Comcast Special, Cl A                             5.0%
Bristol-Myers Squibb                              5.0%
Palm                                              5.0%
Federal Home Loan Mortgage                        4.8%
Fleet Boston Financial                            4.2%
Compaq Computers                                  3.8%
John Hancock Financial                            3.7%
Microsoft                                         3.7%
Quintiles Transnational                           3.5%
Comdisco                                          3.4%
------------------------------------------------------
% of Total Portfolio Investments                 42.1%


                                [LOGO OMITTED] 44

                                        THE PBHG FUNDS, INC.

                                                         STATEMENT OF NET ASSETS
                                                         -----------------------
                                            AS OF SEPTEMBER 30, 2000 (UNAUDITED)

                                                   PBHG FOCUSED VALUE FUND PBFVX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 94.2%
BASIC MATERIALS -- 5.4%
CHEMICALS-DIVERSIFIED -- 3.4%
Dow Chemical                           60,000     $     1,496
                                                  -----------
                                                        1,496
--------------------------------------------------------------------------------
PAPER & RELATED PRODUCTS -- 2.0%
International Paper                    30,000             861
                                                  -----------
                                                          861
                                                  -----------
TOTAL BASIC MATERIALS (COST $2,325)                     2,357
                                                  -----------
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- 13.3%
APPLIANCES -- 1.9%
Maytag                                 26,100             811
                                                  -----------
                                                          811
--------------------------------------------------------------------------------
BROADCAST SERVICE/PROGRAM -- 2.6%
AT&T-Liberty Media, Cl A*              41,800             752
Unitedglobalcom, Cl A*                 12,300             369
                                                  -----------
                                                        1,121
--------------------------------------------------------------------------------
CABLE TV -- 5.3%
Comcast Special, Cl A*                 56,200           2,301
                                                  ------------
                                                        2,301
--------------------------------------------------------------------------------
MULTIMEDIA -- 3.5%
Gannett                                28,400           1,505
                                                  -----------
                                                        1,505
                                                  -----------
TOTAL CONSUMER CYCLICAL (COST $6,256)                   5,738
                                                  -----------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 3.2%
FOOD-RETAIL -- 3.2%
Kroger*                                61,100           1,379
                                                  -----------
                                                        1,379
                                                  -----------
TOTAL CONSUMER NON-CYCLICAL (COST $1,252)               1,379
                                                  -----------
--------------------------------------------------------------------------------
ENERGY -- 5.6%
OIL COMPANY-EXPLORATION & PRODUCTION -- 1.7%
EOG Resources                          19,300             750
                                                  -----------
                                                          750
--------------------------------------------------------------------------------
OIL FIELD MACHINERY & EQUIPMENT -- 0.9%
Grant Prideco*                         18,700             410
                                                  -----------
                                                          410
--------------------------------------------------------------------------------
OIL & GAS DRILLING -- 3.0%
Global Marine*                         41,800           1,291
                                                  -----------
                                                        1,291
                                                  -----------
TOTAL ENERGY (COST $1,932)                              2,451
                                                  -----------
--------------------------------------------------------------------------------
FINANCIAL -- 20.2%
FINANCE-MORTGAGE LOAN/BANKER -- 5.1%
Federal Home Loan Mortgage             41,000           2,217
                                                  -----------
                                                        2,217
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
LIFE/HEALTH INSURANCE -- 3.8%
John Hancock Financial*                63,000     $     1,693
                                                  -----------
                                                        1,693
--------------------------------------------------------------------------------
MONEY CENTER BANKS -- 1.6%
Chase Manhattan                        15,000             693
                                                  -----------
                                                          693
--------------------------------------------------------------------------------
MULTI-LINE INSURANCE -- 1.8%
Allstate                               22,000             764
                                                  -----------
                                                          764
--------------------------------------------------------------------------------
S&L/THRIFTS-WESTERN US -- 3.5%
Washington Mutual                      38,000           1,513
                                                  -----------
                                                        1,513
--------------------------------------------------------------------------------
SUPER-REGIONAL BANKS-US -- 4.4%
Fleet Boston Financial                 49,100           1,915
                                                  -----------
                                                        1,915
                                                  -----------
TOTAL FINANCIAL (COST $7,367)                           8,795
                                                  -----------
--------------------------------------------------------------------------------
HEALTH CARE -- 11.9%
MEDICAL PRODUCTS -- 3.1%
North American Scientific*             42,500           1,349
                                                  -----------
                                                        1,349
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 8.8%
Abbott Labs                            32,000           1,522
Bristol-Myers Squibb                   40,000           2,285
                                                  -----------
                                                        3,807
                                                  -----------
TOTAL HEALTH CARE (COST $4,647)                         5,156
                                                  -----------
--------------------------------------------------------------------------------
SERVICES -- 8.4%
COMMERCIAL SERVICE-FINANCE -- 1.2%
Block (H&R)                            13,700             508
                                                  -----------
                                                          508
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 3.6%
Quintiles Transnational*              100,300           1,599
                                                  -----------
                                                        1,599
--------------------------------------------------------------------------------
CONSULTING SERVICES -- 3.6%
Comdisco                               81,700           1,557
                                                  -----------
                                                        1,557
                                                  -----------
TOTAL SERVICES (COST $3,968)                            3,664
                                                  -----------
--------------------------------------------------------------------------------
TECHNOLOGY -- 22.8%
APPLICATIONS SOFTWARE -- 6.6%
Microsoft*                             28,000           1,689
Parametric Technology*                110,400           1,207
                                                  -----------
                                                        2,896
--------------------------------------------------------------------------------
COMPUTERS -- 4.1%
Compaq Computers                       63,800           1,760
                                                  -----------
                                                        1,760
--------------------------------------------------------------------------------


                                [LOGO OMITTED] 45

            THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
-----------------------
AS OF SEPTEMBER 30, 2000 (UNAUDITED)

 PBHG FOCUSED VALUE FUND PBFVX


                                     Shares/Face       Market
Description                         Amount (000)     Value (000)
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 0.2%
Simple Technology*                      8,400     $        81
                                                  -----------
                                                           81
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 0.6%
Excelon*                               20,000             248
                                                  -----------
                                                          248
--------------------------------------------------------------------------------
INTERNET SOFTWARE -- 1.2%
Internap Network Services*             15,000             485
Ravisent Technologies*                 20,000              56
                                                  -----------
                                                          541
--------------------------------------------------------------------------------
SATELLITE TELECOMMUNICATIONS -- 1.3%
General Motors, Cl H                   15,000             558
                                                  -----------
                                                          558
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 0.5%
Cypress Semiconductor*                  5,200             216
                                                  -----------
                                                          216
--------------------------------------------------------------------------------
TELECOMMUNICATIONS SERVICES -- 3.1%
McLeodUSA*                             93,000           1,331
                                                  -----------
                                                        1,331
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 5.2%
Palm*                                  43,000           2,276
                                                  -----------
                                                        2,276
                                                  -----------
TOTAL TECHNOLOGY (COST $10,003)                         9,907
                                                  -----------
--------------------------------------------------------------------------------
UTILITIES -- 3.4%
ELECTRIC-INTEGRATED -- 2.6%
Southern                               35,000           1,135
                                                  -----------
                                                        1,135
--------------------------------------------------------------------------------
INDEPENDENT POWER PRODUCER -- 0.8%
Southern Energy*                       11,000             345
                                                  -----------
                                                          345
                                                  -----------
TOTAL UTILITIES (COST $1,103)                           1,480
                                                  -----------
TOTAL COMMON STOCK (COST $38,853)                      40,927
                                                  -----------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 11.1%
J.P. Morgan
   6.60%, dated 09/29/00, matures 10/02/00,
   repurchase price $4,833,264
   (collateralized by U.S. Government
   Agency Instruments: total market value
   $4,927,220) (A)                     $4,830           4,830
                                                  -----------
TOTAL REPURCHASE AGREEMENT (COST $4,830)                4,830
                                                  -----------
TOTAL INVESTMENTS-- 105.3% (COST $43,683)              45,757
                                                  -----------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (5.3)%
Payable for Investment Securities Purchased            (3,589)
Other Assets and Liabilities, Net                       1,266
                                                  -----------
TOTAL OTHER ASSETS AND LIABILITIES, NET                (2,323)
                                                  -----------
--------------------------------------------------------------------------------

                                                       Market
Description                                          Value (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class (authorized 200
   million shares -- $0.001 par value)
   based on 2,409,473 outstanding shares
   of common stock                                $    40,305
Undistributed net investment income                        41
Accumulated net realized gain on investments            1,014
Net unrealized appreciation on investments              2,074
                                                  -----------
TOTAL NET ASSETS-- 100.0%                         $    43,434
                                                  ===========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                     $18.03
                                                       ======
* Non-Income Producing Security
(A) -- Tri-Party Repurchase Agreement
Cl --  Class


The accompanying notes are an integral part of the financial statements.


                                [LOGO OMITTED] 46

                                        THE PBHG FUNDS, INC.

                                             PBHG INTERNATIONAL FUND (UNAUDITED)

                                                   PBHG INTERNATIONAL FUND PBHIX


    INVESTMENT FOCUS
         STYLE

Value    Blend    Growth
------------------------
           X             Large
------------------------
                         Medium       MARKET CAPITALIZATION
------------------------
                         Small
------------------------



                          AVERAGE ANNUAL TOTAL RETURN 1
                            AS OF SEPTEMBER 30, 2000

---------------------------------------------------------------------------------------------
                                                One     Annualized   Annualized    Annualized
                                     6         Year       3 Year       5 Year      Inception
                                 Months 2     Return      Return       Return      to Date 3
---------------------------------------------------------------------------------------------
  PBHG International Fund        (13.21)%      0.83%       3.16%        7.62%        5.42%
---------------------------------------------------------------------------------------------



            COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT
                   IN THE PBHG INTERNATIONAL FUND, VERSUS THE
           MSCI EAFE INDEX AND THE LIPPER INTERNATIONAL FUNDS AVERAGE


                              [LINE GRAPH OMITTED]

                               PLOT POINT FOLLOWS:

           PBHG International            MSCI          Lipper International
                 Fund                 EAFE Index 4        Funds Average 5
6/30/94         10,000                  10,000                  10,000
7/31/94         10,060                  10,097                  10,276
8/31/94         10,241                  10,336                  10,573
9/30/94         10,040                  10,011                  10,316
10/31/94        10,070                  10,344                  10,518
11/30/94         9,679                   9,847                  10,011
12/31/94         9,829                   9,909                   9,917
1/31/95          9,163                   9,528                   9,439
2/28/95          8,992                   9,501                   9,455
3/31/95          9,204                  10,094                   9,768
4/30/95          9,486                  10,474                  10,088
5/31/95          9,355                  10,349                  10,176
6/30/95          9,506                  10,167                  10,178
7/31/95          9,748                  10,800                  10,726
8/31/95          9,536                  10,388                  10,520
9/30/95          9,698                  10,591                  10,679
10/31/95         9,436                  10,306                  10,470
11/30/95         9,657                  10,593                  10,590
12/31/95        10,030                  11,020                  10,906
1/31/96         10,383                  11,065                  11,152
2/29/96         10,424                  11,103                  11,201
3/31/96         10,635                  11,338                  11,393
4/30/96         10,958                  11,668                  11,754
5/31/96         10,887                  11,453                  11,730
6/30/96         10,928                  11,517                  11,810
7/31/96         10,464                  11,181                  11,378
8/31/96         10,605                  11,206                  11,509
9/30/96         10,837                  11,504                  11,760
10/31/96        10,807                  11,386                  11,691
11/30/96        11,270                  11,840                  12,202
12/31/96        11,301                  11,687                  12,252
1/31/97         11,291                  11,278                  12,220
2/28/97         11,341                  11,463                  12,388
3/31/97         11,351                  11,504                  12,423
4/30/97         11,401                  11,565                  12,457
5/31/97         12,107                  12,318                  13,196
6/30/97         12,762                  12,997                  13,814
7/31/97         13,045                  13,208                  14,207
8/31/97         11,936                  12,221                  13,184
9/30/97         12,752                  12,906                  14,007
10/31/97        11,694                  11,914                  12,941
11/30/97        11,583                  11,792                  12,832
12/31/97        11,694                  11,895                  12,939
1/31/98         12,192                  12,439                  13,248
2/28/98         12,901                  13,238                  14,127
3/31/98         13,333                  13,645                  14,853
4/30/98         13,355                  13,753                  15,052
5/31/98         13,189                  13,686                  15,070
6/30/98         13,023                  13,790                  14,952
7/31/98         13,565                  13,930                  15,172
8/31/98         11,749                  12,204                  13,015
9/30/98         11,428                  11,830                  12,550
10/31/98        12,347                  13,063                  13,487
11/30/98        13,067                  13,732                  14,186
12/31/98        13,183                  14,274                  14,623
1/31/99         13,242                  14,232                  14,747
2/28/99         13,020                  13,893                  14,361
3/31/99         13,522                  14,472                  14,864
4/30/99         14,023                  15,059                  15,549
5/31/99         13,114                  14,283                  14,914
6/30/99         13,638                  14,840                  15,694
7/31/99         13,650                  15,281                  16,179
8/31/99         13,778                  15,337                  16,302
9/30/99         13,883                  15,491                  16,369
10/31/99        14,151                  16,072                  17,003
11/30/99        15,188                  16,630                  18,329
12/31/99        16,678                  18,123                  20,541
1/31/00         15,332                  16,971                  19,391
2/29/00         15,594                  17,428                  20,626
3/31/00         16,129                  18,104                  20,758
4/30/00         15,244                  17,151                  19,456
5/31/00         14,634                  16,732                  18,828
6/30/00         14,920                  17,386                  19,662
7/31/00         14,459                  16,657                  18,964
8/31/00         14,808                  16,802                  19,277
9/30/00         13,998                  15,984                  18,180

1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
2 The six month return has not been annualized.
3 The PBHG International Fund commenced operations on June 15, 1994.
4 The MSCI EAFE Index is the Morgan Stanley Capital International Index for
  Europe, Australia and the Far East developed markets. It includes 60% of the largest publicly traded companies in those regions by market capitalization and is sector weighted. The index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance.
5 The Lipper International Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the International category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Fund's past or future performance.


COUNTRY WEIGHTINGS - AT SEPTEMBER 30, 2000

[PIE CHART OMITTED]

PLOT POINTS FOLLOWS:

Argentina         2%
Australia         2%
Belgium           1%
Brazil            5%
Denmark           2%
Finland           2%
France            8%
Germany           8%
Hong Kong         2%
Hungary           1%
Ireland           2%
Italy             5%
Japan            26%
Mexico            1%
Netherlands       9%
Singapore         1%
Spain             4%
Sweden            3%
Switzerland       3%
United Kingdom   13%



TOP TEN HOLDINGS - SEPTEMBER 30, 2000

Telenorte Leste Part ADR                          3.0%
Banco Frances ADR                                 2.2%
Copel Paranaese Energy ADR                        2.2%
Telecom Italia                                    2.1%
Siemens                                           2.1%
Dresdner Bank AG                                  2.0%
Mitsui                                            2.0%
Kurita Water                                      1.9%
Unilever Cert                                     1.9%
Vivendi                                           1.9%
Marschollek Lauten                                1.9%
------------------------------------------------------
% of Total Portfolio Investments                 23.2%


                                [LOGO OMITTED] 47

            THE PBHG FUNDS, INC.

SCHEDULE OF INVESTMENTS
-----------------------
AS OF SEPTEMBER 30, 2000 (UNAUDITED)

 PBHG INTERNATIONAL FUND PBHIX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 90.0%
ARGENTINA -- 2.0%
Banco Frances ADR*                      9,000     $       187
                                                  -----------
                                                          187
--------------------------------------------------------------------------------
AUSTRALIA -- 0.7%
National Australia Bank*                5,000              69
                                                  -----------
                                                           69
--------------------------------------------------------------------------------
BELGIUM -- 1.2%
Fortis B*                               3,521             108
                                                  -----------
                                                          108
--------------------------------------------------------------------------------
BRAZIL -- 4.7%
Copel Paranaese Energy ADR*            21,000             186
Telenorte Leste Part ADR*              11,170             255
                                                  -----------
                                                          441
--------------------------------------------------------------------------------
DENMARK -- 1.6%
Carlsberg*                              2,044              85
Novo-Nordisk*                             313              69
                                                  -----------
                                                          154
--------------------------------------------------------------------------------
FINLAND -- 2.2%
Nokia Oyj                               3,590             145
Sonera                                  2,298              58
                                                  -----------
                                                          203
--------------------------------------------------------------------------------
FRANCE -- 6.9%
Alcatel                                 1,135              73
BNP Paribas                             1,506             133
Cap Gemini*                               729             137
Total Fina*                               920             135
Vivendi*                                2,204             164
                                                  -----------
                                                          642
--------------------------------------------------------------------------------
GERMANY -- 5.7%
Bayer*                                  2,979             110
Dresdner Bank AG*                       3,927             171
Epcos AG*                                 901              73
Siemens*                                1,379             177
                                                  -----------
                                                          531
--------------------------------------------------------------------------------
HONG KONG -- 1.9%
Cheung Kong*                            7,000              85
Sun Hung Kai Properties*               10,000              94
                                                  -----------
                                                          179
--------------------------------------------------------------------------------
HUNGARY -- 0.8%
Matav*                                  3,000              71
                                                  -----------
                                                           71
--------------------------------------------------------------------------------
IRELAND -- 1.7%
Allied Irish Bank*                     14,586             157
                                                  -----------
                                                          157
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
ITALY -- 4.6%
ENI*                                   18,786     $        99
RAS*                                   10,821             142
Telecom Italia*                        17,303             184
                                                  -----------
                                                          425
--------------------------------------------------------------------------------
JAPAN -- 24.0%
Fuji Machine Manufacturing*             3,000             107
Fuji Photo Film*                        4,000             134
Kurita Water*                           9,000             166
Matsushita Communications*              1,000             135
Minebea*                               13,000             152
Mitsui*                                27,000             169
Murata Manufacturing*                   1,000             138
Nomura Securities                       7,000             152
NTT Docomo*                                 5             143
Omron*                                  5,000             132
Rohm*                                     400             110
Secom*                                  2,000             161
Shin-Etsu Chemical*                     3,000             126
Sumitomo Bank*                         12,000             152
Uni Charm*                              2,000             107
Yamanouchi Pharmaceutical*              3,000             144
                                                  -----------
                                                        2,228
--------------------------------------------------------------------------------
MEXICO -- 1.3%
Tubos Acero Mexico ADR*                 7,000             117
                                                  -----------
                                                          117
--------------------------------------------------------------------------------
NETHERLANDS -- 7.4%
Aegon*                                  3,285             124
Elsevier*                              12,937             145
Equant ADR*                             1,369              50
Philips Electronics                     2,689             116
Unilever Cert*                          3,397             165
Vedior*                                 6,068              88
                                                  -----------
                                                          688
--------------------------------------------------------------------------------
NEW ZEALAND -- 0.7%
Telecom Corp of N.Z.*                  25,100              62
                                                  -----------
                                                           62
--------------------------------------------------------------------------------
SINGAPORE -- 1.2%
Overseas Chinese Bank*                  7,000              45
Singapore Press Holdings*               4,900              73
                                                  -----------
                                                          118
--------------------------------------------------------------------------------
SPAIN -- 3.8%
Gas Natural SDG*                        5,255              88
Telefonica                              7,701             153
Union Electrica Fenosa*                 6,078             109
                                                  -----------
                                                          350
--------------------------------------------------------------------------------
SWEDEN -- 3.2%
Ericsson Ser B*                        10,267             156
SKF Ser B*                             10,701             139
                                                  -----------
                                                          295
--------------------------------------------------------------------------------


                                [LOGO OMITTED] 48

                                        THE PBHG FUNDS, INC.

                                                         SCHEDULE OF INVESTMENTS
                                                         -----------------------
                                            AS OF SEPTEMBER 30, 2000 (UNAUDITED)

                                                   PBHG INTERNATIONAL FUND PBHIX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
SWITZERLAND -- 2.6%
Novartis*                                  33     $        51
Roche*                                      9              79
Zurich Allied                             237             110
                                                  -----------
                                                          240
--------------------------------------------------------------------------------
UNITED KINGDOM -- 11.8%
Abbey National*                         4,100              55
Airtours                               14,000              45
Autonomy*                                 800              45
Barclays                                1,500              42
Bass*                                   6,500              64
Bp Amoco*                              12,100             108
British Telecom                         7,400              78
Granada Media*                          6,000              40
Great Universal Stores*                 7,300              46
Invensys                               15,700              34
Laporte New B*                         62,100               1
Man Group*                              7,600              58
Peninsular & Oriental*                  7,000              62
Rio Tinto*                              4,300              62
Royal Bank of Scotland*                 5,200             110
Smithkline Beecham*                     4,700              64
Telwest Communications*                12,400              24
Vodafone Group*                        41,900             156
                                                  -----------
                                                        1,094
                                                  -----------
TOTAL COMMON STOCK (COST $8,167)                        8,359
                                                  -----------
--------------------------------------------------------------------------------
PREFERRED STOCK -- 2.5%
AUSTRALIA -- 0.8%
News Corporation*                       6,000              72
                                                  -----------
                                                           72
--------------------------------------------------------------------------------
GERMANY -- 1.7%
Marschollek Lauten*                     1,092             163
                                                  -----------
                                                          163
                                                  -----------
TOTAL PREFERRED STOCK (COST $98)                          235
                                                  -----------
TOTAL INVESTMENTS-- 92.5% (COST $8,265)           $     8,594
                                                  ===========

Percentages are based on net assets of $9,292,542.
* Non-Income Producing Security
ADR -- American Depository Receipt
Ser -- Series


The accompanying notes are an integral part of the financial statements.


                                [LOGO OMITTED] 49

            THE PBHG FUNDS, INC.

PBHG CASH RESERVES FUND (UNAUDITED)

 PBHG CASH RESERVES FUND PBCXX


              COMPARISON OF TOTAL RETURN, AS OF SEPTEMBER 30, 2000
                        FOR THE PBHG CASH RESERVES FUND,
                  VERSUS THE LIPPER MONEY MARKET FUNDS AVERAGE 1


                               [BAR GRAPH OMITTED]

                              PLOT POINTS FOLLOWS:

             PBHG CASH RESERVES FUND       LIPPER MONEY MARKET FUNDS AVERAGE 2
                    ONE YEAR                              ONE YEAR
                      5.63%                                 5.43%

1 Performance is historical and not indicative of future results.

2 The Lipper Money Market Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Money Market category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The Index is not intended to imply the Funds past or future performance.



SECTOR WEIGHTINGS - AT SEPTEMBER 30, 2000

[PIE CHART OMITTED]

PLOT POINT FOLLOWS:

Certificates of Deposit    7%
Commercial Paper          50%
Corporate Obligations      1%
Government Bond            2%
Cash                      40%

% of Total Portfolio Investments


                               [LOGO OMITTED] 50

                                        THE PBHG FUNDS, INC.

                                                         STATEMENT OF NET ASSETS
                                                         -----------------------
                                            AS OF SEPTEMBER 30, 2000 (UNAUDITED)

                                                   PBHG CASH RESERVES FUND PBCXX


                                         Face          Market
Description                          Amount (000)    Value (000)
--------------------------------------------------------------------------------
BANK NOTES -- 0.4%
US Bank Note
   5.92%, 10/02/00                     $1,000     $     1,000
                                                  -----------
TOTAL BANK NOTES (COST $1,000)                          1,000
                                                  -----------
--------------------------------------------------------------------------------
CERTIFICATE OF DEPOSIT -- 6.4%
American Express
   6.54%, 10/18/00                      5,400           5,400
Barclays Bank N.Y.
   6.68%, 2/20/01                       1,500           1,500
Citibank New York
   7.41%, 5/30/01                       1,500           1,500
Deutsche Bank
   6.55%, 1/22/01                       1,500           1,500
Dresdner Bank
   6.71%, 2/26/01                       1,500           1,500
Hypovereinsbank
   7.25%, 5/14/01                       2,375           2,372
Svenska Handelsbanken N.Y.
   6.75%, 3/16/01                       2,000           2,000
                                                  -----------
TOTAL CERTIFICATES OF DEPOSIT (COST $15,772)           15,772
                                                  -----------
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 50.6%
Alcoa
   6.48%, 10/20/00                      6,000           5,979
Associates Corporation of North America
   6.48%, 10/27/00                      6,000           5,972
Bear Stearns
   6.50%, 10/27/00                      6,500           6,469
Ciesco
   6.50%, 10/18/00                      6,000           5,982
Clipper Receivable
   6.80%, 10/2/00                       2,500           2,500
Corporate Asset Funding
   6.51%, 10/6/00                       6,000           5,994
Fleet Funding
   6.51%, 10/13/00                      6,000           5,987
Ford Motor Credit
   6.51%, 10/5/00                       2,500           2,498
General Motors Acceptance
   6.50%, 10/20/00                      6,000           5,979
Goldman Sachs Group
   6.49%, 10/16/00                      6,000           5,984
Greyhawk Funding
   6.50%, 11/17/00                      7,000           6,940
Illinois Tool Works
   6.49%, 10/31/00                      6,000           5,968
International Lease Finance
   6.46%, 2/23/01                       6,000           5,844
Merck & Company
   6.47%, 10/25/00                      6,000           5,974
Minnesota Mining & Manufacturing
   6.50%, 10/13/00                      4,000           3,991
Morgan Stanley Dean Witter
   6.47%, 11/30/00                      7,000           6,925
National Rural Utilities
   6.44%, 4/12/01                       5,000           4,827
Park Avenue Receivable
   6.52%, 10/24/00                      6,000           5,975

                                         Face          Market
Description                          Amount (000)    Value (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- CONTINUED
Prudential Funding
   6.50%, 10/19/00                  $   5,000     $     4,984
Washington Post
   6.47%, 10/20/00                      6,000           5,980
Windmill Funding
   6.50%, 10/4/00                       5,500           5,497
Woolwich
   6.49%, 11/22/00                      6,000           5,944
Yale University
   6.52%, 10/5/00                       2,000           1,999
                                                  -----------
TOTAL COMMERCIAL PAPER (COST $124,192)                124,192
                                                  -----------
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 0.8%
General Electric Capital
   7.38%, 5/23/01                       2,000           2,000
                                                  -----------
TOTAL CORPORATE OBLIGATIONS (COST $2,000)               2,000
                                                  -----------
--------------------------------------------------------------------------------
GOVERNMENT BOND -- 2.0%
Federal Home Loan Bank
   6.52%, 3/28/01                       5,000           4,999
                                                  -----------
TOTAL GOVERNMENT BOND (COST $4,999)                     4,999
                                                  -----------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 40.2%
Lehman
   6.63%, dated 09/29/00, matures 10/02/00,
   repurchase price $38,020,995
   (collateralized U.S. Government
   Obligations: total market
   value $38,757,467) (A)              38,000          38,000
Paribas
   6.65%, dated 09/29/00, matures 10/02/00,
   repurchase price $5,703,159
   (collateralized U.S. Government
   Obligations: total market
   value $5,814,252) (A)                5,700           5,700
UBS Warburg, LLC
   6.68%, dated 09/29/00, matures 10/02/00,
   repurchase price $55,030,617
   (collateralized U.S. Government
   Obligations: total market
   value $56,103,424) (A)              55,000          55,000
                                                  -----------
TOTAL REPURCHASE AGREEMENTS (COST $98,700)             98,700
                                                  -----------
TOTAL INVESTMENTS-- 100.4% (COST $246,663)            246,663
                                                  -----------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.4)%
TOTAL OTHER ASSETS AND LIABILITIES, NET                (1,070)
                                                  -----------
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class (authorized 200
   million shares -- $0.001 par value)
   based on 245,592,997 outstanding
   shares of common stock                             245,595
Undistributed net investment income                         4
Accumulated net realized loss on investments               (6)
                                                  -----------
TOTAL NET ASSETS-- 100.0%                         $   245,593
                                                  ===========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                      $1.00
                                                        =====
(A) -- Tri-Party Repurchase Agreement


The accompanying notes are an integral part of the financial statements.


                                [LOGO OMITTED] 51

            THE PBHG FUNDS, INC.

PBHG TECHNOLOGY & COMMUNICATIONS FUND (UNAUDITED)

 PBHG TECHNOLOGY & COMMUNICATIONS FUND PBTCX


    INVESTMENT FOCUS
         STYLE

Value    Blend    Growth
------------------------
                    X    Large
------------------------
                         Medium       MARKET CAPITALIZATION
------------------------
                         Small
------------------------




                          AVERAGE ANNUAL TOTAL RETURN 1
                            AS OF SEPTEMBER 30, 2000

----------------------------------------------------------------------------------------
                                           One     Annualized   Annualized    Annualized
                                6         Year       3 Year       5 Year      Inception
                             Months 2    Return      Return       Return       to Date 3
----------------------------------------------------------------------------------------
  PBHG Technology &
     Communications Fund     (8.09)%     142.87%     60.16%     55.90%      55.97%
----------------------------------------------------------------------------------------




            COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT
            IN THE PBHG TECHNOLOGY & COMMUNICATIONS FUND, VERSUS THE
  SOUNDVIEW TECHNOLOGY INDEX AND THE LIPPER SCIENCE & TECHNOLOGY FUNDS AVERAGE

                              [LINE GRAPH OMITTED]

                               PLOT POINT FOLLOWS:

                                                                Lipper Science &
               PBHG Technology &           Soundview           Technology Funds
               Communications Fund      Technology Index 4         Average 5
9/30/95              10,000                 10,000                   10,000
10/31/95             10,800                 10,368                    9,834
11/30/95             11,720                 11,079                    9,952
12/31/95             11,602                 10,533                    9,571
1/31/96              11,462                 10,446                    9,553
2/29/96              12,562                 11,128                   10,024
3/31/96              12,482                 10,831                    9,745
4/30/96              14,132                 12,557                   10,820
5/31/96              15,303                 13,442                   11,240
6/30/96              14,973                 12,235                   10,498
7/31/96              13,712                 11,006                    9,496
8/31/96              14,963                 12,002                   10,120
9/30/96              16,643                 13,468                   11,270
10/31/96             16,793                 13,286                   11,125
11/30/96             17,663                 14,813                   12,065
12/31/96             17,916                 13,842                   11,800
1/31/97              18,539                 15,118                   12,557
2/28/97              16,580                 13,942                   11,502
3/31/97              14,927                 12,988                   10,653
4/30/97              15,437                 13,353                   10,970
5/31/97              18,100                 15,145                   12,466
6/30/97              18,641                 15,181                   12,614
7/31/97              20,865                 17,578                   14,249
8/31/97              20,773                 18,116                   14,252
9/30/97              22,416                 18,555                   14,969
10/31/97             19,732                 16,406                   13,659
11/30/97             19,151                 16,227                   13,536
12/31/97             18,511                 15,133                   13,185
1/31/98              17,697                 15,504                   13,522
2/28/98              19,850                 17,507                   15,071
3/31/98              20,643                 17,427                   15,501
4/30/98              21,061                 18,623                   16,116
5/31/98              19,047                 16,872                   14,961
6/30/98              20,332                 17,789                   16,121
7/31/98              19,186                 17,415                   15,862
8/31/98              16,004                 13,427                   12,693
9/30/98              17,997                 15,450                   14,393
10/31/98             18,072                 16,976                   15,424
11/30/98             20,322                 18,826                   17,509
12/31/98             23,324                 21,537                   20,360
1/31/99              28,435                 24,899                   23,599
2/28/99              25,325                 21,781                   21,551
3/31/99              30,000                 23,314                   23,995
4/30/99              31,653                 23,997                   24,755
5/31/99              30,120                 24,762                   24,411
6/30/99              34,622                 27,911                   27,345
7/31/99              34,067                 27,977                   27,025
8/31/99              36,916                 29,675                   28,477
9/30/99              37,916                 30,310                   29,471
10/31/99             45,517                 33,603                   32,677
11/30/99             54,107                 39,615                   38,386
12/31/99             80,210                 49,489                   48,320
1/31/00              82,496                 48,149                   47,276
2/29/00             117,027                 62,909                   60,192
3/31/00             100,197                 63,040                   57,393
4/30/00              81,848                 58,385                   50,075
5/31/00              68,637                 51,722                   43,771
6/30/00              93,468                 58,092                   51,374
7/31/00              85,195                 53,928                   48,759
8/31/00              99,596                 63,182                   56,385
9/30/00              92,089                 55,657                   50,780

1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
2 The six month return has not been annualized.
3 The PBHG Technology & Communications Fund commenced operations on September
  29, 1995.
4 The Soundview Technology Index is an equal dollar weighted index designed to measure the performance of the technology industry. It is comprised of 100 major technology companies chosen by Soundview Financial Group. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance.
5 The Lipper Science & Technology Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Science & Technology category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Fund's past or future performance.


SECTOR WEIGHTINGS - AT SEPTEMBER 30, 2000

[PIE CHART OMITTED]

PLOT POINT FOLLOWS:

Consumer Cyclical  1%
Technology        86%
Cash              13%

% of Total Portfolio Investments



Top Ten Holdings - September 30, 2000

Palm                                              5.1%
Verisign                                          4.9%
Infospace                                         4.8%
Redback Networks                                  4.6%
Ariba                                             4.6%
Globespan                                         4.0%
Extreme Networks                                  3.4%
Sycamore Networks                                 3.3%
I2 Technologies                                   3.2%
Applied Micro Circuits                            3.1%
------------------------------------------------------
% of Total Portfolio Investments                 41.0%


                                [LOGO OMITTED] 52

                                THE PBHG FUNDS, INC.

                                                         STATEMENT OF NET ASSETS
                                                         -----------------------
                                            AS OF SEPTEMBER 30, 2000 (UNAUDITED)

                                     PBHG TECHNOLOGY & COMMUNICATIONS FUND PBTCX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 97.3%
CONSUMER CYCLICAL -- 1.4%
AUDIO/VIDEO PRODUCTS -- 1.4%
Polycom*                              719,200     $    48,164
                                                  -----------
                                                       48,164
                                                  -----------
TOTAL CONSUMER CYCLICAL (COST $39,040)                 48,164
                                                  -----------
--------------------------------------------------------------------------------
INDUSTRIAL -- 0.3%
ELECTRONIC COMPONENTS-MISCELLANEOUS -- 0.3%
Celestica*                            140,100           9,702
                                                  -----------
                                                        9,702
                                                  -----------
TOTAL INDUSTRIAL (COST $8,070)                          9,702
                                                  -----------
--------------------------------------------------------------------------------
SERVICES -- 0.3%
ADVERTISING SERVICES -- 0.3%
Getty Images*                         365,100          11,113
                                                  -----------
                                                       11,113
                                                  -----------
TOTAL SERVICES (COST $15,935)                          11,113
                                                  -----------
--------------------------------------------------------------------------------
TECHNOLOGY -- 95.3%
APPLICATIONS SOFTWARE -- 2.1%
Quest Software*                       618,400          38,408
Siebel Systems*                       293,900          32,715
                                                  -----------
                                                       71,123
--------------------------------------------------------------------------------
COMPUTERS -- 1.8%
Sun Microsystems*                     509,000          59,426
                                                  -----------
                                                       59,426
--------------------------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 7.5%
Brocade Communications Systems*       335,900          79,273
Redback Networks*                   1,046,300         171,593
                                                  -----------
                                                      250,866
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 2.6%
Sandisk*                              599,500          40,017
Storage Networks*                     131,800          13,468
Veritas Software*                     247,200          35,102
                                                  -----------
                                                       88,587
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 9.8%
Applied Micro Circuits*               551,200         114,133
Broadcom*                             255,600          62,302
Intersil Holding*                     320,000          15,960
Micron Technology                   1,413,700          65,030
Transwitch*                           427,100          27,228
Virata*                               687,500          45,461
                                                  -----------
                                                      330,114
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 5.4%
Autonomy ADR*                         556,400          30,602
BEA Systems*                          417,800          32,537
I2 Technologies*                      639,510         119,628
                                                  -----------
                                                      182,767
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
INTERNET CONTENT -- 5.8%
Infospace*                          5,934,400     $   179,515
Rare Medium Group*                  1,863,100          13,857
                                                  -----------
                                                      193,372
--------------------------------------------------------------------------------
INTERNET SOFTWARE -- 20.9%
Agile Software*                       357,600          32,162
Ariba*                              1,194,900         171,188
Art Technology*                       597,700          56,632
Commerce One*                       1,404,500         110,253
Internap Network Services*            843,200          27,246
Interwoven*                           214,900          24,297
Verisign*                             895,032         181,300
Vitria Technology                   2,107,200          98,248
                                                  -----------
                                                      701,326
--------------------------------------------------------------------------------
NETWORK SOFTWARE -- 1.8%
Micromuse                             298,300          59,940
                                                  -----------
                                                       59,940
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 5.9%
Extreme Networks*                   1,101,000         126,065
Inrange Technologies*                  53,700           2,846
Juniper Networks*                     164,700          36,059
Network Appliance*                    255,600          32,557
                                                  -----------
                                                      197,527
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 5.4%
Globespan*                          1,222,400         149,133
Triquint Semiconductor*               911,000          33,194
                                                  -----------
                                                      182,327
--------------------------------------------------------------------------------
SOFTWARE TOOLS -- 0.9%
Mercury Interactive*                  184,000          28,842
                                                  ------------
                                                       28,842
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 5.2%
Advanced Fibre*                     1,059,900          40,144
Cosine Communications*                314,200          17,458
Ditech Communications*                546,300          22,398
Next Level Communications*            448,400          29,650
Nortel Networks^                      854,600          50,902
Tekelec*                              481,900          15,843
                                                  -----------
                                                      176,395
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT-FIBER OPTICS -- 14.5%
Avanex*                               437,500          47,113
Ciena*                                669,700          82,248
Corning                               106,600          31,660
Metromedia Fiber Network*             769,100          18,699
MRV Communications*                 2,064,400          93,543
SDL*                                  289,200          89,453
Sycamore Networks*                  1,158,539         125,122
                                                  -----------
                                                      487,838
--------------------------------------------------------------------------------



                                [LOGO OMITTED] 53

            THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
-----------------------
AS OF SEPTEMBER 30, 2000 (UNAUDITED)

 PBHG TECHNOLOGY & COMMUNICATIONS FUND PBTCX


                                    Shares/Face        Market
Description                        Amount (000)      Value (000)
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 5.7%
Palm*                               3,590,300      $  190,061
                                                   ----------
                                                      190,061
                                                   ----------
TOTAL TECHNOLOGY (COST $2,687,025)                  3,200,511
                                                   ----------
TOTAL COMMON STOCK (COST $2,750,070)                3,269,490
                                                   ----------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 13.8%
Greenwich Capital
   6.56%, dated 09/29/00, matures 10/02/00,
   repurchase price $77,344,565
   (collateralized by U.S. Government
   Agency Instruments: total market
   value $78,850,079) (A)             $77,302          77,302
J.P. Morgan
   6.56%, dated 09/29/00, matures 10/02/00,
   repurchase price $69,292,554
   (collateralized by U.S. Government
   Agency Instruments: total market
   value  $70,639,789) (A)             69,255          69,255
J.P. Morgan
   6.56%, dated 09/29/00, matures 10/02/00,
   repurchase price $155,099,288
   (collateralized by U.S. Government
   Agency Instruments: total market
   value $158,115,282) (A)            155,015        155,015
Morgan Stanley
   6.56%, dated 09/29/00, matures 10/02/00,
   repurchase price $164,426,362
   (collateralized by U.S. Government
   Agency Instruments: total market
   value $168,269,031) (A)            164,336        164,336
                                                   ----------
TOTAL REPURCHASE AGREEMENTS (COST $465,908)           465,908
                                                   ----------
TOTAL INVESTMENTS-- 111.1% (COST $3,215,978)        3,735,398
                                                   ----------
-------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (11.1)%
Payable for Investment Securities Purchased          (231,760)
Payable for Capital Shares Redeemed                  (226,663)
OTHER ASSETS AND LIABILITIES, NET                      84,215
                                                   ----------
Total Other Assets and Liabilities, Net              (374,208)
--------------------------------------------------------------------------------

                                                       Market
Description                                          Value (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class (authorized 200 million
   shares -- $0.001 par value) based on 43,018,594
   outstanding shares of common stock              $2,781,435
Accumulated net investment loss                       (15,712)
Accumulated net realized gain on investments           76,047
Net unrealized appreciation on investments            519,420
                                                   ----------
TOTAL NET ASSETS-- 100.0%                          $3,361,190
                                                   ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                     $78.13
                                                       ======
* Non-Income Producing Security
(A) -- Tri-Party Repurchase Agreement
ADR -- American Depository Receipt
^ The fund held Canadian Securities as of September 30, 2000. The total market value of investments is $50,902,113 and represented 1.5% of the fund.


The accompanying notes are an integral part of the financial statements.


                                                          [LOGO OMITTED]   54

                               THE PBHG FUNDS, INC.

                                   PBHG STRATEGIC SMALL COMPANY FUND (UNAUDITED)

                                         PBHG STRATEGIC SMALL COMPANY FUND PSSCX


    INVESTMENT FOCUS
          STYLE

Value    Blend    Growth
------------------------
                         Large
------------------------
                         Medium       MARKET CAPITALIZATION
------------------------
           X             Small
------------------------



                          AVERAGE ANNUAL TOTAL RETURN 1
                            AS OF SEPTEMBER 30, 2000

------------------------------------------------------------------------------------
                                                 One       Annualized     Annualized
                                    6           Year         3 Year        Inception
                                 Months 2      Return        Return        to Date 3
------------------------------------------------------------------------------------
  PBHG Strategic Small
      Company Fund                9.82%        81.77%        24.62%         29.03%
------------------------------------------------------------------------------------



        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
                  PBHG STRATEGIC SMALL COMPANY FUND, VERSUS THE
        RUSSELL 2000 INDEX AND THE LIPPER SMALL-CAP GROWTH FUNDS AVERAGE

                              [LINE GRAPH OMITTED]

                               PLOT POINT FOLLOWS:

              PBHG Strategic                             Lipper Small-Cap Growth
            Small Company Fund    Russell 2000 Index4         Funds Average5
12/31/96         10,000               10,000                      10,000
1/31/97          10,120               10,200                      10,244
2/28/97           9,350                9,952                       9,595
3/31/97           8,860                9,483                       8,934
4/30/97           8,750                9,509                       8,797
5/31/97          10,270               10,567                      10,049
6/30/97          11,130               11,020                      10,636
7/31/97          12,170               11,533                      11,340
8/31/97          12,410               11,797                      11,578
9/30/97          13,440               12,660                      12,518
10/31/97         12,820               12,104                      11,897
11/30/97         12,520               12,026                      11,655
12/31/97         12,567               12,236                      11,692
1/31/98          12,502               12,043                      11,531
2/28/98          13,439               12,933                      12,522
3/31/98          13,870               13,467                      13,153
4/30/98          13,999               13,541                      13,288
5/31/98          12,922               12,812                      12,394
6/30/98          13,073               12,839                      12,663
7/31/98          12,244               11,800                      11,782
8/31/98           9,466                9,508                       9,236
9/30/98          10,004               10,252                       9,954
10/31/98         10,381               10,671                      10,424
11/30/98         11,501               11,230                      11,317
12/31/98         12,835               11,924                      12,510
1/31/99          13,105               12,083                      12,778
2/28/99          11,957               11,104                      11,622
3/31/99          11,856               11,278                      12,116
4/30/99          12,092               12,288                      12,633
5/31/99          12,576               12,468                      12,777
6/30/99          13,937               13,032                      13,911
7/31/99          13,960               12,674                      13,903
8/31/99          14,083               12,205                      13,720
9/30/99          14,308               12,208                      14,104
10/31/99         14,815               12,257                      14,863
11/30/99         16,209               12,989                      16,808
12/31/99         19,482               14,459                      19,949
1/31/00          19,188               14,227                      19,728
2/29/00          24,796               16,576                      24,745
3/31/00          23,682               15,484                      23,357
4/30/00          21,514               14,552                      20,736
5/31/00          20,559               13,704                      19,000
6/30/00          24,625               14,898                      22,248
7/31/00          22,898               14,419                      20,806
8/31/00          26,265               15,519                      23,257
9/30/00          26,008               15,063                      22,336

1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
2 The six month return has not been annualized.
3 The PBHG  Strategic  Small Company Fund  commenced  operations on December 31,
  1996.
4 The Russell 2000 Index is an unmanaged index comprised of the 2,000 smallest securities in the Russell 3000 Index. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance.
5 The Lipper Small-Cap Growth Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Small-Cap Growth category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Fund's past or future performance.


SECTOR WEIGHTINGS - AT SEPTEMBER 30, 2000

[PIE CHART OMITTED]

PLOT POINT FOLLOWS:

Basic Materials            1%
Consumer Cyclical         13%
Energy                     6%
Financial                  8%
Health Care               12%
Industrial                10%
Services                   5%
Technology                36%
Transportation             1%
Utilities                  1%
Cash                       7%

% of Total Portfolio Investments



TOP TEN HOLDINGS - SEPTEMBER 30, 2000

Extreme Networks                                  1.7%
Newport                                           1.5%
Elantec Semiconductor                             1.4%
Avocent                                           1.4%
Manhattan Associates                              1.3%
Transwitch                                        1.3%
Manugistics                                       1.1%
Power-One                                         1.1%
Anaren Microwave                                  1.1%
Impath                                            1.0%
------------------------------------------------------
% of Total Portfolio Investments                 12.9%


                                                              [LOGO OMITTED]  55

            THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
-----------------------
AS OF SEPTEMBER 30, 2000 (UNAUDITED)

 PBHG STRATEGIC SMALL COMPANY FUND PSSCX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 92.5%
BASIC MATERIALS -- 1.3%
CHEMICALS-DIVERSIFIED -- 0.1%
Solutia                                13,800      $      157
                                                   ----------
                                                          157
--------------------------------------------------------------------------------
CHEMICALS-PLASTICS -- 0.1%
Polyone*                               21,700             159
                                                   ----------
                                                          159
--------------------------------------------------------------------------------
CHEMICALS-SPECIALTY -- 1.0%
Crompton                               53,200             419
Cytec Industries*                      13,800             461
W.R. Grace*                            11,500              79
                                                   ----------
                                                          959
--------------------------------------------------------------------------------
METAL-ALUMINUM -- 0.1%
Commonwealth Industries                 9,500              53
                                                   ----------
                                                           53
--------------------------------------------------------------------------------
OTHER-NON-FERROUS -- 0.0%
USEC                                    2,100               9
                                                   ----------
                                                            9
                                                   ----------
TOTAL BASIC MATERIALS (COST $1,550)                     1,337
                                                   ----------
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- 12.3%
ATHLETIC EQUIPMENT -- 0.8%
Direct Focus*                          20,100             799
                                                   ----------
                                                          799
--------------------------------------------------------------------------------
AUDIO/VIDEO PRODUCTS -- 1.8%
Harman International                   22,400             875
Polycom*                               15,000           1,005
                                                   ----------
                                                        1,880
--------------------------------------------------------------------------------
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.4%
Delco Remy International*              27,500             210
Visteon                                12,000             181
                                                   ----------
                                                          391
--------------------------------------------------------------------------------
BUILDING-MOBILE HOME/MANUFACTURED HOUSING -- 0.1%
Coachmen Industries                    11,000             115
                                                   ----------
                                                          115
--------------------------------------------------------------------------------
BUILDING-RESIDENTIAL/COMMERCIAL -- 0.1%
Centex                                  4,000             129
                                                   ----------
                                                          129
--------------------------------------------------------------------------------
CABLE TV -- 0.2%
Insight Communications*                13,200             210
                                                   ----------
                                                          210
--------------------------------------------------------------------------------
CASINO HOTELS -- 0.4%
Harrah's Entertainment*                15,700             432
                                                   ----------
                                                          432
--------------------------------------------------------------------------------

Description                           Shares         Value (000)
--------------------------------------------------------------------------------
CASINO SERVICES -- 0.1%
International Game Technology           3,900      $      131
                                                   ----------
                                                          131
--------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE -- 0.4%
Bell Microproducts*                    13,100             409
                                                   ----------
                                                          409
--------------------------------------------------------------------------------
E-COMMERCE -- 1.0%
1-800 Contacts*                        20,000             960
                                                   ----------
                                                          960
--------------------------------------------------------------------------------
FOOTWEAR & RELATED APPAREL -- 0.4%
Skechers Foot Wear*                    25,000             378
                                                   ----------
                                                          378
--------------------------------------------------------------------------------
HOME FURNISHINGS -- 0.4%
Furniture Brands International*        22,700             377
                                                   ----------
                                                          377
--------------------------------------------------------------------------------
PUBLISHING-NEWSPAPERS -- 0.4%
Journal Register*                       6,300             105
Pulitzer                                6,100             262
                                                   ----------
                                                          367
--------------------------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 1.0%
Ann Taylor Stores*                      7,300             280
Children's Place Stores*                2,700              70
Christopher & Banks*                   17,250             671
                                                   ----------
                                                        1,021
--------------------------------------------------------------------------------
RETAIL-COMPUTER EQUIPMENT -- 1.4%
Insight Enterprises*                   20,100             548
PC Connection*                         15,300             872
                                                   ----------
                                                        1,420
--------------------------------------------------------------------------------
RETAIL-CONSUMER ELECTRONICS -- 1.1%
Tweeter Home Entertainment Group*      14,300             519
Ultimate Electronics*                  14,100             580
                                                   ----------
                                                        1,099
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 1.6%
Krispy Kreme Doughnuts*                 6,400             535
P.F Chang's China Bistro*              11,600             401
Papa John's International*             13,000             326
Wendy's International                  19,000             381
                                                   ----------
                                                        1,643
--------------------------------------------------------------------------------
TELEVISION -- 0.7%
Paxson Communications*                 23,700             273
Pegasus Communications*                 8,700             420
                                                   ----------
                                                          693
                                                   ----------
TOTAL CONSUMER CYCLICAL (COST $7,934)                  12,454
--------------------------------------------------------------------------------


                                [LOGO OMITTED] 56

                                    THE PBHG FUNDS, INC.

                                                         STATEMENT OF NET ASSETS
                                                         -----------------------
                                            AS OF SEPTEMBER 30, 2000 (UNAUDITED)

                                         PBHG STRATEGIC SMALL COMPANY FUND PSSCX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 0.2%
CONSUMER PRODUCTS-MISCELLANEOUS -- 0.2%
Playtex Products*                      12,900      $      152
                                                   ----------
                                                          152
                                                   ----------
TOTAL CONSUMER NON-CYCLICAL (COST $144)                   152
                                                   ----------
--------------------------------------------------------------------------------
ENERGY -- 5.5%
OIL COMPANIES-EXPLORATION & PRODUCTION -- 3.1%
Barrett Resources*                      7,500             283
Comstock Resources*                    12,100             138
Devon Energy                            2,230             134
EOG Resources                           3,000             117
Forest Oil*                            24,900             403
Louis Dreyfus Natural Gas*             13,400             531
Newfield Exploration*                   3,700             173
Noble Affiliates                       12,000             446
Ocean Energy*                          19,100             295
Unit*                                  14,800             218
Vintage Petroleum                      14,700             334
                                                   ----------
                                                        3,072
--------------------------------------------------------------------------------
OIL REFINING & MARKETING -- 0.6%
Tesoro Petroleum*                      29,000             288
Valero Energy                           7,000             246
                                                   ----------
                                                          534
--------------------------------------------------------------------------------
OIL & GAS DRILLING -- 0.9%
Atwood Oceanic*                         7,500             313
Key Energy Services*                   22,400             220
Patterson Energy*                       3,500             120
Precision Drilling*                       700              25
Pride International*                   10,000             265
                                                   ----------
                                                          943
--------------------------------------------------------------------------------
OIL-FIELD SERVICES -- 0.6%
Friede Goldman Halter*                 47,400             335
Hanover Compressor*                     8,600             283
                                                   ----------
                                                          618
--------------------------------------------------------------------------------
PIPELINES -- 0.3%
Kinder Morgan                           8,200             336
                                                   ----------
                                                          336
                                                   ----------
TOTAL ENERGY (COST $4,060)                              5,503
                                                   ----------
--------------------------------------------------------------------------------
FINANCIAL -- 7.4%
COMMERCIAL BANKS-EASTERN US -- 0.5%
Banknorth Group                         4,400              79
Commercial Bank of New York             6,600              89
Mercantile                              6,000             218
                                                   ----------
                                                          386
--------------------------------------------------------------------------------
COMMERCIAL BANKS-WESTERN US -- 0.9%
Bancwest                               28,500             554
City National                           9,474             366
                                                   ----------
                                                          920
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
FINANCE-INVESTMENT BANKER/BROKER -- 0.1%
Morgan Keegan                           7,900      $      138
                                                   ----------
                                                          138
--------------------------------------------------------------------------------
FINANCE-MORTGAGE LOAN/BANKER -- 0.1%
Doral Financial                         5,900              96
                                                   ----------
                                                           96
--------------------------------------------------------------------------------
INTERNET BROKER -- 0.2%
WIT Soundview Group*                   17,600             158
                                                   ----------
                                                          158
--------------------------------------------------------------------------------
INVESTMENT MANAGEMENT/ADVISORY SERVICES -- 0.7%
Affiliated Managers Group*             10,200             581
Waddell & Reed Financial, Cl A          5,250             163
                                                   ----------
                                                          744
--------------------------------------------------------------------------------
LIFE/HEALTH INSURANCE -- 0.8%
Liberty Financial                       8,400             197
Mony Group                             11,200             447
Torchmark                               7,400             206
                                                   ----------
                                                          850
--------------------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE -- 0.6%
Fidelity National Financial            14,600             361
First American Financial                8,100             169
Trenwick Group Limited                  5,700             108
                                                   ----------
                                                          638
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT/SERVICES -- 0.1%
Trammell Crow*                          9,200             138
                                                   ----------
                                                          138
--------------------------------------------------------------------------------
REINSURANCE -- 0.3%
Annuity & Life                         11,000             265
                                                   ----------
                                                          265
--------------------------------------------------------------------------------
REITS-APARTMENTS -- 0.0%
Pennsylvania Real Estate
  Investment Trust                      2,400              42
                                                   ----------
                                                           42
--------------------------------------------------------------------------------
REITS-OFFICE PROPERTY -- 0.2%
Mack Cali Realty                        7,000             197
                                                   ----------
                                                          197
--------------------------------------------------------------------------------
REITS-REGIONAL MALLS -- 0.1%
CBL & Associates Properties             4,900             123
                                                   ----------
                                                          123
--------------------------------------------------------------------------------
REITS-SHOPPING CENTERS -- 0.3%
JP Realty                              14,700             266
                                                   ----------
                                                          266
--------------------------------------------------------------------------------
S&L/THRIFTS-CENTRAL US -- 0.5%
Bank United, Cl A                       4,400             222
Charter One Financial                   5,565             136
Commercial Federal                      7,400             142
                                                   ----------
                                                          500
--------------------------------------------------------------------------------


                                [LOGO OMITTED] 57

            THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
-----------------------
AS OF SEPTEMBER 30, 2000 (UNAUDITED)

 PBHG STRATEGIC SMALL COMPANY FUND PSSCX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
S&L/THRIFTS-EASTERN US -- 1.5%
Berkshire Hills Bancorp*               25,600      $      368
Dime Bancorp                           26,600             574
Roslyn Bancorp                         20,300             454
Woronoco Bancorp                        9,000             114
                                                   ----------
                                                        1,510
--------------------------------------------------------------------------------
S&L/THRIFTS-WESTERN US -- 0.5%
Golden State Bancorp*                  18,600             440
Washington Federal                      3,800              86
                                                   ----------
                                                          526
                                                   ----------
TOTAL FINANCIAL (COST $6,236)                           7,497
                                                   ----------
--------------------------------------------------------------------------------
HEALTH CARE -- 11.9%
DIAGNOSTIC KITS -- 0.4%
Biosite Diagnostics*                   10,000             399
                                                   ----------
                                                          399
--------------------------------------------------------------------------------
DISPOSABLE MEDICAL PRODUCTS -- 0.2%
Bard (C.R.)                             4,500             190
                                                   ----------
                                                          190
--------------------------------------------------------------------------------
DRUG DELIVERY SYSTEMS -- 0.2%
Noven Pharmaceuticals*                  5,200             222
                                                   ----------
                                                          222
--------------------------------------------------------------------------------
HEALTH CARE COST CONTAINMENT -- 0.7%
Hooper Holmes                          72,500             689
                                                   ----------
                                                          689
--------------------------------------------------------------------------------
MEDICAL INSTRUMENTS -- 0.4%
Techne*                                 4,000             448
                                                   ----------
                                                          448
--------------------------------------------------------------------------------
MEDICAL LABS & TESTING SERVICES -- 1.5%
Covance*                                8,600              70
Dianon Systems*                        10,000             399
Impath*                                16,500           1,042
                                                   ----------
                                                        1,511
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 2.0%
Haemonetics*                           28,700             732
North American Scientific*             27,800             883
Vital Signs                             1,400              37
Zoll Medical Group*                     8,100             395
                                                   ----------
                                                        2,047
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 1.5%
Aclara Biosciences*                     2,600              79
Arena Pharmaceuticals*                  2,600             112
Cell Genesys*                           4,600             138
Inhale Therapeutic Systems*             1,900             107
Myriad Genetics*                       10,000             864
Sangamo Biosciences*                    5,000             194
                                                   ----------
                                                        1,494
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 2.5%
Celgene*                                9,600 $           571
Cephalon*                               1,700              83
Cima Labs*                             17,500             911
Dura Pharmaceuticals*                  13,000             460
Galen Holdings ADR*                     3,000             137
Medicis Pharmaceuticals, Cl A*          2,200             135
Pain Therapeutics*                      4,200              83
Pharmacopeia*                           4,400             112
                                                   ----------
                                                        2,492
--------------------------------------------------------------------------------
MEDICAL-GENERIC DRUGS -- 0.2%
Alpharma                                2,800             171
                                                   ----------
                                                          171
--------------------------------------------------------------------------------
MEDICAL-HMO -- 0.3%
Trigon Healthcare*                      5,500             289
                                                   ----------
                                                          289
--------------------------------------------------------------------------------
MEDICAL-HOSPITALS -- 0.4%
Province Healthcare*                    7,500             300
Triad Hospitals*                        2,000              58
                                                   ----------
                                                          358
--------------------------------------------------------------------------------
MEDICAL-NURSING HOMES -- 0.3%
Beverly Enterprises*                   53,400             317
                                                   ----------
                                                          317
--------------------------------------------------------------------------------
MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.1%
Lincare Holdings*                       4,900             141
                                                   ----------
                                                          141
--------------------------------------------------------------------------------
OPTICAL SUPPLIES -- 0.2%
Staar Surgical*                        11,100             192
                                                   ----------
                                                          192
--------------------------------------------------------------------------------
PHARMACY SERVICES -- 0.5%
Omnicare                               30,400             490
                                                   ----------
                                                          490
--------------------------------------------------------------------------------
THERAPEUTICS -- 0.5%
Inspire Pharmaceuticals*               10,200             306
Tularik*                                5,400             178
United Therapeutics*                      800              70
                                                   ----------
                                                          554
                                                   ----------
TOTAL HEALTH CARE (COST $8,188)                        12,004
                                                   ----------
--------------------------------------------------------------------------------
INDUSTRIAL -- 10.1%
AEROSPACE/DEFENSE -- 0.8%
Teledyne Technologies*                 24,800             722
                                                   ----------
                                                          722
--------------------------------------------------------------------------------
BUILDING PRODUCTS-CEMENT/AGGREGATE -- 0.2%
Texas Industries                        4,900             156
                                                   ----------
                                                          156
--------------------------------------------------------------------------------

                                [LOGO OMITTED] 58

                                   THE PBHG FUNDS, INC.

                                                         STATEMENT OF NET ASSETS
                                                         -----------------------
                                            AS OF SEPTEMBER 30, 2000 (UNAUDITED)

                                         PBHG STRATEGIC SMALL COMPANY FUND PSSCX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS -- 0.1%
Dal-Tile International*                 4,500      $       56
                                                   ----------
                                                           56
--------------------------------------------------------------------------------
CERAMIC PRODUCTS -- 0.4%
Coorstek*                              11,600             444
                                                   ----------
                                                          444
--------------------------------------------------------------------------------
CIRCUIT BOARDS -- 0.3%
Manufacturers Services Limited*        24,300             289
SMTC*                                   2,300              49
                                                   ----------
                                                          338
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 0.3%
ITT Industries                         10,200             331
                                                   ----------
                                                          331
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS -- 1.8%
Act Manufacturing*                     11,000             580
CTS                                    16,000             810
Kent Electronics*                      17,700             423
                                                   ----------
                                                        1,813
--------------------------------------------------------------------------------
ELECTRONIC CONNECTORS -- 0.7%
Merix*                                 11,250             729
                                                   ----------
                                                          729
--------------------------------------------------------------------------------
ELECTRONIC MEASURING INSTRUMENTS -- 1.4%
Keithley Instruments                    6,500             455
Measurement Specialties*                7,500             362
Molecular Devices*                      5,000             491
Trimble Navigation Limited*             5,000             112
                                                   ----------
                                                        1,420
--------------------------------------------------------------------------------
ELECTRONIC PARTS DISTRIBUTION -- 0.5%
Nu Horizons Electronics*               17,500             487
                                                   ----------
                                                          487
--------------------------------------------------------------------------------
HAZARDOUS WASTE DISPOSAL -- 0.1%
Stericycle*                             4,700             115
                                                   ----------
                                                          115
--------------------------------------------------------------------------------
INSTRUMENTS-CONTROLS -- 0.6%
BEI Technologies                        5,000             209
Photon Dynamics*                       10,600             400
                                                   ----------
                                                          609
--------------------------------------------------------------------------------
INSTRUMENTS-SCIENTIFIC -- 0.5%
FEI*                                   13,200             286
Varian*                                 5,300             229
                                                   ----------
                                                          515
--------------------------------------------------------------------------------
LASERS-SYSTEMS/COMPONENTS -- 0.4%
Cyberoptics*                           12,500             229
Excel Technology*                       5,000             160
                                                   ----------
                                                          389
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
METAL PROCESSORS & FABRICATORS -- 0.1%
Wolverine Tube*                         9,900      $      147
                                                   ----------
                                                          147
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING -- 0.3%
Aptargroup                             12,400             297
                                                   ----------
                                                          297
--------------------------------------------------------------------------------
NON-HAZARDOUS WASTE DISPOSAL -- 0.0%
Waste Connections*                      1,100              28
                                                   ----------
                                                           28
--------------------------------------------------------------------------------
POWER CONVERSION/SUPPLY EQUIPMENT -- 1.6%
Applied Science & Technology*           4,700              69
C & D Technologies                      7,500             426
Power-One*                             18,100           1,095
                                                   ----------
                                                        1,590
                                                   ----------
TOTAL INDUSTRIAL (COST $8,099)                         10,186
                                                   ----------
--------------------------------------------------------------------------------
SERVICES -- 5.3%
COMMERCIAL SERVICES -- 0.7%
Acnielson*                             26,400             629
                                                   ----------
                                                          629
--------------------------------------------------------------------------------
COMPUTER SERVICES -- 1.5%
Manhattan Associates*                  21,500           1,317
Tanning Technology*                    16,100             221
                                                   ----------
                                                        1,538
--------------------------------------------------------------------------------
CONSULTING SERVICES -- 1.9%
Comdisco                                8,600             164
Corporate Executive Board*             17,000             684
Forrester Research*                     9,100             580
Professional Detailing*                 9,300             530
                                                   ----------
                                                        1,958
--------------------------------------------------------------------------------
HUMAN RESOURCES -- 0.1%
Hall Kinion & Associates*               5,000             142
                                                   ----------
                                                          142
--------------------------------------------------------------------------------
RESEARCH & DEVELOPMENT -- 1.1%
Albany Molecular Research*             16,200             911
Pharmaceutical Product Development*     7,200             191
                                                   ----------
                                                        1,102
                                                   ----------
TOTAL SERVICES (COST $3,403)                            5,369
                                                   ----------
--------------------------------------------------------------------------------
TECHNOLOGY -- 35.8%
APPLICATIONS SOFTWARE -- 3.1%
Actuate*                               20,000             690
Caminus*                               17,500             696
Genomica*                               2,200              43
Parametric Technology*                 17,800             195
Quest Software*                        11,500             714
Serena Software*                       10,000             461
Sonic Foundry*                         10,000              89
WebTrends*                              7,500             280
                                                   ----------
                                                        3,168
--------------------------------------------------------------------------------


                               [LOGO OMITTED] 59

            THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
-----------------------
AS OF SEPTEMBER 30, 2000 (UNAUDITED)

 PBHG STRATEGIC SMALL COMPANY FUND PSSCX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
CELLULAR TELECOMMUNICATIONS -- 0.0%
Alamosa PCS Holdings*                   1,400      $       23
                                                   ----------
                                                           23
--------------------------------------------------------------------------------
COMMUNICATIONS SOFTWARE -- 0.1%
Avid Technology*                        9,600             134
                                                   ----------
                                                          134
--------------------------------------------------------------------------------
COMPUTER AIDED DESIGN -- 0.6%
Aspen Technology*                      12,900             582
                                                   ----------
                                                          582
--------------------------------------------------------------------------------
COMPUTER DATA SECURITY -- 0.4%
Axent Technologies*                    17,900             386
                                                   ----------
                                                          386
--------------------------------------------------------------------------------
COMPUTERS -- 0.1%
Micron Electronics*                     6,400              58
                                                   ----------
                                                           58
--------------------------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 0.4%
Catapult Communications*               20,000             373
                                                   ----------
                                                          373
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 2.3%
M-Systems Flash Disk Pioneers*         15,000             572
Sandisk*                               12,400             828
Silicon Storage Technology*            26,700             726
Simple Technology*                      9,000              87
Storage Technology Group*               6,400              87
                                                   ----------
                                                        2,300
--------------------------------------------------------------------------------
COMPUTERS-PERIPHERAL EQUIPMENT -- 2.3%
Avocent*                               24,721           1,363
Mobility Electronics*                   8,600              78
S3*                                    80,800             833
                                                   ----------
                                                        2,274
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 1.6%
Acxiom*                                 3,200             102
Documentum*                             2,500             203
Excelon*                               50,600             626
Fair Isaac & Company                   16,700             713
                                                   ----------
                                                        1,644
--------------------------------------------------------------------------------
DECISION SUPPORT SOFTWARE -- 0.6%
Netiq*                                  8,500             558
                                                   ----------
                                                          558
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 5.0%
Actel*                                  9,600             344
Alpha*                                 11,500             392
Cree*                                   3,800             442
Hi / Fn*                                4,100             279
Integrated Silicon Solutions*          19,800             281
Microsemi*                             12,500             477
Oak Technology*                        20,000             548
Omnivision Technologies*               10,000             362
Silicon Image*                         18,500             459

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- CONTINUED
Transwitch*                            20,000      $    1,275
Zoran*                                  3,000             146
                                                   ----------
                                                        5,005
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 2.5%
Business Objects ADR*                   7,000             791
Hyperion Solutions*                     6,900             179
Informatica*                            5,000             466
Manugistics*                           11,200           1,099
                                                   ----------
                                                        2,535
--------------------------------------------------------------------------------
INTERNET SOFTWARE -- 0.8%
Clarent*                                7,500             295
Fire Pond*                             18,400             267
Proxicom*                               8,900             174
Ravisent Technologies*                 14,300              40
                                                   ----------
                                                          776
--------------------------------------------------------------------------------
NETWORK SOFTWARE -- 0.3%
OTG Software*                           7,500             307
                                                   ----------
                                                          307
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 2.7%
Adaptec*                                6,300             126
Extreme Networks*                      15,000           1,718
JNI*                                   10,000             890
                                                   ----------
                                                        2,734
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 3.9%
Elantec Semiconductor*                 14,500           1,444
Exar*                                   7,100             859
Sipex*                                 10,900             458
Telcom Semiconductor*                  38,900             579
Triquint Semiconductor*                17,500             638
                                                   ----------
                                                        3,978
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 0.2%
Genus*                                 13,800              52
Photronics*                             8,100             177
                                                   ----------
                                                          229
--------------------------------------------------------------------------------
SOFTWARE TOOLS -- 0.2%
Cysive*                                28,800             193
                                                   ----------
                                                          193
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 5.0%
Anaren Microwave*                       8,000           1,084
Audiocodes Limited*                     3,200             272
Commscope*                              7,700             189
Digital Lightwave*                      8,300             603
MCK Communications*                     5,000             113
Natural Microsystems*                  16,000             861
Stanford Microdevices*                 10,200             546
Tollgrade Communications*               5,000             694
Tut Systems*                            8,100             699
                                                   ----------
                                                        5,061
--------------------------------------------------------------------------------


                               [LOGO OMITTED] 60

                                     THE PBHG FUNDS, INC.

                                                         STATEMENT OF NET ASSETS
                                                         -----------------------
                                            AS OF SEPTEMBER 30, 2000 (UNAUDITED)

                                         PBHG STRATEGIC SMALL COMPANY FUND PSSCX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT-FIBER OPTICS -- 1.6%
Exfo Electro-Optical Engineering*       1,500      $       65
Newport                                 9,500           1,513
                                                   ----------
                                                        1,578
--------------------------------------------------------------------------------
TELECOMMUNICATIONS SERVICES -- 0.8%
Adelphia Business Solutions*            8,400              99
Latitude Communications*               15,700             122
RCN*                                   11,100             230
Savvis Communications*                 43,200             389
                                                   ----------
                                                          840
--------------------------------------------------------------------------------
WEB HOSTING/PUBLISHING -- 0.6%
Verity*                                17,500             625
                                                   ----------
                                                          625
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 0.7%
Glenayre Technologies*                  6,800              74
Proxim*                                10,600             472
Western Multiplex*                     11,200             180
                                                   ----------
                                                          726
                                                   ----------
TOTAL TECHNOLOGY (COST $24,553)                        36,087
                                                   ----------
--------------------------------------------------------------------------------
TRANSPORTATION -- 1.3%
AIRLINES -- 0.2%
Midway Airlines*                       36,800             196
                                                   ----------
                                                          196
--------------------------------------------------------------------------------
TRANSPORTATION-AIR FREIGHT -- 0.2%
EGL*                                    7,200             218
                                                   ----------
                                                          218
--------------------------------------------------------------------------------
TRANSPORTATION-TRUCK -- 0.9%
American Freightways*                   2,600              40
Covenant Transportation*               17,800             166
Hunt (J.B.) Transportation Services    11,100             142
Landstar Systems*                       3,700             165
Swift Transportation*                   9,600             125
Us Xpress Enterprises*                 26,500             167
USfreightways*                          5,800             132
                                                   ----------
                                                          937
                                                   ----------
TOTAL TRANSPORTATION (COST $1,745)                      1,351
                                                   ----------
--------------------------------------------------------------------------------
UTILITIES -- 1.4%
ELECTRIC-INTEGRATED -- 0.8%
CMS Energy                              5,800             156
Idacorp                                 4,000             186
Madison Gas & Electric                    500              11
Western Resources                      19,700             426
                                                   ----------
                                                          779
--------------------------------------------------------------------------------

                                      Shares/Face      Market
Description                          Amount (000)    Value (000)
--------------------------------------------------------------------------------
GAS-DISTRIBUTION -- 0.5%
Atmos Energy                            6,300      $      130
Semco Energy                            6,100              94
UGI                                    10,000             242
                                                   ----------
                                                          466
--------------------------------------------------------------------------------
WATER -- 0.1%
Philadelphia Suburban                   6,300             146
                                                   ----------
                                                          146
                                                   ----------
TOTAL UTILITIES (COST $1,200)                           1,391
                                                   ----------
TOTAL COMMON STOCK (COST $67,112)                      93,331
                                                   ----------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 6.4%
J.P. Morgan
   6.60%, dated 09/29/00, matures 10/02/00,
   repurchase price $6,497,005
   (collateralized by U.S. Government
   Agency Instruments: total market
   value $6,624,107) (A)               $6,493           6,493
                                                   ----------
TOTAL REPURCHASE AGREEMENT (COST $6,493)                6,493
                                                   ----------
TOTAL INVESTMENTS-- 98.9% (COST $73,605)               99,824
                                                   ----------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 1.1%
TOTAL OTHER ASSETS AND LIABILITIES, NET                 1,064
                                                   ----------
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class (authorized 200 million
   shares -- $0.001 par value) based on 4,749,380
   outstanding shares of common stock                  62,755
Accumulated net investment loss                          (298)
Accumulated net realized gain on investments           12,212
Net unrealized appreciation on investments             26,219
                                                   ----------
TOTAL NET ASSETS -- 100.0%                         $  100,888
                                                   ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                     $21.24
                                                       ======
* Non-Income Producing Security
(A) -- Tri-Party Repurchase Agreement
ADR -- American Depository Receipt
Cl -- Class


The accompanying notes are an integral part of the financial statements.

                                [LOGO OMITTED] 61

            THE PBHG FUNDS, INC.

PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND (UNAUDITED)

 PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND PBGTX


     INVESTMENT FOCUS
           STYLE

Value    Blend    Growth
------------------------
                    X    Large
------------------------
                         Medium       MARKET CAPITALIZATION
------------------------
                         Small
------------------------




                          AVERAGE ANNUAL TOTAL RETURN 1
                              AS OF SEPTEMBER 30, 2000

--------------------------------------------------------------------------------
                                                                  Cumulative
                                                             Inception to Date 2
--------------------------------------------------------------------------------
  PBHG Global Technology &
     Communications Fund                                          13.10%
--------------------------------------------------------------------------------


                     COMPARISON OF CHANGE IN THE VALUE OF A
                      $10,000 INVESTMENT IN THE PBHG GLOBAL
                  TECHNOLOGY & COMMUNICATIONS FUND, VERSUS THE
  SOUNDVIEW TECHNOLOGY INDEX AND THE LIPPER SCIENCE & TECHNOLOGY FUNDS AVERAGE

                PBHG
               Global               MSCI        Soundview         Lipper
            Technology &          World Free   Technology   Science & Technology
         Communications Fund       Index 3       Index 4      Funds Average 5
5/31/00       10,000               10,000        10,000          10,000
6/30/00       11,820               10,335        10,612          11,737
7/31/00       11,570               10,043         9,386          11,140
8/31/00       12,750               10,369         9,763          12,882
9/30/00       11,310                9,816         9,404          11,601

1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
2 The PBHG Global Technology & Communications Fund commenced operations on May
  31, 2000.
3 The MSCI World Free Index is the Morgan Stanley Capital International Index that reflects the performance of both the developed and the emerging equity markets of the world. The Index excludes the performance impact of companies that are restricted with respect to foreign investors. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance.
4 The Soundview Technology Index is an equal dollar weighted index designed to measure the performance of the technology industry. It is comprised of 100 major technology companies chosen by Soundview Financial Group. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance.
5 The Lipper Science & Technology Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Science & Technology category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Fund's past or future performance.


COUNTRY WEIGHTINGS - AT SEPTEMBER 30, 2000

Canada            6%
Finland           1%
France            3%
Germany           1%
Hong Kong         5%
Japan             7%
South Korea       1%
Spain             1%
United Kingdom    3%
United States    67%
Cash              5%

% of Total Portfolio Investments


TOP TEN HOLDINGS - SEPTEMBER 30, 2000

Palm                                              6.1%
Nortel Networks                                   4.8%
Furukawa Electric                                 4.3%
Ciena                                             3.5%
Sycamore Networks                                 3.5%
Network Appliance                                 3.4%
China Unicom ADR                                  3.4%
Sun Microsystems                                  3.1%
Infospace                                         3.0%
Corning                                           2.9%
------------------------------------------------------
% of Total Portfolio Investments                 38.0%

                                [LOGO OMITTED] 62

                         THE PBHG FUNDS, INC.

                                                         SCHEDULE OF INVESTMENTS
                                                         -----------------------
                                            AS OF SEPTEMBER 30, 2000 (UNAUDITED)

                              PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND PBGTX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 93.6%
CANADA -- 6.4%
Celestica*                             17,900      $    1,240
GT Group Telecommunications*           36,700             484
Nortel Networks*                       83,300           4,962
                                                   ----------
                                                        6,686
--------------------------------------------------------------------------------
FINLAND -- 1.2%
Nokia ADR*                             31,600           1,258
                                                   ----------
                                                        1,258
--------------------------------------------------------------------------------
FRANCE -- 2.6%
Alcatel Alsthom ADR*                   44,400           2,792
                                                   ----------
                                                        2,792
--------------------------------------------------------------------------------
GERMANY -- 1.5%
Infineon Technologies ADR*             32,300           1,534
                                                   ----------
                                                        1,534
--------------------------------------------------------------------------------
HONG KONG -- 4.5%
China Mobile ADR*                      39,300           1,275
China Unicom ADR*                     160,300           3,496
                                                   ----------
                                                        4,771
--------------------------------------------------------------------------------
IRELAND -- 0.4%
Trintech Group ADR*                    18,900             380
                                                   ----------
                                                          380
--------------------------------------------------------------------------------
JAPAN -- 6.8%
Crosswave Communications ADR*         160,000           1,640
Furukawa Electric*                    160,000           4,420
NTT ADR*                                3,900             559
Softbank*                               5,700             533
                                                   ----------
                                                        7,152
--------------------------------------------------------------------------------
SOUTH KOREA -- 0.5%
Korea Telecom ADR*                     17,300             582
                                                   ----------
                                                          582
--------------------------------------------------------------------------------
SPAIN -- 0.8%
Telefonica Sa*                         14,400             856
                                                   ----------
                                                          856
--------------------------------------------------------------------------------
UNITED KINGDOM -- 2.9%
Autonomy ADR*                          19,000           1,045
Colt Telecom ADR*                       3,000             331
Marconi ADR*                           37,450           1,025
Vodafone Airtouch ADR*                 16,600             614
                                                   ----------
                                                        3,015
--------------------------------------------------------------------------------
UNITED STATES -- 66.0%
Adobe Systems*                         14,100           2,189
Affymetrix*                            12,000             599
America Online*                        19,800           1,064
Applied Micro Circuits*                11,500           2,381
Ariba*                                 16,900           2,421
Art Technology*                        26,200           2,483

                                    Shares/Face        Market
Description                        Amount (000)      Value (000)
--------------------------------------------------------------------------------
UNITED STATES -- CONTINUED
Avanex*                                 4,600      $      495
Ciena*                                 29,800           3,660
Comcast, Cl A*                         31,200           1,277
Corning*                               10,100           3,000
EMC*                                   21,600           2,141
Globespan*                             21,100           2,574
Globix*                                57,200           1,334
Informatica*                           25,000           2,331
Infospace*                            104,000           3,146
Intersil Holding*                      50,000           2,494
JDS Uniphase*                          18,640           1,765
Juniper Networks*                      11,600           2,540
McLeodUSA*                             95,100           1,361
MRV Communications*                    15,400             698
Network Appliance*                     27,900           3,554
Next Level Communications*             12,600             833
NTL*                                   17,500             810
Palm*                                 118,600           6,278
PMC-Sierra*                             5,400           1,162
SDL*                                    6,300           1,949
Storage Networks*                      11,400           1,165
Sun Microsystems*                      27,500           3,211
Sycamore Networks*                     33,500           3,618
Veritas Software*                      15,600           2,215
Vitria Technology*                     48,500           2,261
Yahoo*                                 10,000             910
                                                   ----------
                                                       69,503
                                                   ----------
TOTAL COMMON STOCK (COST $100,196)                     98,529
                                                   ----------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 4.7%
UBS Warburg, LLC
   6.60%, dated 09/29/00, matures 10/02/00,
   repurchase price $4,912,041
   (collateralized by U.S. Government
   Agency Instruments: total market
   value $5,009,659) (A)               $4,909           4,909
                                                   ----------
TOTAL REPURCHASE AGREEMENT (COST $4,909)                4,909
                                                   ----------
TOTAL INVESTMENTS-- 98.3% (COST $105,105)          $  103,438
                                                   ==========

Percentages are based on Net Assets of $105,271,520.
* Non-Income Producing Security
(A) -- Tri-Party Repurchase Agreement
ADR -- American Depository Receipt
Cl --  Class


The accompanying notes are an integral part of the financial statements.

                                [LOGO OMITTED] 63

                     This page is left intentionally blank.


                                [LOGO OMITTED] 64


                                                                                                                THE PBHG FUNDS, INC.

                                                                                          STATEMENTS OF ASSETS AND LIABILITIES (000)
                                                                                          ------------------------------------------
                                                                                                      SEPTEMBER 30, 2000 (UNAUDITED)


                                                                                 ---------       -------------     -----------------
                                                                                    PBHG                                 PBHG
                                                                                 LARGE CAP           PBHG          GLOBAL TECHNOLOGY
                                                                                    VALUE        INTERNATIONAL      & COMMUNICATIONS
                                                                                    FUND             FUND                FUND
                                                                                 ---------       -------------     -----------------
ASSETS:
     Investment securities (Cost $58,949, $8,265, and $100,196,
       respectively) at market value                                              $61,679           $8,594           $ 98,529
     Repurchase Agreements (Cost $12,552 and $4,909, respectively)
       at market value                                                             12,552               --              4,909
     Cash                                                                             315              478              3,626
     Foreign currency (Cost $11)                                                       --               11                 --
     Dividends and interest receivable                                                120               14                 24
     Receivable for capital shares sold                                               300               70                187
     Receivable for investment securities sold                                     12,572              147              5,936
                                                                                  -------           ------           --------
     Total assets                                                                  87,538            9,314            113,211
                                                                                  -------           ------           --------
LIABILITIES:
     Payable for investment securities purchased                                   22,082               --              7,738
     Payable for capital shares redeemed                                               --               --                  2
     Accrued expenses                                                                  50               21                199
                                                                                  -------           ------           --------
     Total liabilities                                                             22,132               21              7,939
                                                                                  -------           ------           --------
NET ASSETS:
     Fund shares of PBHG Class (authorized 200 million shares for each of the PBHG Large Cap Value Fund, PBHG International
       Fund, and PBHG Global Technology & Communications Fund -- $0.001
       par value) based on 4,920,429, 827,706 and 9,309,224 outstanding
       shares of common stock                                                      59,040            7,393            107,249
     Undistributed net investment income/accumulated net investment loss              295              (65)              (413)
     Accumulated net realized gain on investments                                   3,341            1,636                103
     Net unrealized appreciation (depreciation) on investments                      2,730              329             (1,667)
                                                                                  -------           ------           --------
     NET ASSETS                                                                   $65,406           $9,293           $105,272
                                                                                  -------           ------           --------
     NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                      $13.29           $11.23             $11.31
                                                                                  =======           ======           ========


Amounts designated as "--" are either $0 or have been rounded to $0.



The accompanying notes are an integral part of the financial statements.

                                [LOGO OMITTED] 65

            THE PBHG FUNDS, INC.

STATEMENTS OF OPERATIONS (000)
------------------------------
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2000 (UNAUDITED)


                                        ---------     ---------      ---------     ---------       ---------    -------  ----------
                                                         PBHG           PBHG           PBHG          PBHG                   PBHG
                                          PBHG         EMERGING       LARGE CAP       SELECT         CORE        PBHG     LARGE CAP
                                         GROWTH         GROWTH         GROWTH         EQUITY        GROWTH      LIMITED      20
                                          FUND           FUND           FUND           FUND          FUND        FUND      FUND 2
                                        ---------     ---------      ---------     ---------       ---------    -------  ----------
INVESTMENT INCOME:
  Dividends                            $       383     $     29       $   223       $     21         $   32     $    6    $    375
  Interest                                  16,440        3,868         1,285          5,261            361        504       3,068
  Less: Foreign Taxes Withheld                  --           --            --             (3)            (2)        --          (7)
                                       -----------     --------       -------       --------         ------     ------    --------
   Total Investment Income                  16,823        3,897         1,508          5,279            391        510       3,436
                                       -----------     --------       -------       --------         ------     ------    --------
EXPENSES:
  Investment Advisory Fees                  24,800        5,179         1,182          6,935            698        676       4,325
  Administrative Fees                        4,377          914           236          1,224            123        101         763
  Transfer Agent Fees                        5,480        1,266           276          1,370            178         68         752
  Registration and Filing Fees                 170           26            60            228             10          3          31
  Printing Fees                                725          139            38            229             19         14         101
  Professional Fees                            122           27             6             31              4          3          22
  Custodian Fees                               100           19             6             23              7          3          14
  Directors' Fees                               36            8             2              9              1          1           6
  Miscellaneous Fees                           191           30             8             40             (1)         3          12
  Line of Credit                               110           29             5             21              3          3          19
  Interest Expense                              --           --            --            109             18         --          --
  Distribution Fees 1                          161           --            --             --             --         --          --
                                       -----------     --------       -------       --------         ------     ------    --------
      TOTAL EXPENSES                        36,272        7,637         1,819         10,219          1,060        875       6,045
                                       -----------     --------       -------       --------         ------     ------    --------
  Waiver of Investment Advisory Fees            --           --            --             --             --         --          --
                                       -----------     --------       -------       --------         ------     ------    --------
  Advisory Fee Recaptured                       --           --            --             --             --         --          --
                                       -----------     --------       -------       --------         ------     ------    --------
      Net Expenses                          36,272        7,637         1,819         10,219          1,060        875       6,045
                                       -----------     --------       -------       --------         ------     ------    --------
  NET INVESTMENT INCOME (LOSS)             (19,449)      (3,740)         (311)        (4,940)          (669)      (365)     (2,609)
                                       -----------     --------       -------       --------         ------     ------    --------
  Net Realized Gain (Loss) from
    Security Transactions                  665,459       (6,414)        2,881       (202,744)         1,890      4,249      36,537
  Net Realized Gain (Loss) on Foreign
    Currency Transactions                       --           --            --             --             --         --          --
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments       (1,125,809)     (24,673)       11,363        122,054          6,905     (3,625)    (78,796
                                       -----------     --------       -------       --------         ------     ------    --------
  NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS AND FOREIGN
    CURRENCY TRANSACTIONS                 (460,350)     (31,087)       14,244        (80,690)         8,795        624     (42,259)
                                       -----------     --------       -------       --------         ------     ------    --------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS            ($479,799)    ($34,827)      $13,933       ($85,630)        $8,126       $259    ($44,868)
                                       -----------     --------       -------       --------         ------     ------    --------
                                       -----------     --------       -------       --------         ------     ------    --------


1. All distribution fees are incurred in the Advisor Class. Currently, only the PBHG Growth Fund offers Advisor Class Shares.
2. The PBHG Global Technology & Communications Fund commenced operations on May 31, 2000.



Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.




                                                                                        THE PBHG FUNDS, INC.



                                    -------------   ----------  ----------   ---------    ----------   -------------  --------
                                        PBHG          PBHG         PBHG        PBHG          PBHG                       PBHG
                                         NEW        LARGE CAP     MID-CAP    SMALL CAP      FOCUSED        PBHG         CASH
                                    OPPORTUNITIES     VALUE        VALUE       VALUE         VALUE     INTERNATIONAL  RESERVES
                                        FUND          FUND         FUND        FUND          FUND          FUND         FUND
                                    -------------   ----------  ----------   ---------    ----------   -------------  --------

INVESTMENT INCOME:
  Dividends                        $     10        $  412        $  414     $   322         $ 180       $   114           --
  Interest                              619           185           261         551           100            --      $16,063
  Less: Foreign Taxes Withheld           --            --            --          --            --           (14)          --
                                   --------        ------        ------     -------          ----        ------      -------
   Total Investment Income              629           597           675         873           280           100       16,063
                                   --------        ------        ------     -------          ----        ------      -------
EXPENSES:
  Investment Advisory Fees              973           172           331         644           154            51          751
  Administrative Fees                   146            40            59          97            27             8          374
  Transfer Agent Fees                    77            54            72         144            33            22          131
  Registration and Filing Fees          (22)           13            15          31            14             6            8
  Printing Fees                          19             5             7          13             4             1           53
  Professional Fees                       5             1             2           2             1            --           10
  Custodian Fees                         10             7             8          12             4            13           17
  Directors' Fees                         1            --            --           1            --            --            3
  Miscellaneous Fees                      2             2             4           5             1             1           --
  Line of Credit                         (2)            1             2           2             1            --           --
  Interest Expense                       33             3            13          --            --            --           --
  Distribution Fees 1                    --            --            --          --            --            --           --
                                   --------        ------        ------     -------          ----        ------      -------
      TOTAL EXPENSES                  1,242           298           513         951           239           102        1,347
                                   --------        ------        ------     -------          ----        ------      -------
  Waiver of Investment Advisory
    Fees                                 --            --            --          --            --            --           --
                                   --------        ------        ------     -------          ----        ------      -------
  Advisory Fee Recaptured                 1            --            --          15            --            --           --
                                   --------        ------        ------     -------          ----        ------      -------
      Net Expenses                    1,243           298           513         966           239           102        1,347
                                   --------        ------        ------     -------          ----        ------      -------
  NET INVESTMENT INCOME (LOSS)         (614)          299           162         (93)           41            (2)      14,716
                                   --------        ------        ------     -------          ----        ------      -------
  Net Realized Gain (Loss) from
     Security Transactions            6,090         3,406         2,364       8,085          (138)          469           --
  Net Realized Gain (Loss) on
     Foreign Currency Transactions       --            --            --          --            --           (23)          --
  Net Change in Unrealized
     Appreciation (Depreciation)
     on Investments                 (87,238)        1,232         1,536       2,990          (347)       (1,901)          --
                                   --------        ------        ------     -------          ----        ------      -------
  NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS AND
     FOREIGN CURRENCY TRANSACTIONS  (81,148)        4,638         3,900      11,075          (485)       (1,455)          --
                                   --------        ------        ------     -------          ----        ------      -------
  INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                    ($81,762)       $4,937        $4,062     $10,982         ($444)      ($1,457)     $14,716
                                   --------        ------        ------     -------          ----        ------      -------
                                   --------        ------        ------     -------          ----        ------      -------






                                   --------------    ------------     -----------------
                                        PBHG             PBHG               PBHG
                                    TECHNOLOGY &       STRATEGIC      GLOBAL TECHNOLOGY
                                   COMMUNICATIONS        SMALL         & COMMUNICATIONS
                                        FUND         COMPANY FUND           FUND 2
                                   --------------    ------------     -----------------

INVESTMENT INCOME:
  Dividends                         $     38           $  123              $   184
  Interest                             4,274              186                   --
  Less: Foreign Taxes Withheld            (2)              --                   --
                                    --------           ------               ------
   Total Investment Income             4,310              309                  184
                                    --------           ------               ------
EXPENSES:
  Investment Advisory Fees            13,867              405                  436
  Administrative Fees                  2,447               61                   44
  Transfer Agent Fees                  2,662               77                   70
  Registration and Filing Fees           125               15                   12
  Printing Fees                          351                9                    7
  Professional Fees                       70                2                    1
  Custodian Fees                          47               11                   25
  Directors' Fees                         20                1                   --
  Miscellaneous Fees                      51                6                    9
  Line of Credit                          52                2                    1
  Interest Expense                       330               --                   --
  Distribution Fees 1                     --               --                   --
                                    --------           ------               ------
      TOTAL EXPENSES                  20,022              589                  605
                                    --------           ------               ------
  Waiver of Investment Advisory
    Fees                                  --               --                   (8)
                                    --------           ------               ------
  Advisory Fee Recaptured                 --               20                   --
                                    --------           ------               ------
      Net Expenses                    20,022              609                  597
                                    --------           ------               ------
  NET INVESTMENT INCOME (LOSS)       (15,712)            (300)               (413)
                                    --------           ------               ------
  Net Realized Gain (Loss) from
     Security Transactions          (109,074)           3,389                  103
  Net Realized Gain (Loss) on
     Foreign Currency Transactions        --               --                   --
  Net Change in Unrealized
     Appreciation (Depreciation)
     on Investments                 (188,188)           4,181               (1,667)
                                    --------           ------               ------
  NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS AND
     FOREIGN CURRENCY TRANSACTIONS  (297,262)           7,570               (1,564)
                                    --------           ------               ------
  INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                    ($312,974)          $7,270              ($1,977)
                                    --------           ------               ------
                                    --------           ------               ------

1. All distribution fees are incurred in the Advisor Class. Currently, only the PBHG Growth Fund offers Advisor Class Shares.

2. The PBHG Global Technology & Communications Fund commenced operations on May 31, 2000.



Amounts designated as "--" are either $0 or have been rounded to $0.


                             [LOGO OMITTED] 66 & 67

THE PBHG FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS (000)
-----------------------------------------
FOR THE SIX MONTH PERIOD
ENDED SEPTEMBER 30, 2000 (UNAUDITED) AND
THE PERIOD ENDING MARCH 31, 2000


                                        -------------------------     ---------------------------    ---------------------------
                                                   PBHG                           PBHG                          PBHG
                                                  GROWTH                     EMERGING GROWTH              LARGE CAP GROWTH
                                                   FUND                           FUND                          FUND
                                        -------------------------     ---------------------------    ---------------------------
                                           4/1/00         4/1/99          4/1/00         4/1/99         4/1/00          4/1/99
                                             to             to              to             to             to              to
                                           9/30/00        3/31/00         9/30/00        3/31/00        9/30/00         3/31/00
                                        ----------     ----------     -----------     -----------    ----------       ----------
INVESTMENT ACTIVITIES:
   Net Investment Loss                  $  (19,449)    $  (35,010)    $   (3,740)     $   (6,447)    $     (311)      $ (1,212)
   Net Realized Gain (Loss)
     from Security Transactions            665,459      1,444,408         (6,414)        253,905          2,881         73,256
   Net Realized Gain (Loss) on
     Foreign Currency Transactions              --             --             --              --             --             --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments and
     Foreign Currency Transactions      (1,125,809)     2,040,376        (24,673)        356,132         11,363         36,253
                                        ----------     ----------     ----------      ----------     ----------       --------
   Net Increase (Decrease) in Net Assets
     Resulting from Operations            (479,799)     3,449,774        (34,827)        603,590         13,933        108,297
                                        ----------     ----------     ----------      ----------     ----------       --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income                        --             --             --             --              --             --
   Net Realized Gains from Security
     Transactions                               --       (146,848)            --         (31,621)            --        (38,911)
                                        ----------     ----------     ----------      ----------     ----------       --------
   Total Distributions                          --       (146,848)            --         (31,621)            --        (38,911)
                                        ----------     ----------     ----------      ----------     ----------       --------
CAPITAL SHARE TRANSACTIONS:
   PBHG Class
   Shares Issued                        10,803,349      8,396,419      2,822,167       4,764,340        376,993        161,752
   Shares Issued upon Reinvestment of
     Distributions                              --        140,393              --         30,659             --         36,766
   Shares Redeemed                     (10,950,497)    (8,520,260)    (2,908,697)     (4,766,038)      (144,028)      (155,028)
                                        ----------     ----------     ----------      ----------     ----------       --------
   Total PBHG Class Transactions          (147,148)        16,552        (86,530)         28,961        232,965         43,490
                                        ----------     ----------     ----------      ----------     ----------       --------
   Shares Issued                            27,178         30,264             --             --              --             --
   Shares Issued upon Reinvestment of
     Distributions                              --          3,951              --            --              --             --
                                        ----------     ----------     ----------      ----------     ----------       --------
   Shares Redeemed                         (29,545)       (39,497)            --             --              --             --
                                        ----------     ----------     ----------      ----------     ----------       --------
   Total Advisor Class Transactions         (2,367)        (5,282)            --             --              --             --
                                        ----------     ----------     ----------      ----------     ----------       --------
   Increase (Decrease) in Net Assets
     Derived from Capital Share
      Transactions                        (149,515)        11,270        (86,530)         28,961        232,965         43,490
                                        ----------     ----------     ----------      ----------     ----------       --------
   Total Increase (Decrease) in
     Net Assets                           (629,314)     3,314,196       (121,357)        600,930        246,898        112,876
                                        ----------     ----------     ----------      ----------     ----------       --------
NET ASSETS:
   Beginning of Period                   6,609,171      3,294,975      1,336,938         736,008        256,965        144,089
                                        ----------     ----------     ----------      ----------     ----------       --------
   End of Period                        $5,979,857     $6,609,171     $1,215,581      $1,336,938     $  503,863       $256,965
                                        ==========     ==========     ==========      ==========     ==========       ========
SHARES ISSUED AND REDEEMED:
   PBHG Class
   Shares Issued                           211,486        207,463         78,868         166,771          9,940          4,845
   Shares Issued upon Reinvestment
     of Distributions                           --          3,293             --             987             --          1,370
   Shares Redeemed                        (213,498)      (232,422)       (80,984)       (170,053)        (4,052)        (5,381)
                                        ----------     ----------     ----------      ----------     ---------        --------
   Total PBHG Class Share Transactions      (2,012)       (21,666)        (2,116)         (2,295)         5,888            834
                                        ----------     ----------     ----------      ----------     ---------        --------
   Advisor Class
   Shares Issued                               535            693             --              --             --             --
   Shares Issued upon Reinvestment of
      Distributions                             --             94             --              --             --             --
     Shares Redeemed                          (562)        (1,033)            --              --             --             --
                                        ----------     ----------     ----------      ----------     ---------        --------
   Total Advisor Class Share Transactions      (27)          (246)            --              --             --             --
                                        ----------     ----------     ----------      ----------     ---------        --------
   Net Increase (Decrease) in Shares
     Outstanding                            (2,039)       (21,912)        (2,116)         (2,295)         5,888            834
                                        ==========     ==========     ==========      ==========     ==========       ========

    Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                               [LOGO OMITTED] 68

                                                                                     THE PBHG FUNDS, INC.


 -------------------------    ---------------------------      -------------------------     ------------------------
          PBHG                           PBHG                           PBHG                           PBHG
      SELECT EQUITY                   CORE GROWTH                      LIMITED                     LARGE CAP 20
          FUND                           FUND                           FUND                           FUND
 -------------------------    ---------------------------      -------------------------     ------------------------
  4/1/00         4/1/99          4/1/00         4/1/99         4/1/00          4/1/99         4/1/00         4/1/99
    to             to              to             to             to              to             to             to
  9/30/00        3/31/00         9/30/00        3/31/00        9/30/00         3/31/00        9/30/00        3/31/00
 ---------    -----------     ----------       ---------       --------       ---------     ----------    ----------

$   (4,940)   $   (3,460)     $     (669)      $ (1,127)       $   (365)      $   (869)     $   (2,609)   $   (5,093)

  (202,744)      243,578           1,890         68,016           4,249         48,591          36,537       272,534

        --            --              --             --              --         51,160              --            --


   122,054       255,606           6,905         16,011          (3,625)            --         (78,796)      242,817
----------    ----------      ----------       --------        --------       --------      ----------    ----------

   (85,630)      495,724           8,126         82,900             259         98,882         (44,868)      510,258
----------    ----------      ----------       --------        --------       --------      ----------    ----------

        --           --               --             --              --             --              --            --

        --       (56,886)             --             --              --        (22,649)             --      (104,393)
----------    ----------      ----------       --------        --------       --------      ----------    ----------
        --       (56,886)             --             --              --        (22,649)             --      (104,393)
----------    ----------      ----------       --------        --------       --------      ----------    ----------


 3,533,634     2,772,860         194,048        303,542           4,067         20,694         681,809       768,942

        --        55,117              --             --              --         21,960              --       100,719
(3,083,439)   (1,811,421)       (177,293)      (306,828)        (14,552)       (71,768)       (564,837)     (795,143)
----------    ----------      ----------       --------        --------       --------      ----------    ----------
   450,195     1,016,556          16,755         (3,286)        (10,485)       (29,114)        116,972        74,518
----------    ----------      ----------       --------        --------       --------      ----------    ----------
        --            --              --             --              --             --              --           --

        --            --              --             --              --             --              --            --
----------    ----------      ----------       --------        --------       --------      ----------    ----------
        --            --              --             --              --             --              --            --
----------    ----------      ----------       --------        --------       --------      ----------    ----------
        --            --              --             --              --             --              --            --
----------    ----------      ----------       --------        --------       --------      ----------    ----------


   450,195     1,016,556          16,755         (3,286)        (10,485)       (29,114)        116,972        74,518
----------    ----------      ----------       --------        --------       --------      ----------    ----------

   364,565     1,455,394          24,881         79,614         (10,226)        47,119          72,104       480,383
----------    ----------      ----------       --------        --------       --------      ----------    ----------

 1,691,298       235,904         166,099         86,485         155,130        108,011       1,083,460       603,077
----------    ----------      ----------       --------        --------       --------      ----------    ----------
$2,055,863    $1,691,298      $  190,980       $166,099        $144,904       $155,130      $1,155,564    $1,083,460
==========    ==========      ==========       ========        ========       ========      ==========    ==========


    50,957        41,645           6,901         14,737             194          1,126          16,680        22,265

        --         1,153              --             --              --          1,270              --         3,214
   (45,621)      (30,157)         (6,369)       (15,398)           (688)        (4,722)        (14,427)      (26,069)
----------    ----------      ----------       --------        --------       --------      ----------    ----------
     5,336        12,641             532           (661)           (494)        (2,326)          2,253          (590)
----------    ----------      ----------       --------        --------       --------      ----------    ----------

        --            --              --             --              --             --              --            --

        --            --              --             --              --             --              --            --
        --            --              --             --              --             --              --            --
----------    ----------      ----------       --------        --------       --------      ----------    ----------
        --            --              --             --              --             --              --            --
----------    ----------      ----------       --------        --------       --------      ----------    ----------

     5,336        12,641             532           (661)           (494)        (2,326)          2,253          (590)
==========    ==========      ==========       ========        ========       ========      ==========    ==========



                               [LOGO OMITTED] 69

THE PBHG FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS (000) -- C0NTINUED
------------------------------------------------------

                                                -----------------------     ----------------------       ---------------------
                                                         PBHG                         PBHG                        PBHG
                                                   NEW OPPORTUNITIES             LARGE CAP VALUE              MID-CAP VALUE
                                                         FUND                         FUND                        FUND
                                                -----------------------     ----------------------       ---------------------
                                                 4/1/00        4/1/99         4/1/00       4/1/99          4/1/00      4/1/99
                                                   to            to             to           to              to          to
                                                 9/30/00       3/31/00        9/30/00      3/31/00         9/30/00     3/31/00
                                                --------      ---------     ---------      -------       ---------   ---------
INVESTMENT ACTIVITIES:
   Net Investment Income (Loss)                 $   (614)     $ (1,630)     $    299    $     266        $    162    $     (65)
   Net Realized Gain (Loss) from Security
     Transactions                                  6,090       124,962         3,406        5,419           2,364       10,140
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                     --           --             --          --               --           --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments and Foreign
     Currency Transactions                       (87,238)      126,277         1,232         (715)          1,536        4,710
                                                --------      --------      --------    ---------        --------    ---------
   Net Increase (Decrease) in Net Assets
     Resulting from Operations                   (81,762)      249,609         4,937        4,970           4,062       14,785
                                                --------      --------      --------    ---------        --------    ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income                              --           --             --         (192)             --           (4)
   Net Realized Gains from Security
     Transactions                                     --       (11,102)           --       (8,414)             --      (11,964)
                                                --------      --------      --------    ---------        --------    ---------
   Total Distributions                                --       (11,102)           --       (8,606)             --      (11,968)
                                                --------      --------      --------    ---------        --------    ---------
CAPITAL SHARE TRANSACTIONS:
   PBHG Class
   Shares Issued                                 107,033       423,099        98,517       30,431         155,635       62,855
   Shares Issued upon Reinvestment of
     Distributions                                    --        10,730            --        8,390              --       11,660
   Shares Redeemed                              (230,429)     (333,478)      (70,970)     (47,185)       (102,820)     (73,623)
                                                --------      --------      --------    ---------        --------    ---------
   Total PBHG Class Transactions                (123,396)      100,351        27,547       (8,364)         52,815          892
                                                --------      --------      --------    ---------        --------    ---------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions            (123,396)      100,351        27,547       (8,364)         52,815          892
                                                --------      --------      --------    ---------        --------    ---------
   Total Increase (Decrease) in Net Assets      (205,158)      338,858        32,484      (12,000)         56,877        3,709
                                                --------      --------      --------    ---------        --------    ---------
NET ASSETS:
   Beginning of Period                           355,600        16,742        32,922       44,922          60,690       56,981
                                                --------      --------      --------    ---------        --------    ---------
   End of Period                                $150,442      $355,600      $ 65,406    $  32,922        $117,567    $  60,690
                                                ========      ========      ========    =========        ========    =========
SHARES ISSUED AND REDEEMED:
   PBHG Class
   Shares Issued                                   1,383         7,591         7,866        2,408          10,688        4,370
   Shares Issued upon Reinvestment of
     Distributions                                    --           192            --          715              --        1,026
   Shares Redeemed                                (3,106)       (5,178)       (5,697)      (3,616)         (7,305)      (4,780)
                                                --------      --------      --------    ---------        --------    ---------
   Total PBHG Class Share Transactions            (1,723)        2,605         2,169         (493)          3,383          616
                                                --------      --------      --------    ---------        --------    ---------
   Net Increase (Decrease) in Shares Outstanding  (1,723)        2,605         2,169         (493)          3,383          616
                                                ========      ========      ========    =========        ========    =========


    Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.

                                                          [LOGO OMITTED]   70


                                                                                          THE PBHG FUNDS, INC.


----------------------          ----------------------           ---------------------       ---------------------------
         PBHG                           PBHG                             PBHG                            PBHG
    SMALL CAP VALUE                 FOCUSED VALUE                    INTERNATIONAL                   CASH RESERVES
         FUND                           FUND                             FUND                            FUND
----------------------          ----------------------           ---------------------       ---------------------------
  4/1/00       4/1/99            4/1/00        4/1/99            4/1/00       4/1/99            4/1/00        4/1/99
    to           to                to            to                to           to                to            to
  9/30/00      3/31/00           9/30/00       3/31/00           9/30/00      3/31/00           9/30/00       3/31/00
---------    ---------          --------      --------           --------   ---------        -----------   -------------

$    (93)    $   (390)           $    41      $    (5)           $    (2)   $     (72)       $    14,716   $      9,315

   8,085        13,720              (138)       2,109                469        3,924                 --            (12)

      --           --                 --          --                 (23)         (38)                --            --


   2,990        20,816              (347)       2,437             (1,901)      (1,438)                --            --
--------     ---------           -------      -------            -------    ---------        -----------   -----------

  10,982        34,146              (444)       4,541             (1,457)       2,376             14,716          9,303
--------     ---------           -------      -------            -------    ---------        -----------   ------------

      --           --                 --          --                  --          --             (14,718)        (9,312)
      --           --                 --         (305)                --         (781)                --            --
--------     ---------           -------      -------            -------    ---------        -----------   ------------
      --           --                 --         (305)                --         (781)           (14,718)        (9,312)
--------     ---------           -------      -------            -------    ---------        -----------   ------------


 187,600       105,635            53,947       20,548              6,386       38,500         17,564,490     12,080,349
      --           --                 --          304                 --          749             10,293          6,503
 (80,756)     (116,934)          (32,625)      (6,190)            (7,018)     (41,682)       (17,908,646)   (11,651,624)
--------     ---------           -------      -------            -------    ---------        -----------   ------------
 106,844       (11,299)           21,322       14,662               (632)      (2,433)          (333,863)       435,228
--------     ---------           -------      -------            -------    ---------        -----------   ------------

 106,844       (11,299)           21,322       14,662               (632)      (2,433)          (333,863)       435,228
--------     ---------           -------      -------            -------    ---------        -----------   ------------
 117,826        22,847            20,878       18,898             (2,089)        (838)          (333,865)       435,219
--------     ---------           -------      -------            -------    ---------        -----------   ------------

  92,634        69,787            22,556        3,658             11,382       12,220            579,458        144,239
--------     ---------           -------      -------            -------    ---------        -----------   ------------
$210,460     $  92,634           $43,434      $22,556            $ 9,293    $  11,382        $   245,593   $    579,458
========     =========           =======      =======            =======    =========        ===========   ============


   9,502         7,348             3,077        1,289                540        3,260         17,564,490     12,080,349
      --           --                 --           24                 --           59             10,293          6,503
  (4,283)       (8,540)           (1,886)        (445)              (592)      (3,493)       (17,908,646)   (11,651,624)
--------     ---------           -------      -------            -------    ---------        -----------   ------------
   5,219        (1,192)            1,191          868                (52)        (174)          (333,863)       435,228
--------     ---------           -------      -------            -------    ---------        -----------   ------------
   5,219        (1,192)            1,191          868                (52)        (174)          (333,863)       435,228
========     =========           =======      =======            =======    =========        ===========   ============



                                [LOGO OMITTED] 71

            THE PBHG FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS (000) -- CONCLUDED
-------------------------------------------------------


                                                 --------------------------       ------------------------     -------------------
                                                      PBHG TECHNOLOGY &               PBHG STRATEGIC               PBHG GLOBAL
                                                       COMMUNICATIONS                  SMALL COMPANY              & TECHNOLOGY
                                                            FUND                           FUND                COMMUNICATIONS FUND
                                                 --------------------------       ------------------------     -------------------
                                                   4/1/00          4/1/99          4/1/00          4/1/99            5/31/00 1
                                                     to              to              to              to                 to
                                                   9/30/00         3/31/00         9/30/00         3/31/00            9/30/00
                                                 ----------      ----------       ---------      ---------          ---------
INVESTMENT ACTIVITIES:
   Net Investment Loss                           $  (15,712)     $  (13,642)      $   (300)      $    (497)         $   (413)
   Net Realized Gain (Loss) from Security
     Transactions                                  (109,074)        931,007          3,389          20,058               103
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments and Foreign
     Currency Transactions                         (188,188)        545,653          4,181          17,961            (1,667)
                                                 ----------      ----------       --------       ---------          --------
   Net Increase (Decrease) in Net Assets
     Resulting from Operations                     (312,974)      1,463,018          7,270          37,522            (1,977)
                                                 ----------      ----------       --------       ---------          --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income                                 --             --              --             --                 --
   Net Realized Gains from Security Transactions         --        (117,239)            --          (4,358)               --
                                                 ----------      ----------       --------       ---------          --------
   Total Distributions                                   --        (117,239)            --          (4,358)               --
                                                 ----------      ----------       --------       ---------          --------
CAPITAL SHARE TRANSACTIONS:
   PBHG Class
   Shares Issued                                  7,081,301       7,338,547         61,875          65,830           151,463
   Shares Issued upon Reinvestment of
     Distributions                                       --         112,647             --           4,220                --
   Shares Redeemed                               (7,251,083)     (5,489,432)       (43,482)        (76,018)          (44,214)
                                                 ----------      ----------       --------       ---------          --------
   Total PBHG Class Transactions                   (169,782)      1,961,762         18,393          (5,968)          107,249
                                                 ----------      ----------       --------       ---------          --------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions               (169,782)      1,961,762         18,393          (5,968)          107,249
                                                 ----------      ----------       --------       ---------          --------
   Total Increase (Decrease) in Net Assets         (482,756)      3,307,541         25,663          27,196           105,272
                                                 ----------      ----------       --------       ---------          --------
NET ASSETS:
   Beginning of Period                            3,843,946         536,405         75,225          48,029                --
                                                 ----------      ----------       --------       ---------          --------
   End of Period                                 $3,361,190      $3,843,946       $100,888       $  75,225          $105,272
                                                 ==========      ==========       ========       =========          ========
SHARES ISSUED AND REDEEMED:
   PBHG Class
   Shares Issued                                     98,608         129,967          3,125           4,970            13,064
   Shares Issued upon Reinvestment of
     Distributions                                       --           1,941             --             300                --
   Shares Redeemed                                 (100,800)       (106,139)        (2,266)         (5,936)           (3,755)
                                                 ----------      ----------       --------       ---------          --------
   Total PBHG Class Share Transactions               (2,192)         25,769            859            (666)            9,309
                                                 ----------      ----------       --------       ---------          --------
   Net Increase (Decrease) in Shares Outstanding     (2,192)         25,769            859            (666)            9,309
                                                 ==========      ==========       ========       =========          ========


   1. The PBHG Global Technology & Communications Fund commenced operations on May 31, 2000.


    Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.

                                [LOGO OMITTED] 72


                                                                        THE PBHG FUNDS, INC.

                                                                                                                FINANCIAL HIGHLIGHTS
                                                                                                             -----------------------
                                                                                      FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                                                                 FOR THE PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)




           NET                          REALIZED AND                                                        NET
          ASSET              NET         UNREALIZED         DISTRIBUTIONS          DISTRIBUTIONS           ASSET
          VALUE          INVESTMENT       GAINS OR            FROM NET                 FROM                VALUE
        BEGINNING          INCOME         (LOSSES)           INVESTMENT               CAPITAL               END           TOTAL
        OF PERIOD          (LOSS)       ON SECURITIES          INCOME                  GAINS             OF PERIOD       RETURN
------------------------------------------------------------------------------------------------------------------------------------
----------------
PBHG GROWTH FUND
----------------

  PBHG CLASS

  2000** 2 $58.73         $(0.17)           $(4.44)               --                     --                $54.12          (7.85)%+
  2000 2    24.51          (0.33)            36.14                --                    $(1.59)             58.73         148.57%
  1999 2    28.23          (0.24)            (3.48)               --                     --                 24.51         (13.18)%
  1998      21.06          (0.26)             7.43                --                     --                 28.23          34.05 %
  1997      25.30          (0.10)            (4.14)               --                     --                 21.06         (16.76)%
  1996      16.70          (0.06)             8.66                --                     --                 25.30          51.50 %

  PBHG ADVISOR CLASS
  2000** 2 $58.19         $(0.23)          $ (4.39)               --                     --                $53.57          (7.94)%+
  2000 2    24.35          (0.42)            35.85                --                    $(1.59)             58.19         147.98%
  1999 2    28.12          (0.30)            (3.47)               --                     --                 24.35         (13.41)%
  1998      21.03          (0.15)             7.24                --                     --                 28.12          33.71 %
  1997 1    25.42          (0.06)            (4.33)               --                     --                 21.03         (17.27)%+

-------------------------
PBHG EMERGING GROWTH FUND
-------------------------

  PBHG Class
  2000** 2 $40.00         $(0.11)          $ (1.06)               --                     --                $38.83          (2.92)%+
  2000 2    20.61          (0.21)            20.76                --                    $(1.16)             40.00         101.33%
  1999 2    25.83          (0.18)            (4.96)               --                     (0.08)             20.61         (19.91)%
  1998      19.26          (0.24)             6.81                --                     --                 25.83          34.11 %
  1997      23.07          (0.11)            (2.87)               --                     (0.83)             19.26         (13.71)%
  1996      16.10          (0.07)             8.03                --                     (0.99)             23.07          50.16 %

--------------------------
PBHG LARGE CAP GROWTH FUND
--------------------------

  PBHG Class
  2000** 2 $38.37         $(0.04)           $ 1.71                --                     --                $40.04           4.35%+
  2000 2    24.57          (0.23)            21.32                --                    $(7.29)             38.37          98.60%
  1999 2    22.69          (0.16)             3.53                --                     (1.49)             24.57          15.90%
  1998      14.26          (0.19)             8.82                --                     (0.20)             22.69          60.80 %
  1997      14.53          (0.05)            (0.21)               --                     (0.01)             14.26          (1.77)%
  1996 4    10.00          (0.03)             4.97                --                     (0.41)             14.53          50.47 %+

-----------------------
PBHG SELECT EQUITY FUND
-----------------------

  PBHG Class
  2000** 2 $77.81         $(0.21)          $ (1.66)               --                     --                $75.94          (2.40)%+
  2000 2    25.93          (0.34)            58.71                --                    $(6.49)             77.81         240.82%
  1999 2    24.15          (0.21)             1.99                --                     --                 25.93           7.37%
  1998      15.91          (0.44)             8.68                --                     --                 24.15          51.79 %
  1997      17.27          (0.13)            (1.03)               --                     (0.20)             15.91          (6.94)%
  1996 4    10.00          (0.05)             7.68                --                     (0.36)             17.27          77.75 %+

---------------------
PBHG CORE GROWTH FUND
---------------------

  PBHG CLASS
  2000** 2 $30.25         $(0.12)           $ 1.58                --                     --                $31.71           4.83%+
  2000 2    14.06          (0.20)            16.39                --                     --                 30.25         115.15%
  1999 2    13.53          (0.14)             0.67                --                     --                 14.06           3.92%
  1998      10.34          (0.33)             3.52                --                     --                 13.53          30.85 %
  1997      11.82          (0.09)            (1.39)               --                     --                 10.34         (12.52)%
  1996 3    10.00          --                 1.82                --                     --                 11.82          18.20 %+



                                                                                                RATIO
                                                  RATIO                                        OF NET
                                                 OF NET                RATIO                 INVESTMENT
                NET                            INVESTMENT           OF EXPENSES             INCOME (LOSS)
              ASSETS            RATIO            INCOME             TO AVERAGE               TO AVERAGE
                END          OF EXPENSES         (LOSS)             NET ASSETS               NET ASSETS                 PORTFOLIO
             OF PERIOD       TO AVERAGE        TO AVERAGE           (EXCLUDING               (EXCLUDING                 TURNOVER
               (000)         NET ASSETS        NET ASSETS            WAIVERS)                 WAIVERS)                    RATE
-----------------------------------------------------------------------------------------------------------------------------------
----------------
PBHG GROWTH FUND
----------------

  PBHG CLASS
  2000** 2     $5,848,783       1.24%*           (0.67)%*                1.24%*                 (0.67)%*                  44.99%+
  2000 2        6,465,234       1.23%            (0.90)%                 1.23%                  (0.90)%                  107.73%
  1999 2        3,228,740       1.32%            (0.99)%                 1.32%                  (0.99)%                   80.51%
  1998          5,338,380       1.26%            (0.74)%                 1.26%                  (0.74)%                   94.21%
  1997          4,634,138       1.25%            (0.69)%                 1.25%                  (0.69)%                   64.89%
  1996          3,298,666       1.48%            (0.79)%                 1.48%                  (0.79)%                   44.64%

  PBHG ADVISOR CLASS
  2000** 2     $  131,074       1.49%*           (0.92)%*                1.49%*                 (0.92)%*                  44.99%+
  2000 2          143,937       1.48%            (1.15)%                 1.48%                  (1.15)%                  107.73%
  1999 2           66,235       1.57%            (1.24)%                 1.57%                  (1.24)%                   80.51%
  1998             89,227       1.51%            (1.02)%                 1.51%                  (1.02)%                   94.21%
  1997 1           12,991       1.53%*           (1.11)%*                1.53%*                 (1.11)%*                  64.89%+

-------------------------
PBHG EMERGING GROWTH FUND
-------------------------

  PBHG Class
  2000** 2    $1,215,581        1.25%*           (0.61)%*                1.25%*                 (0.61)%*                  28.95%+
  2000 2       1,336,938        1.24%            (0.76)%                 1.24%                  (0.76)%                  141.81%
  1999 2         736,008        1.34%            (0.80)%                 1.34%                  (0.80)%                  101.53%
  1998         1,404,157        1.27%            (0.80)%                 1.27%                  (0.80)%                   95.21%
  1997         1,195,620        1.28%            (0.36)%                 1.28%                  (0.36)%                   47.75%
  1996           689,705        1.47%            (0.42)%                 1.47%                  (0.42)%                   97.05%

--------------------------
PBHG LARGE CAP GROWTH FUND
--------------------------

  PBHG Class
  2000** 2     $  503,863       1.15%*           (0.20)%*                1.15%*                 (0.20)%*                  49.95%+
  2000 2          256,965       1.17%            (0.79)%                 1.17%                  (0.79)%                  184.36%
  1999 2          144,089       1.25%            (0.71)%                 1.25%                  (0.71)%                   46.16%
  1998            145,662       1.22%            (0.79)%                 1.22%                  (0.79)%                   46.56%
  1997            119,971       1.23%            (0.47)%                 1.23%                  (0.47)%                   51.70%
  1996 4           53,759       1.50%*           (0.66)%*                2.07%*                 (1.23)%*                 116.75%+

-----------------------
PBHG SELECT EQUITY FUND
-----------------------

  PBHG Class
  2000** 2    $2,055,863        1.25%*           (0.61)%*                1.25%*                 (0.61)%*                  53.48%+
  2000 2       1,691,298        1.18%            (0.68)%                 1.18%                  (0.68)%                  200.56%
  1999 2         235,904        1.34%            (0.90)%                 1.34%                  (0.90)%                   56.59%
  1998           336,076        1.35%            (1.15)%                 1.35%                  (1.15)%                   72.16%
  1997           372,486        1.26%            (0.76)%                 1.26%                  (0.76)%                   71.70%
  1996 4         202,796        1.50%*           (0.74)%*                1.73%*                 (0.97)%*                 206.22%+

---------------------
PBHG CORE GROWTH FUND
---------------------

  PBHG CLASS
  2000** 2    $  190,980        1.29%*           (0.82)%*                1.29%*                 (0.82)%*                  63.64%+
  2000 2         166,099        1.33%            (1.02)%                 1.33%                  (1.02)%                  312.32%
  1999 2          86,485        1.45%            (1.16)%                 1.45%                  (1.16)%                  120.93%
  1998           165,510        1.35%            (1.07)%                 1.35%                  (1.07)%                   72.78%
  1997           283,995        1.36%            (0.77)%                 1.36%                  (0.77)%                   46.75%
  1996 3          31,092        1.50%*           (0.18)%*                2.92%*                 (1.60)%*                  17.00%+


The accompanying notes are an integral part of the financial statements.

                               [LOGO OMITTED] 73

            THE PBHG FUNDS, INC.

FINANCIAL HIGHLIGHTS -- CONCLUDED
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)





           NET                                     REALIZED AND                                                             NET
          ASSET                  NET                UNREALIZED                DISTRIBUTIONS          DISTRIBUTIONS         ASSET
          VALUE              INVESTMENT              GAINS OR                   FROM NET                 FROM              VALUE
        BEGINNING              INCOME                (LOSSES)                  INVESTMENT               CAPITAL             END
        OF PERIOD              (LOSS)              ON SECURITIES                 INCOME                  GAINS           OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
-----------------
PBHG LIMITED FUND
-----------------

  PBHG CLASS
  2000** 2 $23.11               $(0.06)              $  0.25                      --                   --                  $23.30
  2000 2    11.95                (0.12)                15.20                      --                  $(3.92)               23.11
  1999 2    14.08                (0.10)                (1.45)                     --                   (0.58)               11.95
  1998       9.05                (0.10)                 5.53                      --                   (0.40)               14.08
  1997 6    10.00                 0.02                 (0.93)                    $(0.03)               (0.01)                9.05

----------------------
PBHG LARGE CAP 20 FUND
----------------------

  PBHG CLASS
  2000** 2 $44.34               $(0.11)              $ (0.93)                     --                   --                  $43.30
  2000 2    24.10                (0.25)                26.26                      --                  $(5.77)               44.34
  1999 2    15.98                (0.12)                 8.46                      --                   (0.22)               24.10
  1998       9.25                (0.07)                 6.80                      --                   --                   15.98
  1997 7    10.00                (0.01)                (0.73)                    $(0.01)               --                    9.25

---------------------------
PBHG NEW OPPORTUNITIES FUND
---------------------------

  PBHG CLASS
  2000** 2 $98.19               $(0.24)              $(18.71)                     --                   --                  $79.24
  2000 2    16.47                (0.71)                85.60                      --                  $(3.17)               98.19
  1999 10   13.52                (0.01)                 2.96                      --                   --                   16.47

-------------------------
PBHG LARGE CAP VALUE FUND
-------------------------

  PBHG CLASS
  2000** 2 $11.97                $0.07                $ 1.25                      --                   --                  $13.29
  2000      13.85                 0.12                  1.78                     $(0.08)              $(3.70)               11.97
  1999      13.01                 0.08                  2.45                      (0.10)               (1.59)               13.85
  1998      10.11                 0.02                  3.84                      (0.06)               (0.90)               13.01
  1997 8    10.00                 0.02                  0.09                      --                   --                   10.11
-----------------------
PBHG MID-CAP VALUE FUND
-----------------------

  PBHG CLASS
  2000** 2 $13.82               $ 0.03                $ 1.27                      --                   --                  $15.12
  2000 2    15.09                (0.02)                 5.03                      --                  $(6.28)               13.82
  1999      15.30               --                      0.92                      --                   (1.13)               15.09
  1998 9    10.00                (0.01)                 6.00                      --                   (0.69)               15.30

-------------------------
PBHG SMALL CAP VALUE FUND
-------------------------

  PBHG CLASS
  2000** 2 $18.75               $(0.01)               $ 1.98                      --                   --                  $20.72
  2000 2    11.38                (0.08)                 7.45                      --                   --                   18.75
  1999 2    15.38                (0.09)                (3.06)                     --                  $(0.85)               11.38
  1998 9    10.00                (0.03)                 6.15                      --                   (0.74)               15.38

-----------------------
PBHG FOCUSED VALUE FUND
-----------------------

  PBHG CLASS
  2000** 2 $18.51               $ 0.02                $(0.50)                     --                   --                  $18.03
  2000 2    10.46                (0.01)                 8.93                      --                  $(0.87)               18.51
  1999 10   10.32                --                     0.14                      --                   --                   10.46




                                                                                                        RATIO
                                                                 RATIO                                OF NET
                                                                 OF NET             RATIO            INVESTMENT
                               NET                             INVESTMENT        OF EXPENSES        INCOME (LOSS)
                             ASSETS             RATIO            INCOME          TO AVERAGE          TO AVERAGE
                               END           OF EXPENSES         (LOSS)          NET ASSETS          NET ASSETS           PORTFOLIO
              TOTAL         OF PERIOD        TO AVERAGE        TO AVERAGE        (EXCLUDING          (EXCLUDING           TURNOVER
             RETURN           (000)          NET ASSETS        NET ASSETS         WAIVERS)            WAIVERS)              RATE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------
PBHG LIMITED FUND
-----------------

  PBHG CLASS
  2000** 2    0.82%+        $  144,904          1.29%*           (0.54)%*           1.29%*             (0.54)%*            28.62%+
  2000 2    137.27%            155,130          1.32%            (0.76)%            1.32%              (0.76)%            107.78%
  1999 2    (11.01)%           108,011          1.40%            (0.81)%            1.40%              (0.81)%            111.07%
  1998       60.78 %           178,168          1.40%            (0.72)%            1.40%              (0.72)%             81.36%
  1997 6     (9.15)%+          137,520          1.42%*            0.33%*            1.42%*              0.33%*             75.46%+

----------------------
PBHG LARGE CAP 20 FUND
----------------------

  PBHG CLASS
  2000** 2   (2.35)%+       $1,155,564          1.19%*           (0.51)%*           1.19%*             (0.51)%*            54.42%+
  2000 2    117.88%          1,083,460          1.23%            (0.82)%            1.23%              (0.82)%            147.35%
  1999 2     52.52%            603,077          1.27%            (0.64)%            1.27%              (0.64)%             76.41%
  1998       72.76%            192,631          1.41%            (0.79)%            1.41%              (0.79)%             98.27%
  1997 7     (7.40)%+           69,819          1.50%*            0.17 %*           1.50%*              0.17 %*            43.98%+

---------------------------
PBHG NEW OPPORTUNITIES FUND
---------------------------

  PBHG CLASS
  2000** 2  (19.29)%+       $  150,442          1.28%*           (0.63)%*           1.28%*             (0.63)%*           137.57%+
  2000 2    529.94%            355,600          1.34%            (1.15)%            1.34%              (1.15)%            668.31%
  1999 10    21.82%+            16,742          1.50%*           (0.80)%*           1.59%*             (0.89)%*           109.43%+

-------------------------
PBHG LARGE CAP VALUE FUND
-------------------------

  PBHG CLASS
  2000** 2   11.03%+       $    65,406          1.13%*            1.13%*            1.13%*              1.13%*            608.70%+
  2000       14.25%             32,922          1.11%             0.71%             1.11%               0.71%            1018.03%
  1999       20.29%             44,922          1.01%             0.59%             1.01%               0.59%             568.20%
  1998       39.47%             76,476          1.17%             0.98%             1.17%               0.98%             403.59%
  1997 8      1.10%+            26,262          1.50%*            1.61%*            1.74%*              1.37%*              0.00%+
-----------------------
PBHG MID-CAP VALUE FUND
-----------------------

  PBHG CLASS
  2000** 2    9.41%+        $  117,567          1.32%*            0.42%*            1.32%*              0.42%*            119.37%+
  2000 2     42.21%             60,690          1.44%            (0.15)%            1.44%              (0.15)%            742.57%
  1999        8.35%             56,981          1.33%             0.01%             1.33%               0.01%             732.73%
  1998 9     61.06%+            54,173          1.47%*           (0.17)%*           1.47%*             (0.17)%*           399.96%+

-------------------------
PBHG SMALL CAP VALUE FUND
-------------------------

  PBHG CLASS
  2000** 2   10.51%+        $  210,460          1.50%*           (0.14)%*           1.50%*             (0.14)%*           110.71%+
  2000 2     64.76%             92,634          1.50%            (0.56)%            1.58%              (0.64)%            352.85%
  1999 2    (20.93)%            69,787          1.48%            (0.71)%            1.48%              (0.71)%            273.87%
  1998 9     62.27%+           125,834          1.49%*           (0.52)%*           1.49%*             (0.52)%*           263.04%+

-----------------------
PBHG FOCUSED VALUE FUND
-----------------------

  PBHG CLASS
  2000** 2   (2.59)%+       $   43,434          1.32%*            0.23%*            1.32%*              0.23%*            172.51%+
  2000 2     89.17%             22,556          1.50%            (0.10)%            1.55%              (0.15)%            853.36%
  1999 10     1.36%+             3,658          1.50%*            0.09%*            2.67%*             (1.08)%*           173.09%+


The accompanying notes are an integral part of the financial statements.


                                [LOGO OMITTED] 74

                                                            THE PBHG FUNDS, INC.





                NET                                        REALIZED AND                                                       NET
               ASSET                     NET                UNREALIZED            DISTRIBUTIONS        DISTRIBUTIONS         ASSET
               VALUE                 INVESTMENT              GAINS OR               FROM NET               FROM              VALUE
             BEGINNING                 INCOME                (LOSSES)              INVESTMENT             CAPITAL             END
             OF PERIOD                 (LOSS)              ON SECURITIES             INCOME                GAINS           OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
-----------------------
PBHG INTERNATIONAL FUND
-----------------------

  PBHG CLASS
  2000** 2     $12.94                   --                     $(1.71)                --                  --               $11.23
  2000 2        11.60                  $(0.08)                   2.30                 --                 $(0.88)            12.94
  1999 11       12.04                   (0.14)                   0.29                $(0.17)              (0.42)            11.60
  1998          11.26                   (0.03)                   1.83                 --                  (1.02)            12.04
  1997          10.55                   --                       0.71                 --                  --                11.26
  1996           9.13                   (0.04)                   1.46                 --                  --                10.55

-----------------------
PBHG CASH RESERVES FUND
-----------------------

  PBHG CLASS
  2000** 2     $ 1.00                   $0.03                   --                   $(0.03)              --                $1.00
  2000           1.00                    0.05                   --                    (0.05)              --                 1.00
  1999           1.00                    0.05                   --                    (0.05)              --                 1.00
  1998           1.00                    0.05                   --                    (0.05)              --                 1.00
  1997           1.00                    0.05                   --                    (0.05)              --                 1.00
  1996 4         1.00                    0.05                   --                    (0.05)              --                 1.00

-------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS FUND
-------------------------------------

  PBHG CLASS
  2000** 2     $85.02                  $(0.35)                $ (6.54)                --                  --               $78.13
  2000 2        27.59                   (0.54)                  62.84                 --                 $(4.87)            85.02
  1999 2        19.27                   (0.19)                   8.80                 --                  (0.29)            27.59
  1998          14.63                   (0.23)                   5.72                 --                  (0.85)            19.27
  1997          12.48                   (0.05)                   2.55                 --                  (0.35)            14.63
  1996 5        10.00                   (0.02)                   2.50                 --                  --                12.48

---------------------------------
PBHG STRATEGIC SMALL COMPANY FUND
---------------------------------

  PBHG CLASS
  2000** 2     $19.34                  $(0.07)                 $ 1.97                 --                  --               $21.24
  2000 2        10.54                   (0.13)                  10.18                 --                 $(1.25)            19.34
  1999 2        12.89                   (0.11)                  (1.78)                --                  (0.46)            10.54
  1998           8.86                   (0.11)                   5.01                 --                  (0.87)            12.89
  1997 8        10.00                   --                      (1.14)                --                  --                 8.86

--------------------------------------------
PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND
--------------------------------------------

  PBHG CLASS
  2000** 2, 12 $10.00                  $(0.06)                 $ 1.37                 --                  --               $11.31



                                                                                                     RATIO
                                                               RATIO                                OF NET
                                                               OF NET            RATIO             INVESTMENT
                              NET               NET          INVESTMENT       OF EXPENSES         INCOME (LOSS)
                            ASSETS             RATIO          INCOME          TO AVERAGE           TO AVERAGE
                              END           OF EXPENSES       (LOSS)          NET ASSETS           NET ASSETS             PORTFOLIO
             TOTAL         OF PERIOD        TO AVERAGE      TO AVERAGE        (EXCLUDING           (EXCLUDING             TURNOVER
             RETURN          (000)          NET ASSETS      NET ASSETS         WAIVERS)             WAIVERS)                RATE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------
PBHG INTERNATIONAL FUND
-----------------------

  PBHG CLASS
  2000** 2   (13.21)%+    $    9,293          2.00%*          (0.03)%*           2.00%*             (0.03)%*               34.19%+
  2000 2      19.29%          11,382          2.00%           (0.62)%            2.00%              (0.62)%                90.17%
  1999 11      1.42%          12,220          1.97%           (0.35)%            1.97%              (0.35)%                59.74%
  1998        17.46%          20,905          2.00%           (0.13)%            2.00%              (0.13)%                85.94%
  1997         6.73%          21,265          2.22%           (0.32)%            2.22%              (0.32)%                74.82%
  1996        15.55%          11,243          2.25%           (0.22)%            3.03%              (1.00)%               140.26%

-----------------------
PBHG CASH RESERVES FUND
-----------------------

  PBHG CLASS
  2000** 2     6.03%*     $  245,593          0.54%*           5.90%*            0.54%*              5.90%*               N/A
  2000         4.81%         579,458          0.69%            4.78%             0.69%               4.78%                N/A
  1999         4.84%         144,239          0.70%            4.72%             0.70%               4.72%                N/A
  1998         5.13%         117,574          0.68%            5.00%             0.68%               5.00%                N/A
  1997         4.89%         341,576          0.68%            4.79%             0.68%               4.79%                N/A
  1996 4       5.24%*         99,001          0.70%*           5.05%*            0.88%*              4.87%*               N/A

-------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS FUND
-------------------------------------

  PBHG CLASS
  2000** 2    (8.09)%+    $3,361,190          1.23%*          (0.96)%*           1.23%*             (0.96)%*              119.09%+
  2000 2     233.99%       3,843,946          1.19%           (0.96)%            1.19%              (0.96)%               362.38%
  1999 2      45.33%         536,405          1.34%           (0.96)%            1.34%              (0.96)%               276.07%
  1998        38.29%         495,697          1.30%           (0.91)%            1.30%              (0.91)%               259.89%
  1997        19.59%         493,156          1.33%           (0.59)%            1.33%              (0.59)%               289.91%
  1996 5      24.82%+         61,772          1.50%*          (0.50)%*           2.00%*             (1.00)%*              125.99%+

---------------------------------
PBHG STRATEGIC SMALL COMPANY FUND
---------------------------------

  PBHG CLASS
  2000** 2     9.82%+     $  100,888          1.50%*          (0.74)%*           1.50%*             (0.74)%*               83.70%+
  2000 2      99.74%          75,225          1.50%           (0.93)%            1.55%              (0.98)%               240.55%
  1999 2     (14.52)%         48,029          1.50%           (0.97)%            1.54%              (1.01)%               140.89%
  1998        56.54 %        111,983          1.45%           (0.92)%            1.45%              (0.92)%               215.46%
  1997 8     (11.40)%+        61,382          1.50%*           0.18%*            1.50%*              0.18%*                88.88%+

--------------------------------------------
PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND
--------------------------------------------

  PBHG CLASS
  2000** 2, 12 13.10%+    $  105,272          2.05%*          (1.42)%*           2.08%*             (1.45)%*              100.51%+

 *  Annualized
**  For the six month period ended September 30, 2000.
  + Total returns and portfolio turnover have not been annualized.
  1 The PBHG Growth Fund Advisor Class commenced operations on August 16, 1996.
  2 Per share calculations were performed using average shares for the period.
  3 The PBHG Core Growth Fund commenced operations on December 29, 1995.
  4 The PBHG Large Cap Growth Fund, the PBHG Select Equity Fund, and the PBHG Cash Reserves Fund commenced operations on
    April 5, 1995.
  5 The PBHG Technology & Communications Fund commenced operations on September 29, 1995.
  6 The PBHG Limited Fund commenced operations on June 28, 1996.
  7 The PBHG Large Cap 20 Fund commenced operations on November 29, 1996.
  8 The PBHG Large Cap Value Fund and the PBHG Strategic Small Company Fund commenced operations on December 31, 1996.
  9 The PBHG Mid-Cap Value and the PBHG Small Cap Value Funds commenced operations April 30, 1997.
 10 The PBHG New Opportunities Fund and the PBHG Focused Value Fund commenced operations on February 12, 1999.
 11 Distributions from net investment income include $0.1659 of distribution in excess of net investment income.
 12 The PBHG Global Technology & Communications Fund commenced operations on May 31, 2000.

Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.


                                [LOGO OMITTED] 75

            THE PBHG FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS
-----------------------------
AS OF SEPTEMBER 30, 2000 (UNAUDITED)



1. ORGANIZATION

The PBHG Funds, Inc. (the "Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with seventeen series: the PBHG Growth Fund (the "Growth Fund"), the PBHG Emerging Growth Fund (the "Emerging Growth Fund"), the PBHG Large Cap Growth Fund (the "Large Cap Growth Fund"), the PBHG Select Equity Fund (the "Select Equity Fund"), the PBHG Core Growth Fund (the "Core Growth Fund"), the PBHG Limited Fund (the "Limited Fund"), the PBHG Large Cap 20 Fund (the "Large Cap 20 Fund"), the PBHG New Opportunities Fund (the "New Opportunities Fund"), the PBHG Large Cap Value Fund (the "Large Cap Value Fund"), the PBHG Mid-Cap Value Fund (the "Mid-Cap Value Fund"), the PBHG Small Cap Value Fund (the "Small Cap Value Fund"), the PBHG Focused Value Fund (the "Focused Value Fund"), the PBHG International Fund (the "International Fund"), the PBHG Technology & Communications Fund (the "Technology & Communications Fund"), the PBHG Strategic Small Company Fund (the "Strategic Small Company Fund") and the PBHG Global Technology & Communications Fund (the "Global Technology & Communications Fund"), (collectively referred to as the "Equity Portfolios"), and the PBHG Cash Reserves Fund (the "Cash Reserves Fund") (each a "Portfolio" and, collectively, the "Portfolios"). Each Portfolio is classified as a diversified management investment company, with the exception of the Large Cap 20, the Focused Value, the Technology & Communications, and the Global Technology & Communications Funds which are classified as non-diversified management investment companies. Each Portfolio's prospectus provides a description of its investment objectives, policies and investment strategies. The Fund is registered to offer two classes of shares, PBHG Class and Advisor Class, formerly known as the "Trust Class." Currently, the Advisor Class of shares is only offered by the Growth Fund. The assets of each Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held.



2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Portfolios.

SECURITY VALUATION -- Investment securities of the Equity Portfolios that are listed on a securities exchange and for which market quotations are available are valued at the last quoted sales price on each business day (normally 4:00 p.m. Eastern time). If there is no such reported sale, these securities and unlisted securities for which market quotations are readily available, are valued at the last bid price. However, debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term investments may be valued at amortized cost which approximates market value. Foreign securities are valued based upon quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Directors believes accurately reflects fair value. The values of investment securities held by the Cash Reserves Fund are stated at amortized cost, which approximates market value. Under this valuation method, acquisition discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income is recognized on the accrual basis. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of acquisition discounts and premiums during the respective holding periods.

DIVIDENDS -- Dividends from net investment income for the Equity Portfolios are declared annually, if available. Dividends from net investment income for the Cash Reserves Fund are declared daily and paid monthly. Distributions of net realized capital gains, for each Portfolio, are generally made to shareholders annually, if available.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of March 31, 2000, attributable to certain net operating losses which for tax purposes, are not available to offset future income or have been used to offset net short-term capital gains, and the utilization of earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes, have been reclassified to the following accounts:

                                            ACCUMULATED NET    UNDISTRIBUTED NET
                          PAID-IN-CAPITAL    REALIZED GAIN     INVESTMENT INCOME
                               (000)             (000)               (000)
                          ---------------   ---------------    -----------------
Growth Fund                  $632,959         $(667,969)           $35,010
Emerging Growth Fund          150,279          (156,726)             6,447
Large Cap Growth Fund          19,966           (21,178)             1,212
Select Equity Fund            174,473          (177,933)             3,460
Core Growth Fund               18,845           (19,975)             1,130
Limited Fund                   11,306           (12,175)               869
Large Cap 20 Fund             103,605          (108,696)             5,091
New Opportunities Fund         72,343           (73,973)             1,630
Large Cap Value Fund            5,143            (4,993)              (150)
Mid-Cap Value Fund             10,619           (10,683)                64
Small Cap Value Fund            3,324            (3,669)               345
Focused Value Fund                734              (739)                 5
International Fund              1,895            (1,960)                65
Cash Reserves Fund                 --                --                 --
Technology &
   Communications Fund        704,923          (718,565)            13,642
Strategic Small Company Fund    8,204            (8,684)               480

The Global Technology & Communications Fund had not yet commenced operations on March 31, 2000.

These reclassifications have no effect on net assets or net asset value per share.

FEDERAL INCOME TAXES -- It is each Portfolio's intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

NET ASSET VALUE PER SHARE -- The net asset value per share is calculated each business day by dividing the total value of each Portfolio's assets, less liabilities, by the number of shares outstanding.


                                [LOGO OMITTED] 76

                                                            THE PBHG FUNDS, INC.



REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by a third party custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by the Fund's Board of Directors require that the market value of the collateral including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a Portfolio may be delayed or limited.

FOREIGN CURRENCY TRANSLATION -- The books and records of the International and Global Technology & Communications Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

   (I) market value of investment securities, other assets and liabilities at the current rate of exchange; and

  (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The International and Global Technology & Communications Funds do not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

The International and Global Technology & Communications Funds report gains and losses on foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income or loss for Federal income tax purposes.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- In connection with portfolio purchases and sales of securities denominated in a foreign currency, the International and Global Technology & Communications Funds may enter into forward foreign currency exchange contracts. Foreign currency exchange contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Realized gains or losses arising from such transactions are included in net realized gain (loss) from foreign currency transactions. At September 30, 2000, there were no forward foreign currency contracts outstanding for the International and Global Technology & Communications Funds.

OTHER -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the Portfolios on the basis of relative net assets. Class specific expenses, such as 12b-1 service fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Portfolio are allocated to the respective class on the basis of the relative net assets each day.


USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.


3.  INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND
    OTHER TRANSACTIONS WITH AFFILIATES

The Fund and Pilgrim Baxter & Associates, Ltd. (the "Adviser") are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser is paid a monthly fee at an annual rate of 0.85% of the average daily net assets of the Growth, Emerging Growth, Select Equity, Core Growth, Large Cap 20, Mid-Cap Value, Focused Value and Technology & Communications Funds, 0.75% of the average daily net assets of the Large Cap Growth Fund, 0.65% of the Large Cap Value Fund, 1.00% of the average daily net assets of the Limited, New Opportunities, Small Cap Value, International and Strategic Small Company Funds, 1.50% of the average daily net assets of the Global Technology & Communications Fund, and 0.30% of the average daily net assets of the Cash Reserves Fund.

In the interest of limiting expenses of the Portfolios, the Adviser has entered into expense limitation agreements with the Fund ("Expense Limitation Agreements"), with respect to the Core Growth, Limited, Large Cap 20, New Opportunities, Large Cap Value, Mid-Cap Value, Small Cap Value, Focused Value, Strategic Small Company and Global Technology & Communications Funds, pursuant to which the Adviser has agreed to waive or limit its fees and to assume other expenses of these Portfolios to the extent necessary to limit the total annual expenses (expressed as a percentage of the Portfolios' average daily net assets) to 1.50%, to not more than 2.25% of the average daily net assets of the International Fund and to not more than 2.15% of the average daily net assets of the Global Technology & Communications Fund. Reimbursement by the Portfolios of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreements during any of the previous two fiscal years may be made at a later date when the Portfolios have reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense rate of each Portfolio to exceed 1.50% for the Core Growth, Limited, Large Cap 20, New Opportunities, Large Cap Value, Mid-Cap Value, Small Cap Value, Focused Value and Strategic Small Company Funds, 2.15% for the Global Technology & Communications Fund and 2.25% for the International Fund. Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio's assets exceed $75 million; (ii) the Portfolio's total annual expense ratio is less than 1.50% for the Core Growth, Limited, Large Cap 20, New Opportunities, Large Cap Value, Mid-Cap Value, Small Cap Value, Focused Value and Strategic Small Company Funds, 2.25% for the International Fund and 2.15% for the Global Technology and Communications Fund, and (iii) the payment of such reimbursement was approved by the Board of Directors on a quarterly basis. At September 30, 2000, the amount of advisory fee waiver and reimbursement of third party expenses by the Adviser subject to possible reimbursement were as follows:


   Small Cap Value Fund                     $42,611
   Strategic Small Company Fund             $32,160
   Focused Value Fund                       $ 5,317
   Global Technology & Communications Fund  $ 8,328

Pilgrim Baxter Value Investors, Inc. (formerly Newbold's Asset Management, Inc.), a wholly-owned subsidiary of the Adviser serves as the sub-adviser to the Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund, Focused Value Fund and the Strategic Small Company Fund. For its services provided pursuant to its Investment Sub-Advisory Agreement with the Adviser and the Fund, Pilgrim Baxter Value Investors receives a fee from the Adviser at an annual rate of 0.40%, 0.50%, 0.65%, 0.40% and 0.30%, respectively, of the average daily net assets of the Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund, Focused Value Fund and the Strategic Small Company Fund. Pilgrim Baxter Value Investors receives no fees directly from the Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund, Focused Value Fund or the Strategic Small Company Fund.

Murray Johnstone International, Ltd. ("Murray Johnstone") serves as the sub-adviser to the International Fund. For its services provided pursuant to its Investment Sub-Advisory Agreement with the Adviser and the Fund, Murray Johnstone receives a fee from the Adviser at an annual rate of 0.50% of the International Fund's average daily net assets. Murray Johnstone receives no fees directly from the International Fund.



                                [LOGO OMITTED] 77

            THE PBHG FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS -- CONCLUDED
------------------------------------------
AS OF SEPTEMBER 30, 2000 (UNAUDITED)


Wellington Management Company, LLP ("WMC") serves as the sub-adviser to the Cash Reserves Fund. For its services provided pursuant to the Investment Sub-Advisory Agreement with the Adviser and the Fund, WMC is entitled to receive a fee from the Adviser, computed daily and paid monthly, at an annual rate equal to 0.075% of the Cash Reserves Fund's average daily net assets up to and including $500 million and 0.020% of the Cash Reserves Fund's average daily net assets over $500 million, but subject to a minimum annual fee of $50,000. WMC may, from time to time, waive all or a portion of its fee from the Adviser. WMC receives no fees directly from the Cash Reserves Fund.

PBHG Fund Services (the "Administrator"), a wholly-owned subsidiary of the Adviser, provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of each Portfolio.

SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in SEI Mutual Funds Services (the "Sub-Administrator"). The Sub-Administrator is an affiliate of the Fund's distributor and assists the Administrator in providing administrative services to the Fund. For acting in this capacity, the Administrator pays the Sub-Administrator a fee at the annual rate of 0.04% of the average daily assets of each portfolio with respect to the first $2.5 billion of the total average daily net assets of (i) the Fund, and (ii) PBHG Insurance Series Fund, Inc., another fund family managed by the Adviser (collectively known as the "PBHG Fund Family"), 0.025% of the next $7.5 billion of the average daily assets of each portfolio in the PBHG Fund Family, and 0.02% of the average daily net assets of each portfolio in the PBHG Fund Family in excess of $10 billion.

The Adviser has entered into an agreement with SEI Investments to act as an agent in placing repurchase agreements for the Portfolio. Listed below are the amounts SEI Investments earned for its services from each Portfolio for the period ended September 30, 2000, and are reflected as a reduction of interest income.

Growth Fund                                       $134,283
Emerging Growth Fund                                30,916
Large Cap Growth Fund                               10,409
Select Equity Fund                                  41,917
Core Growth Fund                                     3,716
Limited Fund                                         3,988
Large Cap 20 Fund                                   24,297
New Opportunities Fund                               5,117
Large Cap Value Fund                                 1,414
Mid-Cap Value Fund                                   1,966
Small Cap Value Fund                                 4,316
Focused Value Fund                                     781
Technology & Communications Fund                    32,865
Strategic Small Company Fund                         1,457
Global Technology & Communications Fund                980

The Fund and SEI Investments Distribution Co. (the "Distributor") are parties to a Distribution Agreement. The Distributor receives no fees for its distribution services. The Fund has adopted a Service Plan (the "Plan") on behalf of the Advisor Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides for the payment by the Fund of up to 0.25% of the average daily net assets of the Advisor Class shares for certain distribution and shareholder services. Currently only the Growth Fund has Advisor Class shareholders.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Fund. From time to time, the Fund may pay amounts to third parties that provide sub-transfer agency and other administrative services relating to the Fund to persons who beneficially own interests in the Fund. First Union National Bank, serves as the custodian for each of the Portfolios except the International and the Global Technology & Communications Funds. The Northern Trust Company serves as the custodian for the International and Global Technology & Communications Funds.

The Fund has entered into a shareholder servicing agreement with PBHG Fund Services to provide shareholder support and other shareholder account-related services. PBHG Fund Services has, in turn, contracted with UAM Shareholder Service Center, Inc. ("UAMSSC") to assist in the provision of those services. UAMSSC receives no fees directly from the Portfolios.

SHAREHOLDER SERVICE FEES (INCLUDING OUT OF POCKET EXPENSES) PAID TO PBHG FUND SERVICES FOR THE PERIOD ENDED SEPTEMBER 30, 2000 WERE:

                                       AMOUNT
                                     ----------
Growth Fund                          $816,617
Emerging Growth Fund                  239,172
Large Cap Growth Fund                  75,554
Select Equity Fund                    297,616
Core Growth Fund                       65,000
Limited Fund                           33,798
Large Cap 20 Fund                     212,024
New Opportunities Fund                 32,862
Large Cap Value Fund                   18,381
Mid-Cap Value Fund                     20,243
Small Cap Value Fund                   19,658
Focused Value Fund                     10,604
International Fund                     12,199
Cash Reserves Fund                     78,386
Technology & Communications Fund      609,345
Strategic Small Company Fund           24,572
Global Technology &
  Communications Fund                  24,468

On April 4, 2000, the Board of Directors approved an agreement between the Fund and PBHG Fund Services to provide shareholder related web development and maintenance services. For its services, PBHG Fund Services will receive an annual fee of $720,000, which will be allocated to each fund quarterly based on average net assets. The fee is reviewed biannually by the Board of Directors.

Officers and directors of the Fund who are or were officers of the Adviser, Administrator, Sub-Administrator and the Distributor received no compensation from the Fund.


4.  INVESTMENT TRANSACTIONS

The cost of securities purchased and the proceeds from securities sold, other than short-term investments, for the Equity Portfolios for the period ended September 30, 2000 were as follows:

                                PURCHASES          SALES
                                  (000)            (000)
                               ----------       ----------
Growth Fund                    $2,614,647       $2,439,829
Emerging Growth Fund              321,918          356,026
Large Cap Growth Fund             343,626          145,178
Select Equity Fund              1,001,872          826,916
Core Growth Fund                  100,202          104,440
Limited Fund                       35,150           51,273


                                [LOGO OMITTED] 78

                                               THE PBHG FUNDS, INC.


                                       PURCHASES          SALES
                                        (000)             (000)
                                      -----------      ------------
Large Cap 20 Fund                     $   602,903      $   511,642
New Opportunities Fund                    268,139          447,889
Large Cap Value Fund                      310,090          284,926
Mid-Cap Value Fund                        132,662           86,871
Small Cap Value Fund                          225          131,227
Focused Value Fund                         77,009           56,343
International Fund                          3,359            4,098
Technology & Communications Fund        3,848,110        3,927,347
Strategic Small Company Fund               78,617           64,987
Global Technology & Communications Fund   195,377           95,284

The aggregate gross unrealized appreciation and depreciation of securities held by the Portfolios at September 30, 2000 are as follows:

                                                                NET
                                                            UNREALIZED
                           UNREALIZED     UNREALIZED       APPRECIATION/
                          APPRECIATION    DEPRECIATION    (DEPRECIATION)
                             (000)           (000)             (000)
                          ------------    ------------    --------------
Growth Fund               $2,302,048       $(361,005)        $1,941,043
Emerging Growth Fund         547,192         (60,416)           486,776
Large Cap Growth Fund        124,114         (16,062)           108,052
Select Equity Fund           632,383        (157,545)           474,838
Core Growth Fund              60,742         (13,491)            47,251
Limited Fund                  75,711          (3,624)            72,087
Large Cap 20 Fund            384,213         (23,441)           360,772
New Opportunities Fund        44,355          (1,996)            42,359
Large Cap Value Fund           3,358            (628)             2,730
Mid-Cap Value Fund            12,490          (5,090)             7,400
Small Cap Value Fund          27,828         (11,711)            16,117
Focused Value Fund             4,180          (2,106)             2,074
International Fund             1,264            (935)               329
Technology &
  Communications Fund        895,166        (375,746)           519,420
Strategic Small
  Company Fund                31,182          (4,963)            26,219
Global Technology &
  Communications Fund          6,494          (8,161)           (1,667)

The difference between book and tax cost basis at September 30, 2000 was immaterial. The Cash Reserves Fund had a capital loss carryforward of $11,635 expiring in 2008 at March 31, 2000, that can be used to offset future capital gains.


5.  CONCENTRATIONS

The Cash Reserves Fund invests primarily in a portfolio of money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating agency, or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry, state or region.

The International and Global Technology & Communications Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

Certain funds invest a high percentage of their assets in specific sectors of the market, especially technology, in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular sector of the market, positive or negative, have a greater impact on the fund's net asset value and will cause its shares to fluctuate more than if the fund did not concentrate its investments in a particular section. In addition, the Technology & Communications and the Global Technology & Communications Funds are concentrated which means they will invest 25% or more of their net assets in specific industries within the technology and communication sectors of the market in order to achieve a potentially greater investment return.


6.  LINE OF CREDIT

Except for the PBHG Cash Reserves Fund, each Portfolio may borrow, an amount up to its prospectus defined limitations, from a $500 million committed line of credit available to (i) the Funds and (ii) PBHG Insurance Series Fund, Inc. Borrowings from the line of credit will bear interest at the Federal Funds Rate plus 0.50%. As of September 30, 2000, there were no outstanding borrowings. Listed below are the Funds which had outstanding balances during the period ended September 30, 2000.

                                                          DAILY
                                                        WEIGHTED
                            MAXIMUM      AVERAGE        AVERAGE
                            AMOUNT       OUTSTANDING    INTEREST
                           BORROWED       BALANCE         RATE
                          ----------    -----------     --------
Select Equity Fund       158,700,000    1,853,005       6.61%
Core Growth Fund          12,500,000      592,896       6.60%
New Opportunities Fund    53,100,000    1,154,645       6.65%
Large Cap Value Fund       3,100,000       92,896       6.49%
Mid Cap Value Fund        15,300,000      405,464       6.47%
Small Cap Value Fund       1,500,000       12,022       6.41%
Focused Value Fund           500,000        2,732       6.37%
Technology &
   Communications Fund   119,500,000    8,321,858       6.73%


7.  OTHER

On September 26, 2000, Old Mutual plc acquired United Asset Management Corporation through a tender offer and merger. As a result, Old Mutual became the ultimate parent company of Pilgrim Baxter & Associates, Ltd., Pilgrim Baxter Value Investors, Inc. and Murray Johnstone. This change in control constituted an assignment of the Advisory Agreements and Investment Sub-Advisory Agreements and resulted in their termination for the purposes of the Investment Company Act of 1940 ("1940 Act"). Investment advisory and sub-advisory services are currently being provided pursuant to Interim Advisory and Interim Sub-Advisory Agreements adopted in accordance with Rule 15a-4 under the 1940 Act. Fees payable pursuant to these interim agreements are being escrowed in accordance with that rule. In accordance with the 1940 Act, the Fund's Board of Directors will be asked to approve new investment advisory and sub-advisor agreements with Pilgrim Baxter & Associated, Ltd. and each current sub-advisor and to approve submitting these agreements to shareholders for their approval. The new agreements will be identical to the current agreements in all material respects except for their effective and termination dates and the elimination of a state expense limitation provision. The new agreements will have no effect on the contractual advisory fee rates payable by the Portfolios. No changes are currently planned which would affect services being provided to the Portfolios.

On October 11, 2000, Aberdeen Asset Management plc agreed to buy Murray Johnstone's immediate parent company, Murray Johnstone Holdings Ltd., from Old Mutual.





                                [LOGO OMITTED] 79

The PBHG Funds, Inc.


                    [This page is intentionally left blank.]


                                [LOGO OMITTED] 80

                                   [BANK PAGE]

                                               [PBHG FUNDS LOGO OMITTED]


                                               P.O. Box 219534
                                               Kansas City, MO 64121-9534

                                               Investment Adviser:
                                               Pilgrim Baxter & Associates, Ltd.

                                               Distributor:
                                               SEI Investments Distribution Co.



                           1-800-433- WWW.PBHGFUNDS.COM